UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8748

                              Wanger Advisors Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                One Financial Center, Boston, Massachusetts         02111
-------------------------------------------------------------------------------
               (Address of principal executive offices)           (Zip code)

                            Vincent Pietropaolo, Esq.
                         Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
                   ------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-617-772-3698

Date of fiscal year end:             12/31/05
                              -------------------

Date of reporting period:            06/30/05
                              -------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  WANGER U.S. SMALLER COMPANIES
                                                         2005 Semiannual Report


[Graphic: squirrel]
WANGER ADVISORS FUNDS
--------------------------------------------------------------------------------
     managed by Columbia Wanger Asset Management, L.P.

[Graphic: squirrel]

              WANGER U.S. SMALLER COMPANIES
              2005 SEMIANNUAL REPORT


         TABLE OF CONTENTS

    1    Understanding Your Expenses
    2    Discipline and Creativity
    4    Performance Review
    6    Statement of Investments
   13    Statement of Assets and Liabilities
   13    Statement of Operations
   14    Statements of Changes in Net Assets
   15    Financial Highlights
   16    Notes to Financial Statements
   19    Management Fee Evaluation of the Senior Officer

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $23.5 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER SELECT, WANGER INTERNATIONAL SELECT AND THE COLUMBIA ACORN FAMILY OF FUNDS.

     COLUMBIA MANAGEMENT IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT ENTITIES FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS. COLUMBIA WAM IS AN SEC-REGISTERED INVESTMENT ADVISER AND WHOLLY OWNED SUBSIDIARY OF BANK OF AMERICA, N.A. COLUMBIA WANGER IS PART OF COLUMBIA MANAGEMENT.

     FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-888-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARES OF THE WANGER ADVISORS FUNDS.

     THE DISCUSSION IN THE REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

                           Wanger U.S. Smaller Companies  2005 Semiannual Report
--------------------------------------------------------------------------------


UNDERSTANDING YOUR EXPENSES

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the fund. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and then applies each Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the reporting period. See the "Compare with other funds" information for details on using the hypothetical data.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

2. In the section of the table below titled "Expenses paid during the period," locate the amount for your fund. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

January 1, 2005 - June 30, 2005

                       Account value at the            Account value at the          Expenses paid during      Fund's annualized
                   beginning of the period ($)         end of the period ($)            the period ($)         expense ratio (%)*
--------------------------------------------------------------------------------------------------------------------------------
                      Actual     Hypothetical         Actual     Hypothetical       Actual   Hypothetical
--------------------------------------------------------------------------------------------------------------------------------
Wanger U.S.
  Smaller Companies   1,000.00     1,000.00          1,033.52      1,020.08          4.79       4.76                0.95


Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

* For the six months ended 6/30/05.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

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                           Wanger U.S. Smaller Companies  2005 Semiannual Report
--------------------------------------------------------------------------------

[Graphic: squirrel]

DISCIPLINE AND CREATIVITY

Photo of: RALPH WANGER

RALPH WANGER
Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

A popular new book by Tom Friedman, "The World Is Flat: A Brief History of the Twenty-First Century," recounts how developing countries such as India and China are using modern technology to compete with the United States in both manufacturing and services. He contrasts the success of China and India to the failure of the Arab states to participate in the modern world. He deplores the influence of Yamani, the former Saudi oil minister, who used oil as an economic weapon, and Osama Bin Laden who uses terror as a political weapon. Friedman compares the stagnant current state of Arab culture with its peak in the 12th century. "What makes Yamanism and Bin Ladenism unfortunate as strategies for the Arabic world is that they ignore the examples within the Arab culture and civilization - when it was at its height - of discipline, hard work, knowledge, achievement, scientific inquiry, and pluralism."1

The popular Susan Hockfield was just installed as president of MIT. In her inaugural speech she invoked her list of virtues. She said, "The value of engineering - the rigor; the unflappable curiosity; the discipline and creativity; the appetite for good, old fashioned hard work; the passionate, enthusiastic, can do, hands-on, fix-it-now attitude - these values are and always will be the values of MIT."

The rules for success in the world don't seem to have changed very much. Twelfth century Cordoba and 21st century Cambridge are completely different in almost every way, but the characteristics that make you successful have not changed. Any financial analyst or serious investor should apply the engineer's characteristics of discipline, hard work, knowledge and enthusiasm to investing.

President Hockfield's linking of discipline and creativity is interesting. It's widely believed that we should diversify and balance our investments. We balance stocks vs. bonds, growth stocks vs. value stocks, big-cap vs. small-cap stocks, and U.S. stocks vs. international, but it is unusual to think of the balance between discipline and creativity; yet this balance is what I believe brings good investment results. Discipline without creativity is sterile - you tend to get an index fund. Index funds run by computer algorithm are boring and backward looking - although they have a significant place in investment portfolios. Creativity without discipline tends to result in wild speculation and money-losing results. We all remember the dot.com's in 1999 when the market was dominated by speculators who ignored valuation in favor of science-fiction fantasies. The resulting bubble was a seductive, narcotic experience for a year or two but of course ended very badly. We believe the Wanger Funds have been successful because our analysts have been able to maintain a balance between discipline and creativity.

WE ARE NOT MANUFACTURERS

Organizations that are in the business of marketing mutual funds often prefer discipline and are made nervous by creativity. For instance, Raymond "Chip" Mason, chairman of Legg Mason, a major force in the mutual fund business, said recently, "For two years we've been looking to cross the line and become pure asset management. All the regulators have been pointing toward the need to separate the manufacturing and distribution businesses."2

I have been in corporate meetings in which mutual fund portfolio management was called "manufacturing" but this is a strange and inapt metaphor. Manufacturers make products. Mutual funds are not a product. Cap'n Crunch cereal is a product. When you go to the store to buy a new box of Cap'n Crunch you expect the taste and nutrition performance to be exactly like the last box. Manufacturing cereal is very disciplined resulting in high quality and high reliability, so that every box is identical. Since you are a mutual fund shareholder you know that a mutual fund could be a lot better or a lot worse than you expected when you bought it. Investing involves forecasting the future, but forecasting is an uncertain and sloppy process. While discipline is important, you need a lot of creativity as well.

Predicting the future does not require a fortune teller with a crystal ball. It is more like watching a skilled athlete. When you go to a baseball game and a batter hits a fly ball to left field, the fielder will see the ball heading his direction and, by experience, run to where the ball is going to land and make what looks like a routine catch. The fielder has to predict the flight of the ball, which for a physicist would require solving a complicated equation, but the player shows that it is not an impossible task. Like the outfielder, we have figured out where trends are likely going to land with reasonable success. As in baseball, the ball can elude the fielder and the batter ends up on second base. Sometimes our analysts miss the ball too, but for the full season we tend to catch more balls than we miss.

TWO WHEELS GOOD, FOUR WHEELS BAD

Other teams haven't done so well. Forty years ago, major U.S. car makers were among the largest companies in the world and were highly profitable. Since then, the U.S. automotive industry has fallen into a long slump. Their corporate bonds have been downgraded in quality, which is a definite sign of financial problems. I believe that these companies were complacent and arrogant, so the German and Japanese car makers beat them up.

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                           Wanger U.S. Smaller Companies  2005 Semiannual Report
--------------------------------------------------------------------------------


A long time ago, perhaps 1966, I attended a meeting of the Chicago Science Analysts with the General Time Corporation. The company's main business was making name-brand clocks like Seth Thomas and Big Ben. It also made automobile clocks. The clocks were sold as accessories with the car. They were mechanical clocks because electronic clocks hadn't yet been invented. They worked for about three months and then broke. The U.S. automotive giant that bought the clocks from General Time paid $3.25 per clock and resold it to the customer for $21. I asked the president of General Time why his clocks didn't work better. I knew this was an impertinent question but I wanted to see how he would react. I expected him to take a defensive position retorting that the clocks were fine but weren't being used correctly. To my surprise he admitted that the clocks were lousy and he explained why.

General Time couldn't make a good clock for $3.25. The clock needed an additional component that would have made it a sturdy, reliable device, but this improvement would have raised the selling price to $3.75. Its customer, the automobile manufacturer, was adamant about sticking to the lower price. Even to an inexperienced analyst, as I was in 1966, I did not see how the automaker could prosper if it was not delivering a high-quality car. Such a successful company could have paid $3.75 for a clock and sold it for a decent profit even if it kept the price at $21. While this would have been a less enormous markup, the car likely would have been a better vehicle. If the automaker was willing to sell a crummy clock, then I thought that customers would perceive that it was cutting corners on all the other components of the vehicle too. Bad clock, bad car. This willingness to forego quality for price made room for the imports.

Why am I bringing up an anecdote from 40 years ago? I think there are some useful lessons here for financial analysts and investors. First, in a management meeting it is okay to ask tough questions. You get more meaningful answers that way. Second, you can find out a lot about a company by talking to its suppliers or customers. Company spokesmen will only give you their own corporate press release. Third, a long-term trend will take a long time to develop but it is enormously important.

At the time of my 1966 meeting, U.S. automakers were riding high because foreign car imports were not yet a problem. In 1960, Japan exported only 39,000 vehicles. By 1970, the Japanese were starting to exploit the lower quality of U.S. cars and exported 1.1 million cars. In 1980, exports rose to 6 million and the Japanese were producing more vehicles than U.S. manufacturers. U.S. automotive companies had to react to the loss of market share from high-quality imports. However, once there is a loss of market share, it is not usually readily reversible.

DAVID ALWAYS BEATS GOLIATH

There are several lessons we can learn from the decline of Arab civilization and the problems of U.S. auto companies: (1) To operate a successful business, the world is too competitive to be complacent. Like baseball players, companies have to fight to keep their position on the team. Great U.S. businesses must constantly compete in the world market and it is darn tough. (2) Big companies are often just big targets. Small companies are hungry to succeed and are constantly focused on improving with the hope of taking some of the flabby giant's customers. (3) History provides a useful context. Discipline, creativity, hard work, knowledge, achievement, and a can-do, hands-on, fix-it-now attitude worked in the past and will work now. (4) We believe small-cap investing works if you can identify the hungry, small companies whose employees embrace our list of exemplary values. The core investment strategy of the Wanger Advisors Funds has always been to try to find small- and mid-cap companies that are on the way up. We don't want to own once-great companies that are now on their way down. This is partly a matter of personal taste, because we find following big, sick companies to be depressing. Even though there are occasional turnarounds in these big companies, it seems to us that is not the way to bet.

SO LONG AND BEST REGARDS!

This is my final "Squirrel Chatter." I am retiring from Columbia Wanger Asset Management as of September 30. While I considered writing a few more essays, current regulatory rules are not conducive to the free-ranging thought that was characteristic of these essays. I have great confidence in Chuck McQuaid and his team of analysts and portfolio managers to keep the performance of the Funds at a competitive level. Thank you, fellow shareholders, for your support over 35 years. I regard myself as truly fortunate to have been able to build a career in this exciting industry. I am especially proud that we have enabled thousands of our shareholders to pursue their economic goals by investing in our funds.

COLUMBIA WAM NEWS

We are pleased to announce that Ashish Kohli has joined our domestic analyst team to follow health care. Jason Selch, who followed energy, departed in May. We are searching for his replacement and continue to talk to some promising candidates. Your Wanger Advisors Trust investment team includes 20 investment analysts and portfolio managers.

------------------
1 Friedman, Thomas, The World Is Flat: A Brief History of the Twenty-first Century, Farrar, Straus and Giroux, 2005. Page 405.

2 Raymond "Chip" Mason, chairman of Legg Mason, The Wall Street Journal, June 27, 2005, page C1.

[Graphic: squirrel]

                           Wanger U.S. Smaller Companies  2005 Semiannual Report
--------------------------------------------------------------------------------


PERFORMANCE REVIEW     WANGER U.S. SMALLER COMPANIES

PHOTO OF: ROBERT A. MOHN

ROBERT A. MOHN
Portfolio Manager

Wanger U.S. Smaller Companies finished the first half of 2005 up 3.35%, nicely ahead of the Russell 2000 Index's loss of 1.25%. Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Rising oil prices lifted energy stocks over the last six months. Our energy portfolio was stocked with companies benefiting not only from higher commodity prices, but also from strong internal production growth. Top holdings Quicksilver, up 74%, and Southwestern Energy, up 85%, had exciting new drilling prospects in the Barnet and Fayetteville gas fields. Cuno, a water filtration company, spiked after announcing it was being acquired. Many of the Fund's holdings had been attractive to larger corporate acquirers. Cuno was the fifth company in the Fund to be bought out this year, joining Western Wireless and Brookstone.

Other winners for the six-month period were retailers Chico's FAS, up 51%, and home-goods and furnishings retailer Restoration Hardware, up 44%.

Our worst-performing group year-to-date was technology. SeaChange International dropped 60% as sales of its video-on-demand servers fell short. The turnaround at mobile computing and bar-code scanner company Symbol Technologies, down 43%, has taken longer than hoped, which sent its stock lower.

The U.S. stock market has been stuck in a see-saw trading range for the past 18 months. Flat markets like this one may not make for exciting business headlines but were just as plentiful with investment opportunities as the good old Roaring Nineties bull markets.

Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/05, the Fund's positions in the stocks mentioned were: Quicksilver Resources, 0.7%; Southwestern Energy, 0.4%; Cuno, 0.7%; Western Wireless, 2.7.%; Brookstone, 0.2%; Chico's FAS, 0.6%; Restoration Hardware, 0.3%; SeaChange International, 0.2%; Symbol Technologies, 0.7%.

                           Wanger U.S. Smaller Companies  2005 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF A $10,000 INVESTMENT IN
WANGER U.S. SMALLER COMPANIES

TOTAL RETURN FOR EACH PERIOD,
MAY 3, 1995 (INCEPTION DATE) THROUGH JUNE 30, 2005

                              AVERAGE ANNUAL RETURN
-------------------------------------------------------------------------------
     1 year         5 years          10 years        Life of fund
     15.01%         11.78%            15.26%            15.85%


LINE CHART:

                                     WANGER U.S.
                                     SMALLER COMPANIES            Russell 2000
5/3/95                               10000                        10000
                                      9870                        10179
6/30/95                              10770                        10707
                                     11560                        11324
                                     11940                        11559
9/30/95                              12060                        11765
                                     11380                        11239
                                     11640                        11711
12/31/95                             11600                        12020
                                     11950                        12007
                                     12580                        12381
3/31/96                              13297                        12633
                                     14690                        13309
                                     15471                        13833
6/30/96                              15351                        13265
                                     14529                        12107
                                     15090                        12810
9/30/96                              15792                        13310
                                     15902                        13105
                                     16423                        13645
12/31/96                             17004                        14003
                                     17475                        14282
                                     16994                        13936
3/31/97                              16366                        13279
                                     16355                        13316
                                     17986                        14797
6/30/97                              19093                        15431
                                     20201                        16149
                                     20703                        16519
9/30/97                              22395                        17728
                                     21995                        16949
                                     21892                        16839
12/31/97                             22005                        17134
                                     21554                        16864
                                     23379                        18111
3/31/98                              24865                        18858
                                     25803                        18962
                                     24887                        17941
6/30/98                              25361                        17978
                                     23959                        16523
                                     20358                        13315
9/30/98                              20875                        14356
                                     21598                        14942
                                     22601                        15725
12/31/98                             23916                        16698
                                     23453                        16920
                                     22223                        15549
3/31/99                              22388                        15792
                                     24321                        17207
                                     25005                        17459
6/30/99                              26375                        18248
                                     27216                        17747
                                     25677                        17090
9/30/99                              25389                        17094
                                     26940                        17163
                                     28202                        18188
12/31/99                             29909                        20247
                                     28911                        19922
                                     30029                        23212
3/31/00                              29077                        21682
                                     26164                        20377
                                     24858                        19189
6/30/00                              25545                        20862
                                     25174                        20191
                                     26672                        21731
9/30/00                              26741                        21093
                                     26768                        20151
                                     25147                        18083
12/31/00                             27469                        19636
                                     27936                        20658
                                     27469                        19302
3/31/01                              26306                        18358
                                     29276                        19794
                                     30473                        20281
6/30/01                              31669                        20981
                                     31710                        19845
                                     30308                        19204
9/30/01                              26567                        16619
                                     27214                        17592
                                     28988                        18954
12/31/01                             30597                        20124
                                     30528                        19914
                                     29634                        19369
3/31/02                              32219                        20925
                                     32247                        21116
                                     30652                        20179
6/30/02                              28754                        19178
                                     25027                        16281
                                     24959                        16240
9/30/02                              23226                        15073
                                     24546                        15557
                                     26499                        16945
12/31/02                             25454                        16002
                                     24959                        15559
                                     24601                        15089
3/31/03                              24670                        15283
                                     26815                        16732
                                     29125                        18528
6/30/03                              29717                        18863
                                     31463                        20043
                                     33168                        20962
9/30/03                              32549                        20575
                                     35643                        22303
                                     36193                        23094
12/31/03                             36455                        23563
                                     38105                        24587
                                     37789                        24807
3/31/04                              37417                        25038
                                     36592                        23762
                                     37857                        24140
6/30/04                              38765                        25157
                                     36578                        23463
                                     36358                        23342
9/30/04                              37665                        24438
                                     38999                        24919
                                     41763                        27080
12/31/04                             43138                        27882
                                     42368                        26719
                                     43124                        27171
3/31/05                              42794                        26393
                                     40786                        24882
                                     42973                        26510
6/30/05                              44582                        27533


This graph compares the results of $10,000 invested in Wanger U.S. Smaller Companies on May 3, 1995 (the date the Fund began operations) through June 30, 2005, with the Russell 2000. Dividends and capital gains are reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger U.S. Smaller Companies is a diversified fund that invests primarily in the stocks of small- and medium-size U.S. companies. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies.

--------------------------------------------------------------------------------
RESULTS AS OF JUNE 30, 2005

                                        Year
                         2nd quarter   to date     1 year
WANGER U.S. SMALLER
  COMPANIES                  4.18%      3.35%      15.01%
Russell 2000                 4.32      -1.25        9.45
S&P MidCap 400               4.26       3.85       14.03
S&P 500                      1.37      -0.81        6.32

NAV AS OF 6/30/05:  $32.42

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The Russell 2000 is formed by taking the 3,000 largest U.S. companies and then eliminating the largest 1,000, leaving a mainly small company index. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500. The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
TOP 5 SECTORS
As a % of net assets, as of 6/30/05
Information                                                 26.4%
Consumer Goods/Services                                     20.0
Health Care                                                 12.9
Energy/Minerals                                             12.6
Industrial Goods/Services                                    9.8

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/05

1. ITT Educational Services                                  4.1%
Technology Oriented Postsecondary Degree Programs

2. Lincare Holdings                                          2.8%
Home Health Care Services

3. Western Wireless                                          2.7%
Rural Cellular Phone Services

4. AmeriCredit                                               2.3%
Auto Lending

5. Micros Systems                                            2.1%
Information Systems for Restaurants & Hotels

6. Esco Technologies                                         1.9%
Automatic Electric Meter Readers

7. Chicago Bridge & Iron                                     1.9%
Engineering & Construction for Petrochemicals & LNG

8. Kronos                                                    1.8%
Labor Management Solutions

9. Genlyte Group                                             1.6%
Commercial Lighting Fixtures

10. Abercrombie & Fitch                                      1.5%
Teen Apparel Retailer

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares
            COMMON STOCKS - 90.7%

            INFORMATION - 26.4%
--------------------------------------------------------------------------------
            BUSINESS/CONSUMER SOFTWARE - 7.0%
    595,800 Micros Systems (b)                                       $26,662,050
            Information Systems for Restaurants & Hotels

    563,437 Kronos (b)                                                22,757,220
            Labor Management Solutions

  2,030,000 Novell (b)                                                12,586,000
            Security & Identity Management Software

  1,030,000 JDA Software Group (b)                                    11,721,400
            Applications/Software & Services for Retailers

    429,800 MRO Software (b)                                           6,279,378
            Enterprise Maintenance Software

    218,500 SSA Global Technologies (b)                                2,622,000
            Enterprise Resource Planning (ERP) Software

    628,200 E.Piphany (b)                                              2,186,136
            CRM Software

     60,000 Maximus                                                    2,117,400
            Outsourcer For Government

    820,000 Indus International                                        2,017,200
            Enterprise Asset Management Software
--------------------------------------------------------------------------------
                                                                      88,948,784

--------------------------------------------------------------------------------
            TELECOMMUNICATION SERVICES - 6.0%
    807,000 Western Wireless (b)                                      34,136,100
            Rural Cellular Phone Services

    368,300 Commonwealth Telephone                                    15,435,453
            Rural Phone Franchises & CLEC

    640,000 American Tower (b)                                        13,452,800
            Communication Towers in USA & Mexico

    495,000 Crown Castle International (b)                            10,058,400
            Communication Towers

     46,000 Telephone & Data Systems                                   1,877,260

     46,000 Telephone & Data Systems Cl. S                             1,763,640
            Cellular & Telephone Services
--------------------------------------------------------------------------------
                                                                      76,723,653

--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT - 2.2%
  1,315,000 Tellabs (b)                                               11,440,500
            Telecommunications Equipment

    997,800 Aspect Telecommunications (b)                             11,205,294
            Call Center Equipment

    340,000 Andrew (b)                                                 4,338,400
            Wireless Infrastructure Equipment

--------------------------------------------------------------------------------
Number of                                                 Value
Shares



--------------------------------------------------------------------------------
    100,000 Symmetricom (b)                                           $1,037,000
            Network Timing & Synchronization Devices
--------------------------------------------------------------------------------
                                                                      28,021,194

--------------------------------------------------------------------------------
            TRANSACTION PROCESSORS - 1.9%
    273,440 Global Payments                                           18,539,232
            Credit Card Processor

    448,000 Pegasus Systems (b)                                        4,995,200
            Transaction Processor for Hotel Industry
--------------------------------------------------------------------------------
                                                                      23,534,432

--------------------------------------------------------------------------------
            BUSINESS INFORMATION/BUSINESS
            SERVICES/PUBLISHING - 1.8%
    153,700 Getty Images (b)                                          11,413,762
            Photographs for Publications & Electronic Media

    443,200 Navigant Consulting (b)                                    7,826,912
            Financial Consulting Firm

    200,000 InfoUSA (b)                                                2,340,000
            Business Data for Sales Leads

     90,000 Ceridian (b)                                               1,753,200
            HR Services & Payment Processing
--------------------------------------------------------------------------------
                                                                      23,333,874

--------------------------------------------------------------------------------
            COMPUTER HARDWARE/RELATED SYSTEMS - 1.8%
    880,000 Symbol Technologies                                        8,685,600
            Mobile Computers & Barcode Scanners

     81,600 Rogers (b)                                                 3,308,880
            PCB Laminates & High Performance Foams

    120,000 Unova                                                      3,195,600
            Barcode & Wireless LAN Systems

    415,800 Seachange International (b)                                2,918,916
            Systems for Video on Demand & Ad Insertion

    195,000 CTS                                                        2,396,550
            Electronic Components, Sensors & EMS

     50,000 Avocent (b)                                                1,307,000
            Computer Control Switches

     35,000 Applied Films (b)                                            896,000
            Thin-Film Glass Coating Equipment

    301,205 SensAble Technologies Series C Pfd. (b)(d)                   280,121

  1,581,292 SensAble Technologies (b)(d)                                  63,252
            Sensory Devices for Computer Based Sculpting
--------------------------------------------------------------------------------
                                                                      23,051,919


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            RADIO - 1.4%
    455,900 Salem Communications (b)                                  $9,045,056
            Radio Stations for Religious Programming

    515,000 Spanish Broadcasting (b)                                   5,144,850
            Spanish Language Radio Stations

    130,900 Saga Communications (b)                                    1,832,600
            Radio Stations in Small & Mid-sized Cities

    110,000 Cumulus Media, Cl. A                                       1,295,800
            Radio Stations in Small Cities
--------------------------------------------------------------------------------
                                                                      17,318,306

--------------------------------------------------------------------------------
            SEMICONDUCTORS/RELATED EQUIPMENT - 1.2%
    325,000 Integrated Circuit Systems (b)                             6,708,000
            Silicon Timing Devices

    445,000 Entegris (b)                                               4,405,500
            Semiconductor Wafer Shipping & Handling Products

     70,000 Littelfuse (b)                                             1,949,500
            Little Fuses

    125,900 IXYS (b)                                                   1,785,262
            Power Semiconductors

     41,229 Pericom Semiconductor (b)                                    335,604
            Interface Integrated Circuits
--------------------------------------------------------------------------------
                                                                      15,183,866

--------------------------------------------------------------------------------
            INSTRUMENTATION - 0.9%
    288,000 Tektronix                                                  6,701,760
            Analytical Instruments

     90,000 Trimble Navigation (b)                                     3,507,300
            GPS-Based Instruments

     25,000 Mettler Toledo (b)                                         1,164,500
            Laboratory Equipment
--------------------------------------------------------------------------------
                                                                      11,373,560

--------------------------------------------------------------------------------
            INTERNET - 0.7%
    355,000 ValueClick (b)                                             4,377,150
            Internet Advertising

    355,600 DoubleClick (b)                                            2,983,484
            Internet Advertising & Direct Marketing Statistical Data

    310,000 Skillsoft Publishing (b)                                   1,069,500
            Provider of Web-Based Learning Solutions (E-Learning)
--------------------------------------------------------------------------------
                                                                       8,430,134


--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            COMPUTER SERVICES - 0.5%
    753,000 RCM Technologies (b)(c)                                   $3,192,720
            Technology Engineering Services

    705,500 AnswerThink Consulting                                     2,504,525
            IT Consultant Offering Best Practices Benchmarking

    256,600 Analysts International (b)                                   877,572
            Technology Staffing Services
--------------------------------------------------------------------------------
                                                                      6,574,817

--------------------------------------------------------------------------------
            TV/SATELLITE BROADCASTING - 0.4%
    700,000 Entravision Communications (b)                             5,453,000
            Spanish Language TV, Radio & Outdoor

--------------------------------------------------------------------------------
            CONTRACT MANUFACTURING - 0.3%
    220,000 Plexus (b)                                                 3,130,600
            Electronic Manufacturing Services

--------------------------------------------------------------------------------
            ELECTRONICS DISTRIBUTION - 0.2%
     40,000 CDW                                                        2,283,600
            Technology Reseller

--------------------------------------------------------------------------------
            TELEVISION PROGRAMMING - 0.1%
    138,500 Gray Television                                            1,670,310
            Mid Market Affiliated TV Stations
--------------------------------------------------------------------------------
            INFORMATION - TOTAL                                      335,032,049

            CONSUMER GOODS/SERVICES - 20.0%
--------------------------------------------------------------------------------
            RETAIL - 7.7%
    280,000 Abercrombie & Fitch                                       19,236,000
            Teen Apparel Retailer

    405,750 Aeropostale (b)                                           13,633,200
            Mall Based Teen Retailer

    430,000 Petco Animal Supplies (b)                                 12,607,600
            Pet Supplies & Services

    230,000 Chico's FAS (b)                                            7,884,400
            Women's Specialty Retail

    265,000 Ann Taylor (b)                                             6,434,200
            Womens Apparel Retailer

    198,000 Zale Corp (b)                                              6,274,620
            Specialty Retailer of Jewelry

    339,150 Christopher & Banks                                        6,192,879
            Women's Apparel Retailer

    163,000 Genesco (b)                                                6,045,670
            Multi-Concept Branded Footware Retailer

See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                 Value
Shares



--------------------------------------------------------------------------------
            RETAIL - 7.7% (CONT)
    530,000 Restoration Hardware (b)                                  $4,335,400
            Home Furnishing Retailer

    100,000 Michaels Stores                                            4,137,000
            Craft & Hobby Specialty Retailer

    130,000 Sports Authority (b)                                       4,134,000
            Sporting Goods Store

    145,750 Hot Topic (b)                                              2,786,740
            Music Inspired Retailer of Apparel, Accessories & Gifts

    141,200 Brookstone (b)                                             2,665,856
            Specialty Consumer Product Retailer

     60,000 West Marine (b)                                            1,083,600
            Largest Retailer of Boating Supplies

    150,000 Gaiam (b)                                                  1,044,000
            Healthly Living Catalogs & E-Commerce
--------------------------------------------------------------------------------
                                                                      98,495,165

--------------------------------------------------------------------------------
            CONSUMER SERVICES - 5.6%
    972,000 ITT Educational Services (b)                              51,924,240
            Technology Oriented Post Secondary Degree Programs

    390,000 Coinstar (b)                                               8,849,100
            Owner/Operator of Coin Counting Machines

    426,500 Central Parking                                            5,864,375
            Owner, Operater & Manager of Parking Lots & Garages

     80,000 Weight Watchers (b)                                        4,128,800
            Weight Loss Program
--------------------------------------------------------------------------------
                                                                      70,766,515

--------------------------------------------------------------------------------
            APPAREL - 2.6%
    424,000 Coach (b)                                                 14,233,680
            Designer & Retailer of Branded Leather Accessories

    254,200 Oxford Industries                                         10,943,310
            Branded & Private Label Apparel

    427,000 Steven Madden (b)                                          7,583,520
            Wholesaler/Retailer of Fashion Footware
--------------------------------------------------------------------------------
                                                                      32,760,510

--------------------------------------------------------------------------------
            ENTERTAINMENT/LEISURE PRODUCTS - 2.1%
    336,300 International Speedway Motors                             18,920,238
                  Largest Motorsport Racetrack Owner & Operator
                         390,000 Callaway Golf                         6,017,700
            Premium Golf Clubs & Balls



--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
     45,000 Speedway Motorsports                                      $1,645,200
            Motorsport Racetrack Owner & Operator
--------------------------------------------------------------------------------
                                                                      26,583,138

--------------------------------------------------------------------------------
            FURNITURE & TEXTILES - 1.1%
    100,000 HNI                                                        5,115,000
            Office Furniture & Fireplaces

    110,000 Herman Miller                                              3,392,400
            Office Furniture

     33,000 Mohawk Industries (b)                                      2,722,500
            Carpet & Flooring

     84,000 American Woodmark                                          2,520,840
            Kitchen Cabinet Manufacturer
--------------------------------------------------------------------------------
                                                                      13,750,740

--------------------------------------------------------------------------------
            NON-DURABLES - 0.7%
    117,000 Scotts Company (b)                                         8,331,570
            Consumer Lawn & Garden Products

     38,900 Prestige Brands (b)                                          758,550
            OTC, Household & Personal Care Products
--------------------------------------------------------------------------------
                                                                       9,090,120

--------------------------------------------------------------------------------
            FOOD - 0.1%
     62,000 NBTY (b)                                                   1,608,280
            Vitamins & Supplements

--------------------------------------------------------------------------------
            CASINOS - 0.1%
    105,000 Alliance Gaming (b)                                        1,472,100
            Diversified Gaming Company
--------------------------------------------------------------------------------
            CONSUMER GOODS/SERVICES - TOTAL                          254,526,568

            HEALTH CARE - 12.9%
--------------------------------------------------------------------------------
            SERVICES - 5.8%
    866,000 Lincare Holdings (b)                                      35,367,440
            Home Health Care Services

    172,473 Coventry Health Care (b)                                  12,202,465
            PPO Network

    180,000 Charles River Laboratories (b)                             8,685,000
            Pharmaceutical Research

    481,800 NDCHealth Group                                            8,657,946
            Health Claims Processing & Drug Marketing Services

    405,000 Serologicals (b)                                           8,606,250
            Blood Collection & Antibody Production
--------------------------------------------------------------------------------
                                                                      73,519,101


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                 Value
Shares



--------------------------------------------------------------------------------
            MEDICAL EQUIPMENT - 4.0%
    412,000 Edwards Lifesciences (b)                                 $17,724,240
            Heart Valves

    246,300 Diagnostic Products                                       11,657,379
            Immunodiagnostic Kits

    190,000 Arrow International                                        6,061,000
            Disposable Catheters

    137,227 Advanced Medical Optics (b)                                5,454,773
            Medical Devices for Eye Care

     93,500 Orthofix International (b)                                 4,024,240
            Bone Fixation & Stimulation Devices

    115,700 ICU Medical (b)                                            3,722,069
            Intravenous Therapy Products

     90,450 Intermagnetics General (b)                                 2,782,242
            MRI Equipment
--------------------------------------------------------------------------------
                                                                      51,425,943

--------------------------------------------------------------------------------
            BIOTECHNOLOGY/DRUG DELIVERY - 1.9%
    246,500 Neurocrine Biosciences (b)                                10,367,790
            Drugs for Sleep, Diabetes, MS & Endometriosis

    350,000 AtheroGenics (b)                                           5,593,000
            Drugs for Atherosclerosis

    270,000 Nektar Therapeutics (b)                                    4,546,800
            Drug Delivery Technologies

    400,000 Lexicon Genetics (b)                                       1,976,000
            Drug Discovery

    232,500 Ligand Pharmaceuticals (b)                                 1,615,875
            Drugs for Pain, Cancer, Osteoporosis, & Diabetes

    250,000 Locus Discovery, Series D Pfd. (d)                           500,000
            High Throughput Rational Drug Design
--------------------------------------------------------------------------------
                                                                      24,599,465

--------------------------------------------------------------------------------
            PHARMACEUTICALS - 0.8%
    315,500 Par Pharmaceuticals (b)                                   10,036,055
            Generics

--------------------------------------------------------------------------------
            MEDICAL SUPPLIES - 0.4%
    100,700 Techne (b)                                                 4,623,137
            Cytokines, Antibodies, Other Reagents For Life Sciences
--------------------------------------------------------------------------------
            HEALTH CARE - TOTAL                                      164,203,701


--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


            ENERGY/MINERALS - 12.6%
--------------------------------------------------------------------------------
            OIL SERVICES - 6.7%
  1,065,000 Chicago Bridge & Iron                                    $24,345,900
            Engineering & Construction for Petrochemicals & LNG

    490,700 FMC Technologies (b)                                      15,687,679
            Oil & Gas Well Head Manufacturer

    580,000 Pride International (b)                                   14,906,000
            Offshore Drilling Contractor

  1,231,000 Newpark Resources (b)                                      9,232,500
            Drilling Fluid Services to Oil & Gas Industry

     95,000 Carbo Ceramics                                             7,501,200
            Natural Gas Well Stimulants

    625,000 Hanover Compressor (b)                                     7,193,750
            Natural Gas Compressor Rental

    266,800 Pioneer Drilling (b)                                       4,071,368
            Oil & Gas Well Driller

    205,000 Key Energy Services (b)                                    2,480,500
            Oil & Gas Well Workover Services
--------------------------------------------------------------------------------
                                                                      85,418,897

--------------------------------------------------------------------------------
            OIL/GAS PRODUCERS - 3.1%
    430,000 Ultra Petroleum (b)                                       13,054,800
            Natural Gas Producer

    296,000 Western Gas                                               10,330,400
            Oil Producer & Coal Seam Gas Producer

    130,000 Quicksilver Resources (b)                                  8,310,900
            Natural Gas & Coal Seam Gas Producer

     96,800 Southwestern Energy (b)                                    4,547,664
            Oil & Gas Exploration/Production

    450,000 Vaalco Energy (b)                                          1,557,000
            Oil & Gas Producer

     71,500 McMoran Exploration (b)                                    1,394,965
            Natural Gas Producers & LNG Developer
--------------------------------------------------------------------------------
                                                                      39,195,729

--------------------------------------------------------------------------------
            DISTRIBUTION/MARKETING/REFINING - 2.8%
    460,000 Oneok                                                     15,019,000
            Natural Gas Utility, Marketing & Processing

    208,000 Equitable Resources                                       14,144,000
            Natural Gas Producer & Utility

    231,000 Atmos Energy                                               6,652,800
            Natural Gas Utility
--------------------------------------------------------------------------------
                                                                      35,815,800

--------------------------------------------------------------------------------
            ENERGY/MINERALS - TOTAL                                  160,430,426


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


            INDUSTRIAL GOODS/SERVICES - 9.8%
--------------------------------------------------------------------------------
            MACHINERY - 3.6%
    243,000 Esco Technologies (b)                                    $24,494,400
            Automatic Electric Meter Readers

    210,000 Ametek                                                     8,788,500
            Aerospace/Industrial Instruments

    211,800 Nordson                                                    7,260,504
            Dispensing Systems for Adhesives & Coatings

     78,000 Pentair                                                    3,339,180
            Pumps, Water Treatment & Tools

     50,000 Kaydon                                                     1,392,500
            Specialized Friction & Motion Control Products
--------------------------------------------------------------------------------
                                                                      45,275,084

--------------------------------------------------------------------------------
            INDUSTRIAL GOODS - 2.8%
    408,000 Genlyte Group (b)                                         19,885,920
            Commercial Lighting Fixtures

    165,300 Mine Safety Appliances                                     7,636,860
            Safety Equipment

    196,000 Clarcor                                                    5,733,000
            Mobile & Industrial Filters

     75,000 Donaldson                                                  2,274,750
            Industrial Air Filtration
--------------------------------------------------------------------------------
                                                                      35,530,530

--------------------------------------------------------------------------------
            WATER - 0.8%
    133,000 Cuno (b)                                                   9,501,520
            Filtration & Fluids Clarification

--------------------------------------------------------------------------------
            CONSTRUCTION - 0.7%
    127,600 Florida Rock Industries                                    9,359,460
            Concrete & Aggregates

--------------------------------------------------------------------------------
            INDUSTRIAL DISTRIBUTION - 0.6%
    100,000 Aviall (b)                                                 3,159,000
            Aircraft Replacement Parts Distributor

    113,000 Nuco2 (b)                                                  2,900,710
            Bulk CO2 Gas Distribution to Restaurants

     50,000 Airgas                                                     1,233,500
            Industrial Gas Distributor
--------------------------------------------------------------------------------
                                                                       7,293,210


--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS - 0.5%
    357,500 Spartech                                                  $6,363,500
            Plastics Distribution & Compounding

--------------------------------------------------------------------------------
            OUTSOURCING SERVICES - 0.3%
    450,000 Quanta Services (b)                                        3,960,000
            Electrical & Telecom Construction Services

--------------------------------------------------------------------------------
            LOGISTICS - 0.3%
    130,000 Forward Air                                                3,675,100
            Freight Transportation Between Airports

--------------------------------------------------------------------------------
            INDUSTRIAL SERVICES - 0.1%
    125,000 Clark                                                      1,791,250
            Executive Compensation & Benefits Consulting

--------------------------------------------------------------------------------
            STEEL - 0.1%
     75,000 Gibraltar Industries                                       1,390,500
            Steel Processing
--------------------------------------------------------------------------------
            INDUSTRIAL GOODS/SERVICES - TOTAL                        124,140,154

            FINANCE - 8.0%
--------------------------------------------------------------------------------
            INSURANCE - 3.1%
    447,000 HCC Insurance Holdings                                    16,927,890
            Specialty Insurance

     36,500 Markel (b)                                                12,373,500
            Specialty Insurance

    138,000 Leucaudia National                                         5,330,940
            Insurance Holding Company

     35,000 Philadelphia Consolidated Holding (b)                      2,966,600
            Specialty Insurance

     77,000 United America Indemnity (b)                               1,323,630
            Specialty Insurance
--------------------------------------------------------------------------------
                                                                      38,922,560
--------------------------------------------------------------------------------
            FINANCE COMPANIES - 2.8%
  1,135,400 AmeriCredit (b)                                           28,952,700
            Auto Lending

    217,100 World Acceptance (b)                                       6,523,855
            Personal Loans
--------------------------------------------------------------------------------
                                                                      35,476,555


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            BANKS/SAVINGS & LOANS - 1.2%
    317,000 TCF Financial                                             $8,203,960
            Great Lakes Bank

    131,875 Chittenden                                                 3,587,000
            Vermont & Western Massachusetts Bank

     85,200 Anchor Bancorp Wisconsin                                   2,578,152
            Wisconsin Thrift

     20,000 First Financial BankShares                                   676,800
            West Texas Bank

     30,000 West Bancorporation                                          564,000
            Des Moines Commercial Bank
--------------------------------------------------------------------------------
                                                                      15,609,912

--------------------------------------------------------------------------------
            MONEY MANAGEMENT - 0.9%
    321,000 SEI Investments                                           11,989,350
            Mutual Fund Administration & Investment Management
--------------------------------------------------------------------------------
            FINANCE - TOTAL                                          101,998,377

            OTHER INDUSTRIES - 1.0%
--------------------------------------------------------------------------------
            REGULATED UTILITIES - 0.6%
    345,000 Northeast Utilities                                        7,196,700
            Regulated Electric Utility

--------------------------------------------------------------------------------
            REAL ESTATE - 0.2%
    100,000 Crescent Real Estate Equities                              1,875,000
            Class A Office Buildings

     25,000 Highland Hospitality                                         261,250
            Hotel Real Estate Investment Trust
--------------------------------------------------------------------------------
                                                                       2,136,250

--------------------------------------------------------------------------------
            TRANSPORTATION - 0.1%
     87,800 Heartland Express                                          1,705,954
            Regional Trucker

--------------------------------------------------------------------------------
            WASTE MANAGEMENT - 0.1%
     42,800 Waste Connections (b)                                      1,596,012
            Solid Waste Management
--------------------------------------------------------------------------------
            OTHER INDUSTRIES- TOTAL                                   12,634,916

TOTAL COMMON STOCKS - 90.7%                                        1,152,966,191
--------------------------------------------------------------------------------
(COST $737,343,416)

--------------------------------------------------------------------------------
Principal                                                                  Value
Amount



SHORT-TERM OBLIGATIONS - 9.6%

--------------------------------------------------------------------------------
$32,000,000   Verizon Network 3.26% - 7/8/05                         $31,979,716

 30,000,000   Prudential Funding 3.10% - 7/1/05                       30,000,000

 30,000,000   General Electric Capital 3.25% -
              7/7/05                                                  29,983,750

 26,000,000   Toyota Credit 3.25% - 7/6/05                            25,988,264

  4,492,000   Repurchase Agreement with State
              Street Bank & Trust dated 6/30/05 due 7/1/05 at 3.00%
              collateralized by Federal National Mortgage Association Notes,
              maturing 3/24/08, market value $4,586,625
              (repurchase proceeds: $4,492,374)                        4,492,000
--------------------------------------------------------------------------------
(AMORTIZED COST $122,443,730)                                        122,443,730

        TOTAL INVESTMENTS (COST: $859,787,146) - 100.3% (a)        1,275,409,921
--------------------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES - (0.3%)                      (4,031,247)
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100%                                           $1,271,378,674
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2005, for federal income tax purposes cost of investments was $859,787,146 and net unrealized appreciation was $415,622,775 consisting of gross unrealized appreciation of $458,005,672 and gross unrealized depreciation of $42,382,897

(b)  Non-income producing security.

(c) An affiliate may include any company in which the Fund owns five percent or more of its outstanding voting shares. On June 30, 2005, the Fund held five percent or more of the outstanding voting securities of the following company:

     RCM Technologies       6.61%

     The aggregate cost and value of this company at June 30, 2005, was $5,474,962 and $3,192,720, respectively. Investments in affiliate companies represent 0.25% of total net assets at June 30, 2005. The change in unrealized loss in affiliated companies amounted to $595,623 during the six months ended June 30, 2005. There were proceeds from sales of affiliate companies of $0 and net realized losses of $0 during the six months ended June 30, 2005. There was no other investment activity during the period.


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER U.S. SMALLER COMPANIES
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005


NOTES TO STATEMENT OF INVESTMENTS (CONT):

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith under consistently applied procedures as established by and under the general supervision of the Board of Trustees. At June 30, 2005, these securities amounted to $843,373 which represents 0.1% of net assets. Additional information on these securities is as follows:

                         ACQUISITION
    SECURITY                 DATES           SHARES       COST          VALUE
--------------------------------------------------------------------------------
    Locus Discovery,
      Series D Pfd.          9/5/01         250,000   $1,000,000     $500,000

    SensAble Technologies
      Series C Pfd.          4/4/00         301,205    1,000,000      280,121

    SensAble Technologies
      common                6/28/04       1,581,292            0       63,252
                                                      ----------     --------
                                                      $2,000,000     $843,373
                                                      ==========     ========

At June 30, 2005, the Fund held investments in the following sectors:

                                                                     % OF
    SECTOR                                                        NET ASSETS
--------------------------------------------------------------------------------
    Information                                                         26.4%
    Consumer Goods/Services                                             20.0
    Health Care                                                         12.9
    Energy/Minerals                                                     12.6
    Industrial Goods/Services                                            9.8
    Finance                                                              8.0
    Other Industries                                                     1.0
    Short-Term Obligations                                               9.6
    Cash and Other Assets Less Liabilities                              (0.3)
                                                                    --------
                                                                       100.0%
                                                                    --------

See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)



----------------------------------------------------------------

ASSETS
Unaffiliated investments, at cost                   $854,312,184
Affiliated investments, at cost (See Note 4)           5,474,962
----------------------------------------------------------------
Unaffiliated investments, at value                $1,272,217,201
Affiliated investments, at value (See Note 4)          3,192,720
Cash                                                         586
Receivable for:
   Fund shares sold                                      358,469
   Dividends and interest                                224,716
   Liquidated security                                    53,982
   Foreign tax reclaims                                    6,495
----------------------------------------------------------------
   Total Assets                                    1,276,054,169

LIABILITIES
Payable for:
   Investments purchased                               2,655,284
   Fund shares repurchased                               991,381
   Investment advisory fees                              913,204
   Transfer agent fees                                       470
   Custody fees                                              523
   Trustees' fees                                         12,613
   Legal and audit fees                                   58,203
   Reports to shareholders                                25,080
Other liabilities                                         18,737
----------------------------------------------------------------
   Total Liabilities                                   4,675,495
----------------------------------------------------------------
Net Assets                                        $1,271,378,674
================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                     $828,111,613
Undistributed net investment income                    3,026,296
Accumulated net realized gain                         24,564,008
Net unrealized appreciation on:
   Investments                                       415,622,775
   Liquidated security                                    53,982
----------------------------------------------------------------
Net Assets                                        $1,271,378,674
================================================================
Fund shares outstanding                               39,218,116
----------------------------------------------------------------
Net asset value, offering price and
   redemption price per share                             $32.42
================================================================





STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)




----------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes of $9,963)      $7,008,317
Interest income                                        1,531,516
----------------------------------------------------------------
   Total investment income                             8,539,833

EXPENSES:
Investment advisory fees                               5,271,869
Transfer agent fees                                          637
Trustees' fees                                            65,030
Custody fees                                              18,895
Compliance fees                                           21,595
Non-recurring costs (See Note 8)                           9,743
Other expenses                                           161,134
----------------------------------------------------------------
   Total expenses                                      5,548,903
Fees waived by Investment Advisor (See Note 4)           (21,040)
Less custody fees paid indirectly                         (4,583)
Non-recurring costs reimbursed (See Note 8)               (9,743)
----------------------------------------------------------------
   Net Expenses                                        5,513,537
----------------------------------------------------------------
Net Investment Income                                  3,026,296

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON PORTFOLIO POSITIONS:
Net realized gain on investments                      30,287,272
Net change in unrealized appreciation
   (depreciation) on:
   Unaffiliated investments                            9,396,374
   Affiliated investments (See Note 4)                  (595,623)
   Liquidated security                                    53,982
----------------------------------------------------------------
   Net change in unrealized
      appreciation (depreciation)                      8,854,733
----------------------------------------------------------------
   Net Gain                                           39,142,005
----------------------------------------------------------------
Net Increase in Net Assets from Operations           $42,168,301
================================================================



See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                (Unaudited)
                                                                                           Six Months ended          Year ended
INCREASE (DECREASE) IN NET ASSETS                                                             June 30, 2005   December 31, 2004
-------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income (loss)                                                             $     3,026,296       $ ($4,671,681)
   Net realized gain on investments                                                              30,287,272          29,992,766
   Net change in unrealized appreciation (depreciation)
     on investments                                                                               8,854,733         145,968,200
-------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets resulting from operations                                          42,168,301         171,289,285

SHARE TRANSACTIONS:
   Subscriptions                                                                                119,222,535         231,841,890
   Redemptions                                                                                  (43,565,315)        (72,236,517)
-------------------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                                                          75,657,220         159,605,373
-------------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                                                 117,825,521         330,894,658

NET ASSETS:
   Beginning of period                                                                        1,153,553,153         822,658,495
-------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                             $1,271,378,674      $1,153,553,153
-------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                                            $  3,026,296      $           --
===============================================================================================================================


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                (Unaudited)
Selected data for a share outstanding     Six Months Ended                               Year Ended December 31,
throughout each period                       June 30, 2005               2004          2003         2002         2001       2000
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $31.37             $26.51        $18.51       $22.25       $19.99     $24.88
---------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                      0.08              (0.14)        (0.11)       (0.10)       (0.04)      0.02
Net realized and unrealized gain (loss)
   on investments                                     0.97               5.00          8.11        (3.64)        2.31      (1.82)
---------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                   1.05               4.86          8.00        (3.74)        2.27      (1.80)
---------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                              --                 --            --           --        (0.01)     (0.03)
From net realized capital gains                         --                 --            --           --           --      (3.06)
---------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared
      to Shareholders                                   --                 --            --           --        (0.01)     (3.09)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $32.42             $31.37        $26.51       $18.51       $22.25     $19.99
=================================================================================================================================
Total Return (b)                                     3.35% (c)(d)      18.33%        43.22%     (16.81)%       11.39%      (8.16)%
---------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses                                             0.95% (e)(f)       1.00% (e)     0.99% (e)    1.05% (e)    0.99%      1.00% (e)
Net investment income (loss)                         0.52% (e)(f)     (0.49)% (e)   (0.48)% (e)  (0.47)% (e)  (0.20)%      0.07% (e)
Waiver                                               0.00% (f)(g)         --             --           --           --         --
Portfolio turnover rate                                 9% (c)            15%           10%          16%          18%        36%
Net assets, end of period (000's)               $1,271,379         $1,153,553      $822,658     $471,726     $498,186   $403,306

--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions are reinvested.

(c)  Not annualized.

(d) Had the investment adviser not waived a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g)  Rounds to less than 0.01%.


See accompanying notes to financial statements.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. NATURE OF OPERATIONS
Wanger U.S. Smaller Companies (the "Fund"), is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on an accrual basis and includes amortization of discounts on short-term debt obligations and on long-term debt obligations when required for federal income tax purposes. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.
   The Fund estimates components of distributions from Real Estate Investment Trusts ("REITS"). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Results of operations for the year reflect a change in estimate of these components using more current tax reporting received from REIT investments. The change in estimate has no impact on the Fund's net assets.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange ("the Exchange") on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES/CREDITS
Custody fees are reduced based on the Fund's cash balances maintained with the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES
The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

3.       FEDERAL TAX INFORMATION
Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes, was

          UNREALIZED        UNREALIZED     NET UNREALIZED
         APPRECIATION      DEPRECIATION     APPRECIATION
         -------------     -------------   --------------
         $458,005,672       $42,382,897     $415,622,775

   The following capital loss carryforwards, determined as of December 31, 2004, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF                                             CAPITAL LOSS
EXPIRATION                                          CARRYFORWARD
---------                                           ------------
2010                                                 $5,327,851

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                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

4. TRANSACTIONS WITH AFFILIATES
Columbia Wanger Asset Management, L.P., ("Columbia WAM") an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.
   Effective March 8, 2005, under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rates show in the table below:


AVERAGE DAILY NET ASSETS                         ANNUAL FEE RATE
   For the first $100 million                             0.99%
   Next $150 million                                      0.94%
   In excess of $250 million                              0.89%

   Prior to March 8, 2005, under the Fund's investment management agreement, fees were accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below:


AVERAGE DAILY NET ASSETS                         ANNUAL FEE RATE
   For the first $100 million                             1.00%
   Next $150 million                                      0.95%
   In excess of $250 million                              0.90%

   In accordance with the terms of the NYAG Settlement (as defined and discussed further under Note 8 to these Financial Statements - "Legal Proceedings"), Columbia WAM waived a portion of the fees payable under the Fund's investment management agreement so that those fees were retained at the following annual rates as a percentage of average daily net assets: 0.99% - up to 100 million; 0.94% - $100 million to $250 million; 0.89% - $250 million and over. The fee waiver was effective from January 1, 2005 through March 8, 2005, but applied as if it had gone into effect on December 1, 2004.
   The investment advisory agreement also provides that Columbia WAM will reimburse the Fund to the extent that ordinary operating expenses, (computed based on the net custodian fees) exceed an annual percentage of 2.00% of average daily net assets. There was no reimbursement for the six months ended June 30, 2005.
   For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.90%.
   Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. For the six months ended June 30, 2005, the Fund paid $65,030 to trustees not affiliated with Columbia WAM. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. These expenses are disclosed separately on the Statement of Operations.
   Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, serves as the principal underwriter of the Trust and receives no compensation for its services.
   Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $21.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.
   An affiliate may include any company in which a fund owns five percent or more of its outstanding voting shares. On June 30, 2005, the Fund held five percent or more of the outstanding voting securities of one or more companies. Details of investments in those affiliated companies are presented on page 11.
   During the six months ended June 30, 2005, the Fund engaged in purchases and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were $0 and $372,750.

5. BORROWING ARRANGEMENTS
The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. No amounts were borrowed under this facility for the six months ended June 30, 2005.

6. FUND SHARE TRANSACTIONS
Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                  Six months ended              Year ended
                                     June 30, 2005       December 31, 2004
--------------------------------------------------------------------------------

Shares sold                              3,848,756               8,353,055
--------------------------------------------------------------------------------
Less shares redeemed                     1,407,273               2,612,387
--------------------------------------------------------------------------------
Net increase in shares outstanding       2,441,483               5,740,668

7. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2005 were $159,172,746 and $91,873,640.

8. LEGAL PROCEEDINGS
On March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the Columbia Funds, and CFDI (collectively with Columbia Management, "Columbia") the distributor of the shares of the Columbia Funds, the Columbia Acorn Funds and the Wanger Advisors Trust Funds (collectively, "the Columbia Family of Funds"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. Columbia WAM, the advisor to the Columbia Acorn Funds and the Wanger Advisors Trust Funds, was not a respondent in either proceeding nor were any of its officers or directors.
   On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle. Although none of the Wanger Advisors Trust Funds is a party to the Settlement orders, under the terms of the Settlements and in order for Columbia Management to continue to provide administrative services to the Wanger Advisors Funds, the Board of Trustees of the Wanger Advisors Trust Funds agreed to conform to certain governance requirements, including the election of an independent board chair.
   Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions based on net assets as of March 15, 2004.
   Pursuant to the procedures set forth in the SEC order, settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the independent trustees of the funds. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated by Columbia WAM and/or its affiliates at a later date.
   Columbia WAM, Columbia Acorn Trust, another mutual fund family advised by Columbia WAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints which have been consolidated in a Multi-District Action in the federal district court for the District of Massachusetts. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.
   Columbia WAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit filed in the federal district court of Massachusetts alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over other mutual funds to investors. The complaint alleges Columbia WAM and the Trustees of the Trust breached certain common laws duties and federal laws.
   The Columbia Acorn Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Funds' net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court. However, plaintiffs are in the process of appealing that decision.
   On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Acorn Trust and Columbia WAM. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Columbia Acorn Trust funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit Proof of Claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. The complaint seeks compensatory and punitive damages, and the disgorgement of all fees paid to Columbia WAM and affiliated advisers. The trustees of Columbia Acorn Trust and Columbia WAM have been dismissed as defendants in this lawsuit.
   On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and Columbia WAM seeking to rescind the Contingent Deferred Sales Charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been removed to the federal district court of Massachusetts.
   The Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously.
   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.
   In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or BOA (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.
   For the six months ended June 30, 2005, CMG has assumed $9,743 in consulting services and legal fees incurred by the Fund in connection with these matters.

9. SUBSEQUENT EVENT

Effective August 22, 2005, the Fund's distributor will be Columbia Management Distributors, Inc. and the Fund's transfer agent will be Columbia Management Services, Inc.

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

                                [EXCERPTS FROM:]




                              Wanger Advisors Trust


                 Management Fee Evaluation of the Senior Officer

              Prepared Pursuant to the New York Attorney General's
                           Assurance of Discontinuance




















                                    July 2005

                            Wanger U.S. Smaller Companies 2005 Semiannual Report
--------------------------------------------------------------------------------

                                  Introduction

The New York Attorney General's Assurance of Discontinuance ("Order") entered into by Columbia Management Advisors, Inc. ("CMAI") and Columbia Funds Distributor, Inc., ("CFDI" and collectively with "CMAI," "CMG") in February 2005, allows CMAI to manage or advise a mutual fund, including the Wanger Advisors Trust's family of funds (the "WAT Funds" or "WAT" or "Trust"), only if the trustees of the WAT Funds appoint a "Senior Officer" to perform specified duties and responsibilities. One of these responsibilities includes "managing the process by which proposed management fees (including but not limited to, advisory fees) to be charged the WAT Fund[s] are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance."

The Order also provides that the Board of Trustees of the WAT Funds ("Board") must determine the reasonableness of proposed "management fees" by using either an annual competitive bidding process supervised by the Senior Officer or Independent Fee Consultant, or by obtaining "an annual independent written evaluation prepared by or under the direction of the Senior Officer or the Independent Fee Consultant."

"Management fees" are only part of the costs and expenses paid by mutual fund shareholders. The expenses can vary depending upon the class of shares held but usually include: (1) investment management or advisory fees to compensate analysts and portfolio managers for stock research and portfolio management, as well as the cost of operating a trading desk; (2) administrative expenses incurred to prepare registration statements and tax returns, calculate the Funds' net asset values, maintain effective compliance procedures and perform recordkeeping services; (3) transfer agency costs for establishing accounts, accepting and disbursing funds, as well as overseeing trading in Fund shares;
(4) custodial expenses incurred to hold the securities purchased by the Funds; and (5) distribution expenses, including commissions paid to brokers that sell the Fund shares to investors.

Columbia Wanger Asset Management, L.P. ("CWAM"), the adviser to the WAT Funds, has proposed that the Trust enter into an agreement that "bundles" the first two categories listed above: advisory and administrative services. The fees paid under this agreement are referred to as "management fees." Other fund expenses are governed by separate agreements, in particular agreements with two CWAM affiliates: CFDI, the broker-dealer that underwrites and distributes the WAT Funds' shares, and Columbia Funds Services, Inc. ("CFSI"), the Funds' transfer agent. In conformity with the terms of the Order, this evaluation, therefore, addresses only the advisory and administrative contract between CWAM and the Trust, and does not extend to the other agreements.

According to the Order, the Senior Officer's evaluation must consider at least the following:

     (1) Management fees (including components thereof) charged to institutional and other clients of CWAM for like services;

     (2) Management fees (including any components thereof) charged by other mutual fund companies for like services;

     (3) Costs to CWAM and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

     (4) Profit margins of CWAM and its affiliates from supplying such services;

     (5)  Possible economies of scale as the WAT Funds grow larger; and

     (6) The nature and quality of CWAM's services, including the performance of each WAT Fund.

On November 17, 2004, the Board appointed me Senior Officer under the Order. The Board also determined not to pursue a competitive bidding process and instead, charged me with the responsibility of evaluating the WAT Funds' proposed advisory and administrative fee contract with CWAM in conformity with the requirements of the Order. This Report is an annual evaluation required under the Order. In discharging their responsibilities, the independent Trustees have also consulted independent, outside counsel.

                                      * * *

This evaluation was performed in cooperation and regular communication with the Compliance/Contract Renewal Committee of the Board.

                            Process and Independence

The objectives of the Order are to ensure the independent evaluation of the advisory fees paid by the WAT Funds as well as to ensure that all relevant factors are considered. In my view, the contract renewal process has been conducted at arms-length and with independence in gathering, considering and evaluating relevant data. For example, the selection of fund peer groups is critical in assessing a fund's relative performance and cost. I have required Lipper and Morningstar, Inc. to prepare their reports without input or commentary from CWAM; the engagement letters with them reflect this requirement. As a result, the peer groups reflected in the Morningstar, Inc. and Lipper reports were determined independently. After submission of the reports, I asked CWAM to comment on them to avoid errors and to establish a clear record of CWAM's views on which funds, in its judgment, constitute an appropriate peer group.

Similarly, I discussed CWAM's profitability analysis with its management but also sought the independent views of Ernst &Young on the reasonableness of CWAM's cost allocation methodology and on the adequacy of the financial data it provided. The evaluation of CWAM's profitability was performed in the context of the limited industry data available.

My evaluation of the advisory contract was shaped by my experience as WAT's Chief Compliance Officer ("CCO"). As CCO, I report solely to the Board and have no reporting obligation to or employment relationship with CMG or its affiliates, except for administrative purposes. This too contributes to the independence of this evaluation. I have made several comments on compliance matters in evaluating the quality of service provided by CWAM and CMG.


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                            Wanger U.S. Smaller Companies 2005 Semiannual Report
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Finally, this Report, its supporting materials and the data contained in other materials submitted to the Compliance/Contract Renewal Committee of the Board, in my view, provide a thorough factual basis upon which the Board, in consultation with independent counsel as it deems appropriate, may conduct management fee negotiations that are in the best interests of the WAT Funds' shareholders.

                                      * * *

     VI. Conclusions

My review of the data and other material above leads to the following conclusions with respect to the factors identified in the Order.

     1. Performance. The WAT Funds generally have achieved outstanding performance and rank very favorably against their peers. The international funds have good recent performance records, but weaker long-term performance relative to the domestic WAT Funds. Recent management changes have been followed by improved performance. The domestic WAT Funds and International Select typically achieve their performance with less risk than their competitors; relative risks are greater for International Small Cap.

     2. Management Fees relative to Peers. The management fee rankings of the Funds are generally well below the respective medians and, hence, less favorable to shareholders than their peer group funds.

     3. Administrative Fees. The WAT Funds pay a bundled fee that combines advisory fees and administrative expense, so ranking these fees separately was not possible.

     4. Management Fees relative to Other Accounts. CWAM's focus is its mutual funds. It does not actively seek to manage separate or institutional accounts. The few institutional accounts it does manage vary in rate structures. Some pay advisory fees commensurate with or higher than the WAT Funds. In a few instances, however, sub-advised accounts pay lower management fees than do the WAT Funds.

     5. Costs to CWAM and its Affiliates. CWAM's costs do not appear excessive, and, in my view, it uses appropriate methodologies to allocate overhead costs. CWAM's affiliates do not appear to profit indirectly from CWAM's management agreement with the WAT Funds.

     6. Profit Margins. CWAM's firm-wide profit margins are at the upper end of the industry, though these comparisons are hampered by limited industry data. High profit margins are not unexpected for firms that manage large, successful funds and have provided outstanding investment performance for investors. Profit margins for the WAT Funds are lower than the margins for other accounts managed by CWAM because of payments made to intermediaries that offer the WAT Funds through variable annuity products. CMAI, the Funds' administrator, currently experiences losses rather than profits, in connection with its activities relating to the WAT Funds.

     7. Economies of Scale. Economies of scale do exist at CWAM and will expand, if the assets of the WAT Funds get larger. They are, however, only partially reflected in the management fee schedule for two of the four WAT Funds. If the Funds' assets continue to grow, under the Funds' current fee schedules, shareholders might not benefit in a manner generally commensurate with CWAM's increased profits

     8. Nature and quality of services. This category includes a variety of considerations that are difficult to quantify, yet can have a significant bearing on the performance of the WAT Funds. Several areas merit comment.

          a. Continuity of Management. It is critical that capable and experienced portfolio managers remain committed to the Funds and are able to hire and retain analysts to assist them. CWAM must have in place appropriate incentive plans that align its management's interests with those of investors. Further, CWAM must maintain the independence of its investment process. It should also be supported by effective information technology.

          b. Compliance. CWAM has an effective compliance program and a variety of related services that are valuable to shareholders, such as, systems to ensure best execution of portfolio transactions and the daily review of security prices to ensure accuracy of the WAT Funds' NAV.

          c. Administration Services. The WAT Funds benefit from a variety of administrative services that are performed by CWAM and CMAI, including preparation of registration statements, calculation of Fund NAV's, accounting services, shareholder services, and other functions

In my opinion, these conclusions, taken together, generally support the reasonableness of the proposed management agreement. In reaching this conclusion, I weighed heavily the outstanding performance of the WAT Funds relative to their peers. Performance is an investor's first concern. The expense incurred by shareholders to enjoy this performance is, however, high relative to competing funds, though expenses for the WAT Funds are (with one exception) comparable to the parallel Acorn Funds. Nonetheless, a more complete breakpoint schedule could address this issue as well as share with investors more fully the benefits of economies of scale.


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                            Wanger U.S. Smaller Companies 2005 Semiannual Report
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   VII.  Recommendations

The Trustees should consider the following proposals to address the issues identified in this Report. Some of these recommendations require the collection and evaluation of more data. This work cannot be accomplished effectively before the expiration of the existing advisory contract on July 31, 2005. Therefore, I recommend that the Trustees consider extending the existing contract pending consideration of these recommendations.

These recommendations do not purport to offer the only avenues to address the opinions and conclusions I have expressed in this Report. Economies of scale, for example, can be addressed in a variety of ways in a management contract. Sound business judgment will guide how any particular area is addressed with due consideration given to all the factors that must be weighed in reaching a management agreement that best serves the WAT Fund shareholders.

I believe the Trustees should consider the following:

     1. Restructure the management fee schedule beyond the current breakpoints to reflect more fully economies of scale. The Trustees might consider several ways to accomplish this objective, including instituting a two-tier fee structure that incorporates a complex- or CWAM-wide fee (including assets held in separate accounts) and a fund specific fee, with each containing breakpoints to reflect their separate economies of scale. Another approach is to consider uniform breakpoints for all WAT Funds, including breakpoints above and below current asset levels.

     2. Conduct further study to ensure that the costs paid to insurance company intermediaries are transparent. The Trustees could consider forming an ad hoc committee to gather and evaluate data regarding CWAM's payments to intermediaries and the services provided by those intermediaries. Such a committee might also seek the assistance of a consultant such as E&Y.

     3. Administrative Fees. Administrative and advisory fees could be unbundled to allow greater transparency and to permit distinct comparisons among peers. An administrative fee could also be formulated with a breakpoint schedule that shares the economies of scale available with shareholders.

     4. Condition contract renewal on submission of an employment agreements or a management incentive plan designed to ensure the continued employment of senior management, under terms that align management's incentives with the interests of the WAT Funds' shareholders. Any incentive plan should be designed to permit CWAM to attract and retain the highest caliber investment professionals and support them with effective and reliable information technology systems.

     5. Review with CWAM its anticipated capacity limitations and the degree to which increased staffing and effective incentives may address those issues.


Robert P. Scales
July 25, 2005

                                      * * *

     More complete copies of the Management Fee Evaluation of the Senior Officer of the Wanger Advisors Trust, edited to delete certain confidential or proprietary information, are available upon written request to:

R. Scott Henderson
Bank of America
MA-515-11-05
One Financial Center
Boston, MA 02111


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[Graphic: squirrel]

TRUSTEES
Patricia H. Werhane, Chairperson
Jerome L. Duffy
Fred D. Hasselbring
Kathryn A. Krueger, M.D.
Ralph Wanger

OFFICERS
Ben Andrews
Vice President

J. Kevin Connaughton
Assistant Treasurer

Michael G. Clarke
Assistant Treasurer

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President, Secretary
and Treasurer

Charles P. McQuaid
President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

Vincent P. Pietropaolo
Assistant Secretary

Robert P. Scales
Chief Compliance Officer, Senior Vice President and General Counsel


TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Management
Distributors, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISER
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
www.wanger.com
1-888-4-WANGER
(1-888-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois



This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.wanger.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                                       24

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WANGER ADVISORS TRUST



                                                       SHC-44/89022-0705 05/7140

                                                  WANGER INTERNATIONAL SMALL CAP
                                                          2005 Semiannual Report



[Graphic: squirrel]
WANGER ADVISORS FUNDS
--------------------------------------------------------------------------------
     managed by Columbia Wanger Asset Management, L.P.

[Graphic: squirrel]

         WANGER INTERNATIONAL SMALL CAP
         2005 SEMIANNUAL REPORT

         TABLE OF CONTENTS

    1    Understanding Your Expenses
    2    Discipline and Creativity
    4    Performance Review
    6    Statement of Investments
   12    Statement of Assets and Liabilities
   12    Statement of Operations
   13    Statements of Changes in Net Assets
   14    Financial Highlights
   15    Notes to Financial Statements
   18    Management Fee Evaluation of the Senior Officer

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $23.5 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER SELECT, WANGER INTERNATIONAL SELECT AND THE COLUMBIA ACORN FAMILY OF FUNDS.

    COLUMBIA MANAGEMENT IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION
OF BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT ENTITIES FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS. COLUMBIA WAM IS AN SEC-REGISTERED INVESTMENT ADVISER AND WHOLLY OWNED SUBSIDIARY OF BANK OF AMERICA, N.A. COLUMBIA WANGER IS PART OF COLUMBIA MANAGEMENT.

    FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-888-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARES OF THE WANGER ADVISORS FUNDS.

    THE DISCUSSION IN THE REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

UNDERSTANDING YOUR EXPENSES

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the fund. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and then applies each Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the reporting period. See the "Compare with other funds" information for details on using the hypothetical data.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

     1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

     2. In the section of the table below titled "Expenses paid during the period," locate the amount for your fund. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

January 1, 2005 - June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                              Account value at the         Account value at the        Expenses paid during      Fund's annualized
                          beginning of the period ($)      end of the period ($)          the period ($)         expense ratio (%)*
------------------------------------------------------------------------------------------------------------------------------------
                              Actual     Hypothetical      Actual     Hypothetical     Actual     Hypothetical
------------------------------------------------------------------------------------------------------------------------------------
Wanger International
   Small Cap                1,000.00         1,000.00    1,038.28         1,019.29       5.61             5.56          1.11
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate account. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

*    For the six months ended 6/30/05.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

                                       1

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                           Wanger International Small Cap 2005 Semiannual Report
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[Graphic: squirrel]
DISCIPLINE AND CREATIVITY

PHOTO OF: RALPH WANGER

RALPH WANGER
Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

A popular new book by Tom Friedman, "The World Is Flat: A Brief History of the Twenty-First Century," recounts how developing countries such as India and China are using modern technology to compete with the United States in both manufacturing and services. He contrasts the success of China and India to the failure of the Arab states to participate in the modern world. He deplores the influence of Yamani, the former Saudi oil minister, who used oil as an economic weapon, and Osama Bin Laden who uses terror as a political weapon. Friedman compares the stagnant current state of Arab culture with its peak in the 12th century. "What makes Yamanism and Bin Ladenism unfortunate as strategies for the Arabic world is that they ignore the examples within the Arab culture and civilization - when it was at its height - of discipline, hard work, knowledge, achievement, scientific inquiry, and pluralism."1

The popular Susan Hockfield was just installed as president of MIT. In her inaugural speech she invoked her list of virtues. She said, "The value of engineering - the rigor; the unflappable curiosity; the discipline and creativity; the appetite for good, old fashioned hard work; the passionate, enthusiastic, can do, hands-on, fix-it-now attitude - these values are and always will be the values of MIT."

The rules for success in the world don't seem to have changed very much. Twelfth century Cordoba and 21st century Cambridge are completely different in almost every way, but the characteristics that make you successful have not changed. Any financial analyst or serious investor should apply the engineer's characteristics of discipline, hard work, knowledge and enthusiasm to investing.

President Hockfield's linking of discipline and creativity is interesting. It's widely believed that we should diversify and balance our investments. We balance stocks vs. bonds, growth stocks vs. value stocks, big-cap vs. small-cap stocks, and U.S. stocks vs. international, but it is unusual to think of the balance between discipline and creativity; yet this balance is what I believe brings good investment results. Discipline without creativity is sterile - you tend to get an index fund. Index funds run by computer algorithm are boring and backward looking - although they have a significant place in investment portfolios. Creativity without discipline tends to result in wild speculation and money-losing results. We all remember the dot.com's in 1999 when the market was dominated by speculators who ignored valuation in favor of science-fiction fantasies. The resulting bubble was a seductive, narcotic experience for a year or two but of course ended very badly. We believe the Wanger Funds have been successful because our analysts have been able to maintain a balance between discipline and creativity.

WE ARE NOT MANUFACTURERS

Organizations that are in the business of marketing mutual funds often prefer discipline and are made nervous by creativity. For instance, Raymond "Chip" Mason, chairman of Legg Mason, a major force in the mutual fund business, said recently, "For two years we've been looking to cross the line and become pure asset management. All the regulators have been pointing toward the need to separate the manufacturing and distribution businesses."2

I have been in corporate meetings in which mutual fund portfolio management was called "manufacturing" but this is a strange and inapt metaphor. Manufacturers make products. Mutual funds are not a product. Cap'n Crunch cereal is a product. When you go to the store to buy a new box of Cap'n Crunch you expect the taste and nutrition performance to be exactly like the last box. Manufacturing cereal is very disciplined resulting in high quality and high reliability, so that every box is identical. Since you are a mutual fund shareholder you know that a mutual fund could be a lot better or a lot worse than you expected when you bought it. Investing involves forecasting the future, but forecasting is an uncertain and sloppy process. While discipline is important, you need a lot of creativity as well.

Predicting the future does not require a fortune teller with a crystal ball. It is more like watching a skilled athlete. When you go to a baseball game and a batter hits a fly ball to left field, the fielder will see the ball heading his direction and, by experience, run to where the ball is going to land and make what looks like a routine catch. The fielder has to predict the flight of the ball, which for a physicist would require solving a complicated equation, but the player shows that it is not an impossible task. Like the outfielder, we have figured out where trends are likely going to land with reasonable success. As in baseball, the ball can elude the fielder and the batter ends up on second base. Sometimes our analysts miss the ball too, but for the full season we tend to catch more balls than we miss.

TWO WHEELS GOOD, FOUR WHEELS BAD

Other teams haven't done so well. Forty years ago, major U.S. car makers were among the largest companies in the world and were highly profitable. Since then, the U.S. automotive industry has fallen into a long slump. Their corporate bonds have been downgraded in quality, which is a definite sign of financial problems. I believe that these companies were complacent and arrogant, so the German and Japanese car makers beat them up.


                                        2

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                           Wanger International Small Cap 2005 Semiannual Report
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A long time ago, perhaps 1966, I attended a meeting of the Chicago Science
Analysts with the General Time Corporation. The company's main business was making name-brand clocks like Seth Thomas and Big Ben. It also made automobile clocks. The clocks were sold as accessories with the car. They were mechanical clocks because electronic clocks hadn't yet been invented. They worked for about three months and then broke. The U.S. automotive giant that bought the clocks from General Time paid $3.25 per clock and resold it to the customer for $21. I asked the president of General Time why his clocks didn't work better. I knew this was an impertinent question but I wanted to see how he would react. I expected him to take a defensive position retorting that the clocks were fine but weren't being used correctly. To my surprise he admitted that the clocks were lousy and he explained why.

General Time couldn't make a good clock for $3.25. The clock needed an additional component that would have made it a sturdy, reliable device, but this improvement would have raised the selling price to $3.75. Its customer, the automobile manufacturer, was adamant about sticking to the lower price. Even to an inexperienced analyst, as I was in 1966, I did not see how the automaker could prosper if it was not delivering a high-quality car. Such a successful company could have paid $3.75 for a clock and sold it for a decent profit even if it kept the price at $21. While this would have been a less enormous markup, the car likely would have been a better vehicle. If the automaker was willing to sell a crummy clock, then I thought that customers would perceive that it was cutting corners on all the other components of the vehicle too. Bad clock, bad car. This willingness to forego quality for price made room for the imports.

Why am I bringing up an anecdote from 40 years ago? I think there are some useful lessons here for financial analysts and investors. First, in a management meeting it is okay to ask tough questions. You get more meaningful answers that way. Second, you can find out a lot about a company by talking to its suppliers or customers. Company spokesmen will only give you their own corporate press release. Third, a long-term trend will take a long time to develop but it is enormously important.

At the time of my 1966 meeting, U.S. automakers were riding high because foreign car imports were not yet a problem. In 1960, Japan exported only 39,000 vehicles. By 1970, the Japanese were starting to exploit the lower quality of U.S. cars and exported 1.1 million cars. In 1980, exports rose to 6 million and the Japanese were producing more vehicles than U.S. manufacturers. U.S. automotive companies had to react to the loss of market share from high-quality imports. However, once there is a loss of market share, it is not usually readily reversible.

DAVID ALWAYS BEATS GOLIATH

There are several lessons we can learn from the decline of Arab civilization and the problems of U.S. auto companies: (1) To operate a successful business, the world is too competitive to be complacent. Like baseball players, companies have to fight to keep their position on the team. Great U.S. businesses must constantly compete in the world market and it is darn tough. (2) Big companies are often just big targets. Small companies are hungry to succeed and are constantly focused on improving with the hope of taking some of the flabby giant's customers. (3) History provides a useful context. Discipline, creativity, hard work, knowledge, achievement, and a can-do, hands-on, fix-it-now attitude worked in the past and will work now. (4) We believe small-cap investing works if you can identify the hungry, small companies whose employees embrace our list of exemplary values. The core investment strategy of the Wanger Advisors Funds has always been to try to find small- and mid-cap companies that are on the way up. We don't want to own once-great companies that are now on their way down. This is partly a matter of personal taste, because we find following big, sick companies to be depressing. Even though there are occasional turnarounds in these big companies, it seems to us that is not the way to bet.

SO LONG AND BEST REGARDS!

This is my final "Squirrel Chatter." I am retiring from Columbia Wanger Asset Management as of September 30. While I considered writing a few more essays, current regulatory rules are not conducive to the free-ranging thought that was characteristic of these essays. I have great confidence in Chuck McQuaid and his team of analysts and portfolio managers to keep the performance of the Funds at a competitive level. Thank you, fellow shareholders, for your support over 35 years. I regard myself as truly fortunate to have been able to build a career in this exciting industry. I am especially proud that we have enabled thousands of our shareholders to pursue their economic goals by investing in our funds.

COLUMBIA WAM NEWS
We are pleased to announce that Ashish Kohli has joined our domestic analyst team to follow health care. Jason Selch, who followed energy, departed in May. We are searching for his replacement and continue to talk to some promising candidates. Your Wanger Advisors Trust investment team includes 20 investment analysts and portfolio managers.

--------------------------------------------------------------------------------

1 Friedman, Thomas, The World Is Flat: A Brief History of the Twenty-first Century, Farrar, Straus and Giroux, 2005. Page 405.

2 Raymond "Chip" Mason, chairman of Legg Mason, The Wall Street Journal, June 27, 2005, page C1.


                                       3

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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

[Graphic: squirrel]

Photo of: TODD M. NARTER
Photo of: CHRISTOPHER J. OLSON

TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager

Wanger International Small Cap finished the first half of 2005 up 3.83%, which put it ahead of the S&P/Citigroup EMI Global ex-US return of 2.79% and well ahead of the MSCI EAFE Index's loss of 1.17%. As has been the case for several years, international small-cap stocks continued to substantially outperform their large- cap counterparts. Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Steel pipe manufacturers seemed unlikely candidates as the year-to-date big winners considering the poor performance of the steel sector in general, but one of the Fund's investments, Vallourec, earned this distinction by returning more than 90% to shareholders. Its specialty steel products are critical to the successful development of oil and gas fields globally. In the past year, the company has seen strong volume and price increases as high energy prices stimulated oil and gas companies to increase spending on exploration and pipelines. This type of company has been central to our strategy of taking advantage of an anticipated rebound in oil-field service spending. As Vallourec was among the Fund's top holdings at the beginning of the quarter, its contribution to overall return was substantial. Other positive performers were Samyoung Heat Exchange, the South Korean power plant-related machinery company, which rose 53%, and Perusahaan Gas Negara, an Indonesian gas pipeline operator, up 42%.

The U.S. dollar reversed its recent slide against most world currencies year-to-date, appreciating more than 12% against the euro. This compounded otherwise moderate weakness on several of our long-term European winners, such as Nobia (kitchen cabinets) and Sligro Food Group (food distribution), each of which fell more than 10% in dollar terms. Other holdings negatively affecting performance came from various regions, including Fininfo in France and Pacific Brands in Australia.

Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Small-cap stocks are often more volatile and less liquid than the stocks of larger companies. Small companies may have a shorter history of operations than larger companies and may have a less diversified product line, making them more susceptible to market pressure.

As of 6/30/05, the Fund's positions in the holdings mentioned were: Vallourec, 2.4%; Samyoung Heat Exchange, 0.4%; Perusahaan Gas Negara, 0.5%; Nobia, 0.6%; Sligro Food Group, 0.7%; Fininfo, 0.3%; Pacific Brands, 0.2%.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------


VALUE OF $10,000 INVESTMENT IN
WANGER INTERNATIONAL SMALL CAP

TOTAL RETURN FOR EACH PERIOD,
MAY 3, 1995 (INCEPTION DATE) THROUGH JUNE 30, 2005

                              AVERAGE ANNUAL RETURN
--------------------------------------------------------------------------------
        1 year          5 years         10 years        Life of fund
        22.73%           0.35%           15.26%            16.06%

LINE CHART:
                             WANGER INTERNATIONAL               S&P/Citigroup
                             SMALL CAP                          EMI Global ex-US
5/3/95                       10000                              10000
5/31/95                      10790                              9821
6/30/95                      10970                              9710
                             11910                              10255
                             12290                              10003
9/30/95                      12910                              10074
                             12700                              9784
                             12660                              9865
12/31/95                     13450                              10246
                             14260                              10479
                             15170                              10609
3/31/96                      15499                              10830
                             16251                              11390
                             16782                              11301
6/30/96                      17183                              11304
                             16722                              10859
                             17023                              10969
9/30/96                      17023                              11029
                             17183                              10959
                             17705                              11136
12/31/96                     17755                              10951
                             18246                              10792
                             18687                              11011
3/31/97                      18357                              10874
                             18204                              10729
                             18983                              11359
6/30/97                      19568                              11651
                             19558                              11538
                             18460                              11032
9/30/97                      19363                              11210
                             18388                              10662
                             17968                              10166
12/31/97                     17496                              9953
                             18142                              10265
                             19589                              11042
3/31/98                      21306                              11575
                             21867                              11669
                             21887                              11768
6/30/98                      21410                              11353
                             21099                              11281
                             17904                              9798
9/30/98                      17437                              9581
                             18101                              10241
                             19605                              10595
12/31/98                     20352                              10820
                             20694                              10744
                             20570                              10543
3/31/99                      21564                              10999
                             23400                              11671
                             23727                              11383
6/30/99                      25404                              11826
                             27556                              12208
                             28928                              12422
9/30/99                      29266                              12366
                             30088                              12253
                             36176                              12694
12/31/99                     46072                              13558
                             46800                              13300
                             56295                              13811
3/31/00                      54789                              13872
                             46481                              12961
                             42601                              12691
6/30/00                      44628                              13461
                             43055                              13015
                             45584                              13388
9/30/00                      41179                              12701
                             36798                              11932
                             33454                              11407
12/31/00                     33244                              11852
                             34910                              12073
                             32556                              11604
3/31/01                      29862                              10705
                             30389                              11406
                             31170                              11383
6/30/01                      29743                              10997
                             28026                              10674
                             27907                              10645
9/30/01                      23692                              9259
                             24780                              9635
                             25749                              10031
12/31/01                     26174                              10114
                             25715                              9931
                             25358                              10097
3/31/02                      27006                              10755
                             28179                              10979
                             28485                              11330
6/30/02                      27635                              10880
                             24729                              9958
                             23743                              9898
9/30/02                      21143                              8984
                             21415                              9187
                             22333                              9531
12/31/02                     22554                              9417
                             22299                              9259
                             21534                              9094
3/31/03                      21069                              9005
                             22980                              9854
                             24942                              10694
6/30/03                      25778                              11093
                             26614                              11488
                             27893                              12038
9/30/03                      29087                              12588
                             31356                              13504
                             32090                              13750
12/31/03                     33574                              14599
                             35229                              15123
                             36662                              15645
3/31/04                      36608                              16028
                             35801                              15489
                             35715                              15491
6/30/04                      37003                              15989
                             36075                              15425
                             36041                              15591
9/30/04                      37518                              16172
                             38755                              16668
                             41727                              17980
12/31/04                     43737                              18872
                             44648                              19050
                             47139                              19978
3/31/05                      45916                              19476
                             44458                              18864
                             44337                              18998
6/30/05                      45413                              19399


This graph compares the results of $10,000 invested in Wanger International Small Cap on May 3, 1995 (the date the Fund began operations) through June 30, 2005, to the S&P/Citigroup EMI Global ex-US Index, with dividends and capital gains reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Small Cap is a diversified fund that invests primarily in the stocks of non-U.S. companies with capitalizations of less than $5 billion at the time of initial purchase. Smaller company stocks are often more volatile or less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information and currency exchange rate fluctuations.

PERFORMANCE SHOWN HERE IS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. FOR MONTHLY PERFORMANCE UPDATES, PLEASE CONTACT US AT 1-888-4-WANGER.


--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2005
                                               Year
                            2nd quarter       to date         1 year
WANGER INTERNATIONAL
  SMALL CAP                    -1.10%          3.83%          22.73%
S&P/Citigroup EMI
  Global ex-US                 -0.40           2.79           21.33
MSCI EAFE                      -1.01          -1.17           13.65
Lipper International
  Small Cap Funds Index        -0.22           3.62           20.72

NAV AS OF 6/30/05: $26.17

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The S&P/Citigroup EMI Global ex-U.S. is an index of the bottom 20% of institutionally investable capital of developed and emerging countries, selected by the index sponsor, outside the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, an index of companies throughout the world in proportion to world stock market capitalization, excluding the U.S. and Canada. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Small Cap Funds Index is made up of the 10 largest non-U.S. funds investing in small-cap companies. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
TOP 5 COUNTRIES
As a % of net assets, as of 6/30/05
United Kingdom                                              15.8%
France                                                       8.6
Netherlands                                                  8.5
Germany                                                      7.9
Ireland                                                      7.1


--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/05

1. Vallourec                                                 2.4%
Seamless Tubes - France

2. Anglo Irish Bank                                          1.5%
Small Business & Middle Market Banking - Ireland

3. Fugro                                                     1.3%
Survey & GPS Services - Netherlands

4. Hexagon                                                   1.3%
Measurement Equipment & Polymers - Sweden

5. Koninklijke Ten Cate                                      1.2%
Advanced Textiles & Industrial Fabrics - Netherlands

6. Paragon Group                                             1.2%
Buy-to-Let Finance Company - United Kingdom

7. Smit International                                        1.1%
Harbor & Offshore Towage & Marine Services - Netherlands

8. Major Drilling Group International                        1.1%
Mining Exploration Driller - Canada

9. April Group                                               1.1%
Insurance Policy Construction - France

10. United Drug                                              1.1%
Pharmaceutical Wholesaler & Outsourcer - Ireland

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


         COMMON STOCKS AND OTHER EQUITY-LIKE SECURITIES - 95.2%
            EUROPE - 65.2%
--------------------------------------------------------------------------------
            UNITED KINGDOM/IRELAND - 22.9%
    880,000 Anglo Irish Bank (Ireland)                               $10,899,997
            Small Business & Middle Market Banking

  1,100,000 Paragon Group                                              8,323,514
            Buy-to-Let Finance Company

  1,804,700 United Drug (Ireland)                                      7,743,641
            Pharmaceutical Wholesaler & Outsourcer

    650,000 Grafton Group (Ireland)                                    7,521,733
            Building Materials Wholesaling & DIY Retailing

    525,000 IAWS (Ireland)                                             7,334,674
            Manufacturer of Baked Goods

    700,000 Kensington                                                 7,052,464
            Non-Conforming Mortgage Company

  1,600,000 Charles Taylor Group                                       6,922,362
            Insurance Services

    840,000 International Greetings                                    6,846,106
            Private Label Greeting Products

    600,000 Business Post Group                                        6,834,421
            UK Parcel & Express Mail Service

    445,000 Exel                                                       6,736,429
            Global Logistics & Freight Forwarding

    811,700 Expro International                                        6,589,486
            Offshore Oil Field Services

    951,807 Bloomsbury Publishing                                      6,418,606
            Publishing

    335,000 Intermediate Capital                                       6,251,354
            European Provider of Mezzanine Capital

  1,429,100 Workspace Group                                            6,032,658
            Real Estate Company

    713,600 Ulster Television                                          5,988,154
            Television & Radio Station Operator

  1,700,000 Tullow Oil                                                 5,666,659
            Oil & Gas Producer

    500,000 William Hill                                               4,810,587
            Largest Bookmaker

    300,000 Depfa Bank (Ireland)                                       4,794,050
            International Public Sector Finance

    275,000 Paddy Power (Ireland)                                      4,693,392
            Irish Betting Services

    280,000 Northgate                                                  4,530,746
            Light Commercial Vehicle Rental Specialist

    500,000 Spectris                                                   4,423,135
            Electronic Instruments & Controls


--------------------------------------------------------------------------------
Number of                                                 Value
Shares



--------------------------------------------------------------------------------
    731,274 Vitec Group                                               $4,373,925
            Photo, Film, Production & Broadcast Accessories

    229,500 Jurys Doyle Hotel (Ireland)                                4,303,300
            Owner/Operator of Mid-Priced Hotels

    155,000 Cobham                                                     3,927,993
            Aerospace Components

    150,000 Kerry Group (Ireland)                                      3,699,317
            Food Ingredients

    250,000 Viridian Group                                             3,488,637
            Northern Ireland Electric Utility

    400,000 Care UK                                                    2,984,373
            Nursing Home & Psychiatric Care Facilities

    825,700 Debt Free Direct Group                                     2,947,388
            Consumer Debt Reduction & Management Solutions

    850,000 RPS Group                                                  2,345,444
            Environmental Consulting

    350,000 Offshore Hydrocarbon Mapping (b)                           1,333,910
            Exploration Technology Contractor
--------------------------------------------------------------------------------
                                                                     165,818,455

--------------------------------------------------------------------------------
            FRANCE/BELGIUM - 9.1%
     60,000 Vallourec                                                 17,228,427
            Seamless Tubes

    253,700 April Group                                                7,887,421
            Insurance Policy Construction

    100,000 Imerys                                                     6,873,975
            Industrial Minerals Producer

    148,800 Iliad                                                      5,557,507
            High Speed Internet Service Provider

    350,000 SES Global                                                 5,268,263
            Satellite Broadcasting Services

     55,000 Neopost                                                    4,833,915
            Postage Meter Machines

     90,000 Norbert Dentressangle                                      4,243,032
            Transport

     41,000 Bacou Dalloz                                               3,353,498
            Safety Equipment

     61,000 Omega Pharma (Belgium)                                     3,149,342
            OTC Products, Pharmacy & Dental Supplies

     62,000 Carbone Lorraine (b)                                       2,941,959
            Advanced Industrial Materials

    178,000 Cerep                                                      2,141,071
            Health Care

     97,000 Fininfo                                                    2,031,695
            Data Feeds for French Banks & Brokers
--------------------------------------------------------------------------------
                                                                      65,510,105


See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                 Value
Shares



--------------------------------------------------------------------------------
            GERMANY/AUSTRIA - 8.7%
     90,000 Wincor Nixdorf (b)                                        $7,352,892
            Retail POS Systems & ATM Machines

     68,000 Rational                                                   7,315,395
            Commercial Oven Manufacturer

    155,000 Bilfinger Berger                                           7,215,432
            Construction & Related Services

    160,000 GFK                                                        6,308,538
            Market Research Services

    125,000 Wienerberger (Austria)                                     5,792,645
            Bricks & Clay Roofing Tiles

     75,000 Rhoen Klinikum Pfd.                                        5,193,857
            Hospital Management

    155,000 Hugo Boss Designs                                          5,084,433
            Fashion Apparel

    315,000 Deutsche Beteiligung (b)                                   4,910,638
            Private Equity & Investment Management

     97,300 Grenke Leasing                                             4,123,657
            Financing for IT Equipment

    383,000 Takkt                                                      3,695,211
            Mail Order Retailer of Office & Warehouse Durables

     75,000 Vossloh                                                    3,506,921
            Rail Infrastructure & Diesel Locomotives

     46,000 CTS Eventim                                                1,930,784
            Event Ticket Sales

     23,782 Masterflex                                                   800,387
            Specialty Hoses for Industrial & Medical Use
--------------------------------------------------------------------------------
                                                                      63,230,790

--------------------------------------------------------------------------------
            NETHERLANDS - 8.5%
    378,076 Fugro                                                      9,383,338
            Survey & GPS Services

     96,357 Koninklijke Ten Cate (b)                                   8,661,182
            Advanced Textiles & Industrial Fabrics

    179,000 Smit International                                         8,298,678
            Harbor & Offshore Towage & Marine Services

    103,000 OPG Groep                                                  7,172,297
            Healthcare Supplies & Pharmacies

    140,509 Aalberts Industries                                        6,420,558
            Flow Control & Heat Treatment

    232,100 United Services Group                                      6,124,984
            Temporary Staffing Services

    163,000 IM Tech                                                    5,696,512
            Technical Engineering


--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
    118,900 Sligro Food Group                                         $4,775,489
            Food Service & Wholesaling

    310,000 Unit 4 Aggresso (b)                                        4,730,615
            Business & Security Software
--------------------------------------------------------------------------------
                                                                      61,263,653

--------------------------------------------------------------------------------
            SWEDEN - 3.5%
    457,200 Hexagon                                                    9,228,260
            Measurement Equipment & Polymers

    367,900 Sweco                                                      6,630,097
            Nordic Infrastructure/Environment Consulting

    316,000 Nobia                                                      4,586,095
            Kitchen Cabinet Manufacturing & Distribution

  3,091,200 Biotage (b)                                                4,178,432
            Discovery Chemistry (Microwaves & Purification)

     56,400 Medicover                                                    559,613

      2,071 Medicover Subscription Rights                                 20,681
            Central European Health Clinics
--------------------------------------------------------------------------------
                                                                      25,203,178

--------------------------------------------------------------------------------
            SWITZERLAND - 3.1%
     10,400 Sika                                                       6,472,870
            Chemicals for Construction & Industrial Application

     25,000 Kuehne & Nagel                                             5,286,306
            Freight Forwarding/Logistics

      8,000 Geberit International                                      5,104,782
            Plumbing Supplies

      6,000 Givaudan                                                   3,480,118
            Industrial Fragrances & Flavors

     36,710 BKW Energie                                                2,294,192
            Electric Utility
--------------------------------------------------------------------------------
                                                                      22,638,268

--------------------------------------------------------------------------------
            ITALY - 2.6%
    112,302 Amplifon                                                   7,125,053
            Hearing Aid Retailer

    500,000 Davide Campari                                             3,653,306
            Spirits & Wine

    402,000 Granitifiandre                                             3,524,862
            Innovative Stoneware

    130,000 Sabaf                                                      2,552,311
            Supplier to White Goods OEMS

  1,441,501 Ducati Motor (b)                                           1,706,648
            Motorcycles & Related Merchandise
--------------------------------------------------------------------------------
                                                                      18,562,180


                                 See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------



WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005
--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            SPAIN/PORTUGAL - 1.6%
    230,000 Red Electrica                                             $6,348,377
            Spanish Power Grid

     76,000 Bankinter                                                  3,874,687
            Mortgage Lender

     99,700 Abengoa                                                    1,155,135
            Engineering & Construction
--------------------------------------------------------------------------------
                                                                      11,378,199

--------------------------------------------------------------------------------
            FINLAND - 1.2%
    480,000 Sponda                                                     4,933,799
            Office & Warehouse Property Company

    122,000 Jaakko Poyry                                               3,652,228
            Engineering Consultants in Forestry, Energy
--------------------------------------------------------------------------------
                                                                       8,586,027

--------------------------------------------------------------------------------
            RUSSIA - 0.9%
    213,000 RBC Information Systems (b)                                3,535,800
            Financial Information, Media, & IT Services

    107,000 Mechel Steel Group (b)                                     2,717,800
            Coking Coal
--------------------------------------------------------------------------------
                                                                       6,253,600

--------------------------------------------------------------------------------
            GREECE - 0.8%
    380,000 Intralot                                                   5,796,831
            Lottery & Gaming Systems & Services

--------------------------------------------------------------------------------
            CZECH REPUBLIC - 0.8%
     46,200 Komercni Banka                                             5,786,752
            Leading Czech Universal Bank

--------------------------------------------------------------------------------
            POLAND - 0.7%
    132,000 Central Euro Distribution (b)                              4,927,560
            Spirits & Wine Distribution

--------------------------------------------------------------------------------
            NORWAY - 0.5%
    192,200 Ekornes                                                    3,717,593
            Niche Furniture Manufacturer

--------------------------------------------------------------------------------
            DENMARK - 0.3%
     10,500 Kobenhavns Lufthavne                                       2,485,395
            Copenhagen Airport Manager
--------------------------------------------------------------------------------
            EUROPE - TOTAL                                           471,158,586

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


            ASIA - 17.3%
--------------------------------------------------------------------------------
            JAPAN - 7.0%
    117,900 Ito En                                                    $6,045,711
            Bottled Tea & Other Beverages

    253,000 Park 24                                                    4,997,790
            Parking Lot Operator

    124,000 Daito Trust Construction                                   4,630,351
            Apartment Builder

    103,000 Hogy Medical                                               4,594,172
            Disposable Surgical Products

    160,000 Shimano                                                    4,540,041
            Bicycle Components & Fishing Tackle

    250,000 Ushio                                                      4,430,450
            Industrial Light Sources

    137,000 Meitec                                                     4,204,745
            Staffing Company Specializing in R&D Engineers

    162,500 Ain Pharmaciez                                             3,283,967
            Dispensing Pharmacy/Drugstore Operator

    140,000 Sato                                                       3,122,909
            Bar Code Printers & Supplies

    265,900 Toyo Technica                                              3,046,390
            Value Added Reseller of Imported Instrumentation

    194,000 Wacoal                                                     2,461,462
            Women's Specialty Apparel

    470,400 Hiroshima Bank                                             2,138,237
            Regional Bank

    195,000 Fukuoka Bank                                               1,151,361
            Regional Bank

    180,000 Bank of Yokohama (b)                                       1,034,299
            Regional Bank

     19,000 Eneserve                                                     566,579
            Power Generators

        192 Jupiter Telecommunications                                   161,335
            Largest Cable Service Provider in Japan

      5,100 NIFCO                                                         77,245
            Molded Plastic Components
--------------------------------------------------------------------------------
                                                                      50,487,044

--------------------------------------------------------------------------------
            TAIWAN - 4.6%
  4,290,000 Taiwan Fu Hsing                                            4,817,438
            Door Lock Manufacturer

  4,419,300 Phoenixtec Power                                           4,741,240
            Uninterruptable Power Supplies


See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            TAIWAN - 4.6% (CONT)
  2,000,000 Advantech                                                 $4,713,661
            Embedded Computers

    539,400 ASE Test (b)                                               3,473,736
            Semiconductor Packaging & Test Services

  1,577,616 Springsoft Systems                                         3,279,267
            Electronic Design Automation Software

  3,169,000 Chicony Electronics                                        3,277,789
            PC Power Supplies & Keyboards

  1,800,000 Sunplus Technology                                         2,519,439
            Fabless Semiconductor Designer

  1,644,021 Wah Lee Industrial                                         2,446,816
            Distributor of Chemicals, Materials & Equipment

    550,000 Novatek Microelectronics                                   2,338,624
            LCD Related IC Designer

  2,530,000 Bank of Kaohsiung                                          1,786,287
            Commercial Banking
--------------------------------------------------------------------------------
                                                                      33,394,297

--------------------------------------------------------------------------------
            HONG KONG/CHINA - 2.8%
  2,000,000 Hong Kong Exchanges & Clearing                             5,180,355
            Hong Kong Equity & Derivatives Operator

  2,000,000 Techtronic Industries                                      5,038,295
            Manufacturer Power Tools & Motorized Appliances

  7,000,000 Global Bio-Chem Technology Group (China)                   4,334,769

    363,000 Global Bio-Chem Technology Group
            Warrants (China)                                               6,072
            Refiner of Corn-Based Commodities

 11,000,000 Linmark                                                    3,143,718
            Sourcing of Consumer Goods

  7,819,000 Ngai Lik Industrial                                        1,542,263
            Consumer Electronics Manufacturer

 11,782,000 Lerado Group                                               1,242,295
            Baby Strollers & Infant Car Seats Manufacturer
--------------------------------------------------------------------------------
                                                                      20,487,767

--------------------------------------------------------------------------------
            SINGAPORE - 1.1%
  5,000,000 Comfort Del Gro                                            4,997,917
            Taxi & Mass Transit Service
  6,500,000 LMA International                                          3,072,899
            Medical Equipment & Supplies
--------------------------------------------------------------------------------
                                                                       8,070,816

--------------------------------------------------------------------------------


Number of                                                                  Value
Shares or
Principal Amount


--------------------------------------------------------------------------------
               INDIA - 0.9%
       300,000 Housing Development Finance                            $6,089,929
               Premier Mortgage Lender in India

--------------------------------------------------------------------------------
               INDONESIA - 0.5%
    12,000,000 PT Perusahaan Gas Negara                                3,541,026
               Gas Pipeline Operator

--------------------------------------------------------------------------------
               SOUTH KOREA - 0.4%
       205,000 Samyoung Heat Exchange                                  3,145,344
               Power Plant Related Machinery
--------------------------------------------------------------------------------
                               ASIA - TOTAL                          125,216,223

               OTHER COUNTRIES - 7.2%
--------------------------------------------------------------------------------
               CANADA - 4.2%
       823,500 Major Drilling Group International (b)                  8,118,920
               Mining Exploration Driller

       500,000 Shawcor                                                 7,341,318
               Oil & Gas Pipeline Products

     1,000,000 Kinross Gold (b)                                        6,110,975
               Gold Mining

       120,000 Enerflex Systems                                        2,463,945
               Natural Gas Compressor

     1,000,000 Northern Orion Resources                                2,460,686
               Mining of Copper & Gold in Argentina

CAD $3,175,000 Main Street Equity, Conv,
               7.25%, 9/30/11 (d)                                      2,070,877

        17,000 Main Street Equity (b)                                     72,721
               Canadian Multi-Family Real Estate

       250,000 Ivanhoe Mines (b)                                       1,939,217
               Copper Mining in Mongolia
--------------------------------------------------------------------------------
                                                                      30,578,659

--------------------------------------------------------------------------------
               AUSTRALIA/NEW ZEALAND - 2.4%
       600,000 Billabong International                                 6,198,593
               Action Sports Apparel Brand Manager

     1,300,000 Sky City Entertainment (New Zealand)                    4,040,002
               Casino/Entertainment Complex

        70,000 Perpetual Trustees                                      3,046,406
               Australian Mutual Fund Manager

       457,200 ABC Learning Center                                     1,935,851
               Childcare Centers

     1,009,500 Pacific Brands                                          1,734,161
               Australian Branded Apparel
--------------------------------------------------------------------------------


See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER INTERNATIONAL SMALL CAP
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005



--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


--------------------------------------------------------------------------------
            SOUTH AFRICA - 0.6%
    100,000 Edgars Consolidated Stores                               $ 4,337,930
            Leading Retail Conglomerate
--------------------------------------------------------------------------------
            OTHER - TOTAL                                             51,871,602

            LATIN AMERICA - 5.5%
--------------------------------------------------------------------------------
            BRAZIL - 2.5%
    215,000 Natura Cosmeticos                                          6,860,396
            Direct Retailer of Cosmetics

    100,000 America Latina Logistics                                   2,960,801
            Rail Operator in Brazil & Argentina

    330,000 Porto Seguro                                               2,952,706
            Auto & Life Insurance

135,000,000 Ultrapar                                                   2,360,045
            Specialty Chemicals & Liquid Propane Gas Distribution

  2,260,000 Caemi                                                      2,118,439
            Iron Ore/Kaolin Producer
     50,000 Diagnosticos (b)                                             677,450
            Medical Diagnostic Services
--------------------------------------------------------------------------------
                                                                      17,929,837

--------------------------------------------------------------------------------
            MEXICO - 2.0%
    240,000 Grupo Aeroportaurio Del Sureste                            7,644,000
            Cancun & Cozumel Airport Operator
  1,000,000 Consorcio ARA (b)                                          3,452,747
            Affordable Housing Builder
    600,000 URBI Desarrollo (b)                                        3,294,041
            Affordable Housing Builder
--------------------------------------------------------------------------------
                                                                      14,390,788

--------------------------------------------------------------------------------
            CHILE - 1.0%
     47,000 Sociedad Quimica Y Minera de Chile                         4,700,000
            Producer of Specialty Fertilizers, Lithium & Iodine
    100,000 CorpBanca (b)                                              2,610,000
            Chilean Local Bank
--------------------------------------------------------------------------------
                                                                       7,310,000
--------------------------------------------------------------------------------
            LATIN AMERICA - TOTAL                                     39,630,625

TOTAL COMMON STOCKS AND OTHER
EQUITY-LIKE SECURITIES - 95.2%                                       687,877,036
--------------------------------------------------------------------------------
(COST $517,846,756)

--------------------------------------------------------------------------------
Principal Amount                                                           Value


SHORT-TERM OBLIGATIONS - 4.2%
--------------------------------------------------------------------------------
$30,497,000 Repurchase Agreement with State
            Street Bank & Trust dated 6/30/05,
            due 7/1/05 at 3.00% collateralized
            by Federal National Mortgage
            Association Notes, maturing 2/22/08,
            market value $31,111,106
            (repurchase proceeds: $30,499,541)                       $30,497,000
--------------------------------------------------------------------------------
(AMORTIZED COST $30,497,000)                                          30,497,000

TOTAL INVESTMENTS (COST $ 548,343,756) - 99.4% (a)                   718,374,036
--------------------------------------------------------------------------------

Cash and Other Assets Less Liabilities - 0.6%                          4,167,224
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100%                                             $722,541,260

NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2005, for federal income tax purposes cost of investments was $548,343,756 and net unrealized appreciation was $170,030,280 consisting of gross unrealized appreciation of $189,376,879 and gross unrealized depreciation of $ 19,346,599.

(b)  Non-income producing security.

(c) On June 30, 2005, the Fund's total investments were denominated in currencies as follows:

                                                                 % of Net
    Currency                              Value                    Assets
--------------------------------------------------------------------------------
    Euro Dollars                   $285,317,890                     39.5%
    British Pounds                  114,828,300                     15.9
    U.S. Dollars                     60,105,897                      8.3
    Japanese Yen                     50,487,045                      7.0
    Other currencies less than
      5% of total net assets        207,634,904                     28.7
                                   ------------                     ----
                                   $718,374,036                     99.4%
                                   ============                     ====

(d) Denotes a restricted security, which is subject to restrictions on resale under federal securities laws. These securities are valued in good faith under consistently applied procedures as established by and under the general supervision of the Board of Trustees. At June 30, 2005, these securities amounted to $2,070,877 which represents 0.3% of net assets.

    Additional information on this security is as follows:

                   ACQUISITION
    SECURITY          DATE            PAR              COST        VALUE
--------------------------------------------------------------------------------
    Mainstreet
      Equity
      Conv.,
      7.25%
      9/30/11       10/8/04     CAD$ 3,175,000     $2,527,263   $2,070,877

CAD  Canadian Dollar

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SMALL CAP
                             PORTFOLIO DIVERSIFICATION (Unaudited) JUNE 30, 2005

AT JUNE 30, 2005, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:

                                            Value         Percent
-----------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES
Other Industrial Services             $38,189,491            5.3%
Industrial Materials                   31,679,603            4.4
Construction                           22,455,866            3.1
Machinery                              21,924,484            3.0
Steel                                  17,228,427            2.4
Specialty Chemicals                    17,013,033            2.4
Conglomerates                          16,803,953            2.3
Outsourcing & Training Services        10,329,729            1.4
Electrical Components                   8,358,443            1.2
Industrial Distribution                 7,521,733            1.0
-----------------------------------------------------------------
                                      191,504,762           26.5

-----------------------------------------------------------------
CONSUMER GOODS/SERVICES
Apparels                               18,622,367            2.6
Durable Goods                          18,211,220            2.5
Food                                   15,809,480            2.2
Gaming                                 15,300,810            2.1
Retail                                 14,746,950            2.0
Non Durable Goods                      13,706,502            1.9
Beverage                                9,699,017            1.3
Furniture & Textiles                    8,303,688            1.1
Consumer Services                       8,175,936            1.1
Goods Distribution                      4,927,560            0.7
Travel                                  4,303,300            0.6
Casinos                                 4,040,002            0.6
Entertainment                           1,930,784            0.3
-----------------------------------------------------------------
                                      137,777,616           19.0

-----------------------------------------------------------------
FINANCE
Finance Companies                      33,229,123            4.6
Banks                                  30,200,983            4.2
Insurance                              17,762,489            2.5
Savings & Loans                         9,964,616            1.4
Money Management                        7,957,044            1.1
-----------------------------------------------------------------
                                       99,114,255           13.8

                                            Value         Percent
-----------------------------------------------------------------
INFORMATION TECHNOLOGY
Computer Hardware & Related Equipment $20,085,582            2.8%
Business Information &
   Marketing Services                  10,685,677            1.5
Semiconductors & Related Equipment      8,331,799            1.2
Business Software                       8,009,882            1.1
Instrumentation                         7,469,525            1.0
Publishing                              6,418,606            0.9
Television Programming                  5,988,154            0.8
Internet Related                        5,557,507            0.8
Satellite Broadcasting & Services       5,268,263            0.7
Financial Processors                    5,180,355            0.7
Computer Services                       3,535,800            0.5
Electronics Distribution                2,446,816            0.3
Contract Manufacturing                  1,542,263            0.2
Cable Television                          161,335            0.0
-----------------------------------------------------------------
                                       90,681,564           12.5

-----------------------------------------------------------------
ENERGY/MINERALS
Oil Services                           27,111,997            3.8
Non-Ferrous Metals                     14,229,895            2.0
Mining                                  9,236,142            1.3
Oil/Gas Producers                       5,666,659            0.8
Agricultural Commodities
   (includes Forestry)                  4,340,841            0.6
Oil Refining/Marketing/Distribution     3,541,026            0.5
Independent Power                         566,579            0.1
-----------------------------------------------------------------
                                       64,693,139            9.1

-----------------------------------------------------------------
OTHER
Transportation                         30,629,823            4.2
Real Estate                            19,856,843            2.7
Regulated Utilities                    12,131,206            1.7
-----------------------------------------------------------------
                                       62,617,872            8.6

-----------------------------------------------------------------
HEALTHCARE
Pharmaceuticals                        13,034,054            1.8
Services                               10,736,964            1.5
Medical Equipment                       7,251,331            1.0
Hospital/ Laboratory Supplies           5,271,622            0.7
Hospital Management                     5,193,857            0.7
-----------------------------------------------------------------
                                       41,487,828            5.7

-----------------------------------------------------------------
TOTAL COMMON STOCKS &
   OTHER EQUITY-LIKE SECURITIES       687,877,036           95.2
-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS                 30,497,000            4.2

-----------------------------------------------------------------
TOTAL INVESTMENTS                     718,374,036           99.4

-----------------------------------------------------------------
CASH & OTHER ASSETS
   LESS LIABILITIES                     4,167,224            0.6
-----------------------------------------------------------------
NET ASSETS                           $722,541,260          100.0%

=================================================================

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------


STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (Unaudited)




----------------------------------------------------------------
ASSETS
Investments, at cost                                $548,343,756
----------------------------------------------------------------
Investments, at value                               $718,374,036
Cash                                                         144
Foreign currency (cost of $3,903,655)                  3,884,103
Receivable for:
   Investments sold                                    5,552,753
   Fund shares sold                                      898,232
   Dividends and interest                              1,442,928
   Foreign tax reclaims                                  184,653
----------------------------------------------------------------
   Total Assets                                      730,336,849

LIABILITIES
Payable for:
   Investments purchased                               7,024,111
   Fund shares repurchased                               110,838
   Investment advisory fees                              564,928
   Transfer agent fees                                       518
   Trustees' fees                                          5,020
   Reports to shareholders                                77,324
Other liabilities                                         12,850
----------------------------------------------------------------
   Total Liabilities                                   7,795,589
----------------------------------------------------------------
Net Assets                                          $722,541,260
================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                     $583,195,788
Undistributed net investment income                    1,182,421
Accumulated net realized loss                        (31,818,062)
Net unrealized appreciation (depreciation) on:
   Investments                                       170,030,280
   Foreign currency translations                         (49,167)
----------------------------------------------------------------
Net Assets                                          $722,541,260
================================================================
Fund shares outstanding                               27,607,100
================================================================
Net asset value, offering price and
   redemption price per share                             $26.17
================================================================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (Unaudited)



----------------------------------------------------------------
INVESTMENT INCOME:
Dividend income (net of foreign taxes $737,800)       $8,972,689
Interest income                                          434,457
----------------------------------------------------------------
   Total investment income                             9,407,146

EXPENSES:
Investment advisory fees                               3,390,595
Transfer agent fees                                          623
Trustees' fees                                            34,086
Custody fees                                             275,971
Compliance fees                                           11,992
Non-recurring costs (See Note 8)                           5,552
Other expenses                                           143,819
----------------------------------------------------------------
   Total  expenses                                     3,862,638
Fees waived by Investment Adviser (See Note 4)          (188,761)
Non-recurring costs reimbursed (See Note 8)               (5,552)
----------------------------------------------------------------
   Net Expenses                                        3,668,325
----------------------------------------------------------------
Net Investment Income                                  5,738,821
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
   PORTFOLIO POSITIONS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                        26,321,600
   Foreign currency transactions                        (341,529)
----------------------------------------------------------------
     Net realized gain                                25,980,071
----------------------------------------------------------------
Net change in unrealized appreciation
   (depreciation) on:
   Investments                                        (7,777,610)
   Foreign currency translations                        (155,561)
----------------------------------------------------------------
     Net change in unrealized
       appreciation (depreciation)                    (7,933,171)
----------------------------------------------------------------
     Net Gain                                         18,046,900
----------------------------------------------------------------
Net Increase in Net Assets from Operations           $23,785,721
================================================================



See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                 (Unaudited)
                                                                            Six Months ended              Year ended
INCREASE (DECREASE) IN NET ASSETS:                                             June 30, 2005       December 31, 2004
--------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                                          $5,738,821              $2,772,979
   Net realized gain on investments and foreign currency transactions             25,980,071              38,203,442
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency translations                             (7,933,171)             90,796,832
--------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations                                     23,785,721             131,773,253

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income                                                          (6,966,978)             (2,991,364)
--------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                            (6,966,978)             (2,991,364)
SHARE TRANSACTIONS:
   Subscriptions                                                                 120,328,172             172,565,632
   Distributions reinvested                                                        6,966,978               2,991,364
   Redemptions                                                                   (28,345,315)            (78,291,925)
--------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                                           98,949,835              97,265,071
--------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                                  115,768,578             226,046,960

NET ASSETS:
   Beginning of period                                                           606,772,682             380,725,722
--------------------------------------------------------------------------------------------------------------------
   End of period                                                                $722,541,260            $606,772,682
--------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED NET INVESTMENT INCOME                                               $1,182,421              $2,410,578
====================================================================================================================

See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------




FINANCIAL HIGHLIGHTS

                                                           (Unaudited)
                                                          Six Months
Selected data for a share                                       Ended                       Year Ended December 31,
outstanding throughout each period                      June 30, 2005            2004       2003       2002        2001        2000
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                           $25.46          $19.68     $13.27     $15.40      $28.53      $43.67
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                                 0.22            0.13       0.13       0.07        0.02       (0.26)
Net realized and unrealized gain (loss) on investments
   and foreign currency transactions                             0.77(b)         5.80       6.33      (2.20)      (5.12)      (9.75)
-----------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                              0.99            5.93       6.46      (2.13)      (5.10)     (10.01)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                      (0.28)          (0.15)     (0.05)        --          --          --
From net realized gain and unrealized gain reportable
   for federal income taxes                                        --              --         --         --       (8.03)      (5.13)
-----------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders                 (0.28)          (0.15)     (0.05)        --       (8.03)      (5.13)
-----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                 $26.17          $25.46     $19.68     $13.27      $15.40      $28.53
===================================================================================================================================
Total Return (c)                                                3.83%(d)(e)    30.27%     48.86%   (13.83)%    (21.27)%    (27.84)%
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses(f)                                                     1.11%(g)        1.36%      1.41%      1.47%       1.43%       1.41%
Net investment income (loss)(f)                                 1.73%(g)        0.59%      0.85%      0.46%       0.10%     (0.68)%
Waiver                                                          0.06%(g)           --         --         --          --          --
Portfolio turnover rate                                           14%(d)          47%        45%        54%         56%         67%
Net assets, end of period (000's)                            $722,541        $606,773   $380,726   $216,084    $230,626    $271,675


--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of repurchases of Fund shares in relation to fluctuating market values of the investments of the Fund.

(c)  Total return at net asset value assuming all distributions are reinvested.

(d)  Not annualized.

(e) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from custody fees paid indirectly had no impact.

(g)  Annualized.


See accompanying notes to financial statements.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. NATURE OF OPERATIONS
Wanger International Small Cap (the "Fund"), is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchanges and the time at which fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on the accrual basis and includes amortization of discounts on short-term debt obligations and on long-term debt obligations when required for federal income tax purposes. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.

RESTRICTED SECURITIES
Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale at the issuer's expense either upon demand by the Fund/Trust or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board of Trustees. The Fund will not incur any registration costs upon such resale.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

FUND SHARE VALUATION
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange ("the Exchange") on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES/CREDITS
Custody fees are reduced based on the Fund's cash balances maintained with the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered in to such an agreement. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES
The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distribute all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from 10%-15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                              DECEMBER 31, 2004
                              -----------------
Distributions paid from:
  Ordinary Income                $2,991,364

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

   Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes, was:

                                                           NET
          UNREALIZED            UNREALIZED             UNREALIZED
         APPRECIATION          DEPRECIATION           APPRECIATION
         -------------         -------------         --------------
         $189,376,879          $(19,346,599)          $170,030,280

   The following capital loss carryforwards, determined as of December
31, 2004, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF                                              CAPITAL LOSS
EXPIRATION                                          CARRYFORWARDS
---------                                           ------------
2009                                                $18,435,084
2010                                                 36,103,588
2011                                                  2,734,494
                                                    ------------
Total                                               $52,273,166

4. TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P., ("Columbia WAM") an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.
   Effective March 8, 2005, under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below.

AVERAGE DAILY NET ASSETS                         ANNUAL FEE RATE
   For the first $100 million                             1.15%
   Next $150 million                                      1.00%
   In excess of $250 million                              0.95%

   Prior to March 8, 2005, under the Fund's investment management agreement, fees were accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below:

AVERAGE DAILY NET ASSETS                         ANNUAL FEE RATE
   For the first $100 million                             1.30%
   Next $150 million                                      1.20%
   In excess of $250 million                              1.10%

   In accordance with the terms of the NYAG Settlement (as defined and discussed further under Note 8 to these Financial Statements - "Legal Proceedings"), Columbia WAM waived a portion of the fees payable under the Fund's investment management agreement so that those fees were retained at the following annual rates as a percent of average daily net assets: 1.15% - up to $100 million; 1.00% - $100 million to $250 million; 0.95% - $250 million and over. The fee waiver was effective from January 1, 2005 though March 8, 2005, but applied as if it had gone into effect on December 1, 2004.
   Effective August 1, 2005, under the fund's investment management agreement, fees will be accrued daily and paid monthly to Columbia WAM at the annual rates shown in the table below:

AVERAGE DAILY NET ASSETS                         ANNUAL FEE RATE
   For the first $100 million                            1.15%
   Next $150 million                                     1.00%
   Next $250 million                                     0.95%
   In excess of $500 million                             0.85%

   The investment advisory agreement also provides that Columbia WAM will reimburse the Fund to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual percentage of 2.00% of average daily net assets. There was no reimbursement for the six months ended June 30, 2005.
   For the six months ended June 30, 2005, the Fund's annualized effective investment advisory fee rate was 0.97%.
   Certain officers and trustees of the Trust are also officers of Columbia
WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. For the six months ended June 30, 2005, the Fund paid $34,086 to trustees not affiliated with Columbia WAM. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. These expenses are disclosed separately on the Statement of Operations.
   Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, serves as the principal underwriter of the Trust and receives no compensation for its services.
   Columbia Funds Services, Inc. (the "Transfer Agent") an indirect wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $21.00 per open account. The Transfer Agent also receives a reimbursement for certain out-of-pocket expenses.
   During the six months ended June 30, 2005, the Fund engaged in purchases and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were $6,221,592 and $0, respectively.

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. No amounts were borrowed under this facility for the six months ended June 30, 2005.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                        Six months ended              Year ended
                                           June 30, 2005       December 31, 2004
--------------------------------------------------------------------------------
Shares sold                                    4,602,207               8,009,022
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions                     252,061                 140,969
--------------------------------------------------------------------------------
Less shares redeemed                           1,082,123               3,663,834
--------------------------------------------------------------------------------
Net increase in shares outstanding             3,772,145               4,486,157

7. INVESTMENT TRANSACTIONS
The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2005 were $202,305,862 and $90,407,265.

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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

8. LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the Columbia Funds, and CFDI (collectively with Columbia Management, "Columbia") the distributor of the shares of the Columbia Funds, the Columbia Acorn Funds and the Wanger Advisors Trust Funds (collectively, "the Columbia Family of Funds"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. Columbia WAM, the advisor to the Columbia Acorn Funds and the Wanger Advisors Trust Funds, was not a respondent in either proceeding nor were any of its officers or directors.
   On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle. Although none of the Wanger Advisors Trust Funds is a party to the Settlement orders, under the terms of the Settlements and in order for Columbia Management to continue to provide administrative services to the Wanger Advisors Funds, the Board of Trustees of the Wanger Advisors Trust Funds agreed to conform to certain governance requirements, including the election of an independent board chair.
   Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions based on net assets as of March 15, 2004.
   Pursuant to the procedures set forth in the SEC order, settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the independent trustees of the funds. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated by Columbia WAM and/or its affiliates at a later date.
   Columbia WAM, Columbia Acorn Trust, another mutual fund family advised by Columbia WAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints which have been consolidated in a Multi-District Action in the federal district court for the District of Massachusetts. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.
   Columbia WAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit filed in the federal district court of Massachusetts alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over other mutual funds to investors. The complaint alleges Columbia WAM and the Trustees of the Trust breached certain common laws duties and federal laws.
   The Columbia Acorn Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Funds' net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court. However, plaintiffs are in the process of appealing that decision.
   On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Acorn Trust and Columbia WAM. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Columbia Acorn Trust funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit Proof of Claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. The complaint seeks compensatory and punitive damages, and the disgorgement of all fees paid to Columbia WAM and affiliated advisers. The trustees of Columbia Acorn Trust and Columbia WAM have been dismissed as defendants in this lawsuit.
   On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and Columbia WAM seeking to rescind the Contingent Deferred Sales Charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been removed to the federal district court of Massachusetts.
   The Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously.
   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.
   In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or BOA (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.
   For the six months ended June 30, 2005, CMG has assumed $5,552 in consulting services and legal fees incurred by the Fund in connection with these matters.

9. SUBSEQUENT EVENT

Effective August 22, 2005, the Fund's distributor will be Columbia Management Distributors, Inc. and the Fund's transfer agent will be Columbia Management Services, Inc.

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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------






                                [EXCERPTS FROM:]




                              WANGER ADVISORS TRUST


                 Management Fee Evaluation of the Senior Officer

              Prepared Pursuant to the New York Attorney General's
                           Assurance of Discontinuance




                                    July 2005

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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

                                  Introduction

The New York Attorney General's Assurance of Discontinuance ("Order") entered into by Columbia Management Advisors, Inc. ("CMAI") and Columbia Funds Distributor, Inc., ("CFDI" and collectively with "CMAI," "CMG") in February 2005, allows CMAI to manage or advise a mutual fund, including the Wanger Advisors Trust's family of funds (the "WAT Funds" or "WAT" or "Trust"), only if the trustees of the WAT Funds appoint a "Senior Officer" to perform specified duties and responsibilities. One of these responsibilities includes "managing the process by which proposed management fees (including but not limited to, advisory fees) to be charged the WAT Fund[s] are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance."

The Order also provides that the Board of Trustees of the WAT Funds ("Board") must determine the reasonableness of proposed "management fees" by using either an annual competitive bidding process supervised by the Senior Officer or Independent Fee Consultant, or by obtaining "an annual independent written evaluation prepared by or under the direction of the Senior Officer or the Independent Fee Consultant."

"Management fees" are only part of the costs and expenses paid by mutual fund shareholders. The expenses can vary depending upon the class of shares held but usually include: (1) investment management or advisory fees to compensate analysts and portfolio managers for stock research and portfolio management, as well as the cost of operating a trading desk; (2) administrative expenses incurred to prepare registration statements and tax returns, calculate the Funds' net asset values, maintain effective compliance procedures and perform recordkeeping services; (3) transfer agency costs for establishing accounts, accepting and disbursing funds, as well as overseeing trading in Fund shares;
(4) custodial expenses incurred to hold the securities purchased by the Funds; and (5) distribution expenses, including commissions paid to brokers that sell the Fund shares to investors.

Columbia Wanger Asset Management, L.P. ("CWAM"), the adviser to the WAT Funds, has proposed that the Trust enter into an agreement that "bundles" the first two categories listed above: advisory and administrative services. The fees paid under this agreement are referred to as "management fees." Other fund expenses are governed by separate agreements, in particular agreements with two CWAM affiliates: CFDI, the broker-dealer that underwrites and distributes the WAT Funds' shares, and Columbia Funds Services, Inc. ("CFSI"), the Funds' transfer agent. In conformity with the terms of the Order, this evaluation, therefore, addresses only the advisory and administrative contract between CWAM and the Trust, and does not extend to the other agreements.

According to the Order, the Senior Officer's evaluation must consider at least the following:

     (1) Management fees (including components thereof) charged to institutional and other clients of CWAM for like services;

     (2) Management fees (including any components thereof) charged by other mutual fund companies for like services;

     (3) Costs to CWAM and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

     (4) Profit margins of CWAM and its affiliates from supplying such services;

     (5)  Possible economies of scale as the WAT Funds grow larger; and

     (6) The nature and quality of CWAM's services, including the performance of each WAT Fund.

On November 17, 2004, the Board appointed me Senior Officer under the Order. The Board also determined not to pursue a competitive bidding process and instead, charged me with the responsibility of evaluating the WAT Funds' proposed advisory and administrative fee contract with CWAM in conformity with the requirements of the Order. This Report is an annual evaluation required under the Order. In discharging their responsibilities, the independent Trustees have also consulted independent, outside counsel.

                                      * * *

This evaluation was performed in cooperation and regular communication with the Compliance/Contract Renewal Committee of the Board.

                            Process and Independence

The objectives of the Order are to ensure the independent evaluation of the advisory fees paid by the WAT Funds as well as to ensure that all relevant factors are considered. In my view, the contract renewal process has been conducted at arms-length and with independence in gathering, considering and evaluating relevant data. For example, the selection of fund peer groups is critical in assessing a fund's relative performance and cost. I have required Lipper and Morningstar, Inc. to prepare their reports without input or commentary from CWAM; the engagement letters with them reflect this requirement. As a result, the peer groups reflected in the Morningstar, Inc. and Lipper reports were determined independently. After submission of the reports, I asked CWAM to comment on them to avoid errors and to establish a clear record of CWAM's views on which funds, in its judgment, constitute an appropriate peer group.

Similarly, I discussed CWAM's profitability analysis with its management but also sought the independent views of Ernst &Young on the reasonableness of CWAM's cost allocation methodology and on the adequacy of the financial data it provided. The evaluation of CWAM's profitability was performed in the context of the limited industry data available.

My evaluation of the advisory contract was shaped by my experience as WAT's Chief Compliance Officer ("CCO"). As CCO, I report solely to the Board and have no reporting obligation to or employment relationship with CMG or its affiliates, except for administrative purposes. This too contributes to the independence of this evaluation. I have made several comments on compliance matters in evaluating the quality of service provided by CWAM and CMG.


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                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

Finally, this Report, its supporting materials and the data contained in other materials submitted to the Compliance/Contract Renewal Committee of the Board, in my view, provide a thorough factual basis upon which the Board, in consultation with independent counsel as it deems appropriate, may conduct management fee negotiations that are in the best interests of the WAT Funds' shareholders.

                                      * * *

     VI. Conclusions

My review of the data and other material above leads to the following conclusions with respect to the factors identified in the Order.

     1. Performance. The WAT Funds generally have achieved outstanding performance and rank very favorably against their peers. The international funds have good recent performance records, but weaker long-term performance relative to the domestic WAT Funds. Recent management changes have been followed by improved performance. The domestic WAT Funds and International Select typically achieve their performance with less risk than their competitors; relative risks are greater for International Small Cap.

     2. Management Fees relative to Peers. The management fee rankings of the Funds are generally well below the respective medians and, hence, less favorable to shareholders than their peer group funds.

     3. Administrative Fees. The WAT Funds pay a bundled fee that combines advisory fees and administrative expense, so ranking these fees separately was not possible.

     4. Management Fees relative to Other Accounts. CWAM's focus is its mutual funds. It does not actively seek to manage separate or institutional accounts. The few institutional accounts it does manage vary in rate structures. Some pay advisory fees commensurate with or higher than the WAT Funds. In a few instances, however, sub-advised accounts pay lower management fees than do the WAT Funds.

     5. Costs to CWAM and its Affiliates. CWAM's costs do not appear excessive, and, in my view, it uses appropriate methodologies to allocate overhead costs. CWAM's affiliates do not appear to profit indirectly from CWAM's management agreement with the WAT Funds.

     6. Profit Margins. CWAM's firm-wide profit margins are at the upper end of the industry, though these comparisons are hampered by limited industry data. High profit margins are not unexpected for firms that manage large, successful funds and have provided outstanding investment performance for investors. Profit margins for the WAT Funds are lower than the margins for other accounts managed by CWAM because of payments made to intermediaries that offer the WAT Funds through variable annuity products. CMAI, the Funds' administrator, currently experiences losses rather than profits, in connection with its activities relating to the WAT Funds.

     7. Economies of Scale. Economies of scale do exist at CWAM and will expand, if the assets of the WAT Funds get larger. They are, however, only partially reflected in the management fee schedule for two of the four WAT Funds. If the Funds' assets continue to grow, under the Funds' current fee schedules, shareholders might not benefit in a manner generally commensurate with CWAM's increased profits

     8. Nature and quality of services. This category includes a variety of considerations that are difficult to quantify, yet can have a significant bearing on the performance of the WAT Funds. Several areas merit comment.

          a. Continuity of Management. It is critical that capable and experienced portfolio managers remain committed to the Funds and are able to hire and retain analysts to assist them. CWAM must have in place appropriate incentive plans that align its management's interests with those of investors. Further, CWAM must maintain the independence of its investment process. It should also be supported by effective information technology.

          b. Compliance. CWAM has an effective compliance program and a variety of related services that are valuable to shareholders, such as, systems to ensure best execution of portfolio transactions and the daily review of security prices to ensure accuracy of the WAT Funds' NAV.

          c. Administration Services. The WAT Funds benefit from a variety of administrative services that are performed by CWAM and CMAI, including preparation of registration statements, calculation of Fund NAV's, accounting services, shareholder services, and other functions

In my opinion, these conclusions, taken together, generally support the reasonableness of the proposed management agreement. In reaching this conclusion, I weighed heavily the outstanding performance of the WAT Funds relative to their peers. Performance is an investor's first concern. The expense incurred by shareholders to enjoy this performance is, however, high relative to competing funds, though expenses for the WAT Funds are (with one exception) comparable to the parallel Acorn Funds. Nonetheless, a more complete breakpoint schedule could address this issue as well as share with investors more fully the benefits of economies of scale.

                           Wanger International Small Cap 2005 Semiannual Report
--------------------------------------------------------------------------------

   VII.  Recommendations

The Trustees should consider the following proposals to address the issues identified in this Report. Some of these recommendations require the collection and evaluation of more data. This work cannot be accomplished effectively before the expiration of the existing advisory contract on July 31, 2005. Therefore, I recommend that the Trustees consider extending the existing contract pending consideration of these recommendations.

These recommendations do not purport to offer the only avenues to address the opinions and conclusions I have expressed in this Report. Economies of scale, for example, can be addressed in a variety of ways in a management contract. Sound business judgment will guide how any particular area is addressed with due consideration given to all the factors that must be weighed in reaching a management agreement that best serves the WAT Fund shareholders.

I believe the Trustees should consider the following:

     1. Restructure the management fee schedule beyond the current breakpoints to reflect more fully economies of scale. The Trustees might consider several ways to accomplish this objective, including instituting a two-tier fee structure that incorporates a complex- or CWAM-wide fee (including assets held in separate accounts) and a fund specific fee, with each containing breakpoints to reflect their separate economies of scale. Another approach is to consider uniform breakpoints for all WAT Funds, including breakpoints above and below current asset levels.

     2. Conduct further study to ensure that the costs paid to insurance company intermediaries are transparent. The Trustees could consider forming an ad hoc committee to gather and evaluate data regarding CWAM's payments to intermediaries and the services provided by those intermediaries. Such a committee might also seek the assistance of a consultant such as E&Y.

     3. Administrative Fees. Administrative and advisory fees could be unbundled to allow greater transparency and to permit distinct comparisons among peers. An administrative fee could also be formulated with a breakpoint schedule that shares the economies of scale available with shareholders.

     4. Condition contract renewal on submission of an employment agreements or a management incentive plan designed to ensure the continued employment of senior management, under terms that align management's incentives with the interests of the WAT Funds' shareholders. Any incentive plan should be designed to permit CWAM to attract and retain the highest caliber investment professionals and support them with effective and reliable information technology systems.

     5. Review with CWAM its anticipated capacity limitations and the degree to which increased staffing and effective incentives may address those issues.




Robert P. Scales
July 25, 2005

                                      * * *

     More complete copies of the Management Fee Evaluation of the Senior Officer of the Wanger Advisors Trust, edited to delete certain confidential or proprietary information, are available upon written request to:

R. Scott Henderson
Bank of America
MA-515-11-05
One Financial Center
Boston, MA 02111


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                           Wanger International Small Cap 2005 Semiannual Report
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                           Wanger International Small Cap 2005 Semiannual Report
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[Graphic: squirrel]

WANGER ADVISORS TRUST


TRUSTEES
Patricia H. Werhane, Chairperson
Jerome L. Duffy
Fred D. Hasselbring
Kathryn A. Krueger, M.D.
Ralph Wanger

OFFICERS
Ben Andrews
Vice President

J. Kevin Connaughton
Assistant Treasurer

Michael G. Clarke
Assistant Treasurer

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President, Secretary
and Treasurer

Charles P. McQuaid
President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

Vincent P. Pietropaolo
Assistant Secretary

Robert P. Scales
Chief Compliance Officer, Senior Vice President and General Counsel


TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Management
Distributors, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISER
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
www.wanger.com
1-888-4-WANGER
(1-888-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois



This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.wanger.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

WANGER ADVISORS TRUST


                                                       SHC-44/88226-0705 05/7139

                                                                   WANGER SELECT
                                                          2005 Semiannual Report


[Graphic: squirrel]
WANGER ADVISORS FUNDS
--------------------------------------------------------------------------------
     managed by Columbia Wanger Asset Management, L.P.

[Graphic: squirrel]

         WANGER SELECT
         2005 SEMIANNUAL REPORT


         TABLE OF CONTENTS

    1    Understanding Your Expenses
    2    Discipline and Creativity
    4    Performance Review
    6    Statement of Investments
    9    Statement of Assets and Liabilities
    9    Statement of Operations
   10    Statements of Changes in Net Assets
   11    Financial Highlights
   12    Notes to Financial Statements
   15    Management Fee Evaluation of the Senior Officer

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $23.5 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER SELECT, WANGER INTERNATIONAL SELECT AND THE COLUMBIA ACORN FAMILY OF FUNDS.

    COLUMBIA MANAGEMENT IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF
BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT ENTITIES FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS. COLUMBIA WAM IS AN SEC-REGISTERED INVESTMENT ADVISER AND WHOLLY OWNED SUBSIDIARY OF BANK OF AMERICA, N.A. COLUMBIA WANGER IS PART OF COLUMBIA MANAGEMENT.

    FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-888-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARES OF THE WANGER ADVISORS FUNDS.

    THE DISCUSSION IN THE REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------


UNDERSTANDING YOUR EXPENSES

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES
To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and then applies each Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the reporting period. See the "Compare with other funds" information for details on using the hypothetical data.

ESTIMATING YOUR ACTUAL EXPENSES
To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

     1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

     2. In the section of the table below titled "Expenses paid during the period," locate the amount for your fund. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

January 1, 2005 - June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                            Account value at the          Account value at the          Expenses paid during      Fund's annualized
                        beginning of the period ($)       end of the period ($)            the period ($)         expense ratio (%)*
------------------------------------------------------------------------------------------------------------------------------------
                           Actual     Hypothetical       Actual     Hypothetical       Actual     Hypothetical
------------------------------------------------------------------------------------------------------------------------------------
Wanger Select            1,000.00         1,000.00       991.82         1,020.13         4.64             4.71            0.94
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

* For the six months ended 6/30/05.

COMPARE WITH OTHER FUNDS
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

[Graphic: squirrel]
DISCIPLINE AND CREATIVITY

Photo of: RALPH WANGER

RALPH WANGER
Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

A popular new book by Tom Friedman, "The World Is Flat: A Brief History of the Twenty-First Century," recounts how developing countries such as India and China are using modern technology to compete with the United States in both manufacturing and services. He contrasts the success of China and India to the failure of the Arab states to participate in the modern world. He deplores the influence of Yamani, the former Saudi oil minister, who used oil as an economic weapon, and Osama Bin Laden who uses terror as a political weapon. Friedman compares the stagnant current state of Arab culture with its peak in the 12th century. "What makes Yamanism and Bin Ladenism unfortunate as strategies for the Arabic world is that they ignore the examples within the Arab culture and civilization - when it was at its height - of discipline, hard work, knowledge, achievement, scientific inquiry, and pluralism."1

The popular Susan Hockfield was just installed as president of MIT. In her inaugural speech she invoked her list of virtues. She said, "The value of engineering - the rigor; the unflappable curiosity; the discipline and creativity; the appetite for good, old fashioned hard work; the passionate, enthusiastic, can do, hands-on, fix-it-now attitude - these values are and always will be the values of MIT."

The rules for success in the world don't seem to have changed very much. Twelfth century Cordoba and 21st century Cambridge are completely different in almost every way, but the characteristics that make you successful have not changed. Any financial analyst or serious investor should apply the engineer's characteristics of discipline, hard work, knowledge and enthusiasm to investing.

President Hockfield's linking of discipline and creativity is interesting. It's widely believed that we should diversify and balance our investments. We balance stocks vs. bonds, growth stocks vs. value stocks, big-cap vs. small-cap stocks, and U.S. stocks vs. international, but it is unusual to think of the balance between discipline and creativity; yet this balance is what I believe brings good investment results. Discipline without creativity is sterile - you tend to get an index fund. Index funds run by computer algorithm are boring and backward looking - although they have a significant place in investment portfolios. Creativity without discipline tends to result in wild speculation and money-losing results. We all remember the dot.com's in 1999 when the market was dominated by speculators who ignored valuation in favor of science-fiction fantasies. The resulting bubble was a seductive, narcotic experience for a year or two but of course ended very badly. We believe the Wanger Funds have been successful because our analysts have been able to maintain a balance between discipline and creativity.

WE ARE NOT MANUFACTURERS

Organizations that are in the business of marketing mutual funds often prefer discipline and are made nervous by creativity. For instance, Raymond "Chip" Mason, chairman of Legg Mason, a major force in the mutual fund business, said recently, "For two years we've been looking to cross the line and become pure asset management. All the regulators have been pointing toward the need to separate the manufacturing and distribution businesses."2

I have been in corporate meetings in which mutual fund portfolio management was called "manufacturing" but this is a strange and inapt metaphor. Manufacturers make products. Mutual funds are not a product. Cap'n Crunch cereal is a product. When you go to the store to buy a new box of Cap'n Crunch you expect the taste and nutrition performance to be exactly like the last box. Manufacturing cereal is very disciplined resulting in high quality and high reliability, so that every box is identical. Since you are a mutual fund shareholder you know that a mutual fund could be a lot better or a lot worse than you expected when you bought it. Investing involves forecasting the future, but forecasting is an uncertain and sloppy process. While discipline is important, you need a lot of creativity as well.

Predicting the future does not require a fortune teller with a crystal ball. It is more like watching a skilled athlete. When you go to a baseball game and a batter hits a fly ball to left field, the fielder will see the ball heading his direction and, by experience, run to where the ball is going to land and make what looks like a routine catch. The fielder has to predict the flight of the ball, which for a physicist would require solving a complicated equation, but the player shows that it is not an impossible task. Like the outfielder, we have figured out where trends are likely going to land with reasonable success. As in baseball, the ball can elude the fielder and the batter ends up on second base. Sometimes our analysts miss the ball too, but for the full season we tend to catch more balls than we miss.

TWO WHEELS GOOD, FOUR WHEELS BAD

Other teams haven't done so well. Forty years ago, major U.S. car makers were among the largest companies in the world and were highly profitable. Since then, the U.S. automotive industry has fallen into a long slump. Their corporate bonds have been downgraded in quality, which is a definite sign of financial problems. I believe that these companies were complacent and arrogant, so the German and Japanese car makers beat them up.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------


A long time ago, perhaps 1966, I attended a meeting of the Chicago Science Analysts with the General Time Corporation. The company's main business was making name-brand clocks like Seth Thomas and Big Ben. It also made automobile clocks. The clocks were sold as accessories with the car. They were mechanical clocks because electronic clocks hadn't yet been invented. They worked for about three months and then broke. The U.S. automotive giant that bought the clocks from General Time paid $3.25 per clock and resold it to the customer for $21. I asked the president of General Time why his clocks didn't work better. I knew this was an impertinent question but I wanted to see how he would react. I expected him to take a defensive position retorting that the clocks were fine but weren't being used correctly. To my surprise he admitted that the clocks were lousy and he explained why.

General Time couldn't make a good clock for $3.25. The clock needed an additional component that would have made it a sturdy, reliable device, but this improvement would have raised the selling price to $3.75. Its customer, the automobile manufacturer, was adamant about sticking to the lower price. Even to an inexperienced analyst, as I was in 1966, I did not see how the automaker could prosper if it was not delivering a high-quality car. Such a successful company could have paid $3.75 for a clock and sold it for a decent profit even if it kept the price at $21. While this would have been a less enormous markup, the car likely would have been a better vehicle. If the automaker was willing to sell a crummy clock, then I thought that customers would perceive that it was cutting corners on all the other components of the vehicle too. Bad clock, bad car. This willingness to forego quality for price made room for the imports.

Why am I bringing up an anecdote from 40 years ago? I think there are some useful lessons here for financial analysts and investors. First, in a management meeting it is okay to ask tough questions. You get more meaningful answers that way. Second, you can find out a lot about a company by talking to its suppliers or customers. Company spokesmen will only give you their own corporate press release. Third, a long-term trend will take a long time to develop but it is enormously important.

At the time of my 1966 meeting, U.S. automakers were riding high because foreign car imports were not yet a problem. In 1960, Japan exported only 39,000 vehicles. By 1970, the Japanese were starting to exploit the lower quality of U.S. cars and exported 1.1 million cars. In 1980, exports rose to 6 million and the Japanese were producing more vehicles than U.S. manufacturers. U.S. automotive companies had to react to the loss of market share from high-quality imports. However, once there is a loss of market share, it is not usually readily reversible.

DAVID ALWAYS BEATS GOLIATH

There are several lessons we can learn from the decline of Arab civilization and the problems of U.S. auto companies: (1) To operate a successful business, the world is too competitive to be complacent. Like baseball players, companies have to fight to keep their position on the team. Great U.S. businesses must constantly compete in the world market and it is darn tough. (2) Big companies are often just big targets. Small companies are hungry to succeed and are constantly focused on improving with the hope of taking some of the flabby giant's customers. (3) History provides a useful context. Discipline, creativity, hard work, knowledge, achievement, and a can-do, hands-on, fix-it-now attitude worked in the past and will work now. (4) We believe small-cap investing works if you can identify the hungry, small companies whose employees embrace our list of exemplary values. The core investment strategy of the Wanger Advisors Funds has always been to try to find small- and mid-cap companies that are on the way up. We don't want to own once-great companies that are now on their way down. This is partly a matter of personal taste, because we find following big, sick companies to be depressing. Even though there are occasional turnarounds in these big companies, it seems to us that is not the way to bet.

SO LONG AND BEST REGARDS!

This is my final "Squirrel Chatter." I am retiring from Columbia Wanger Asset Management as of September 30. While I considered writing a few more essays, current regulatory rules are not conducive to the free-ranging thought that was characteristic of these essays. I have great confidence in Chuck McQuaid and his team of analysts and portfolio managers to keep the performance of the Funds at a competitive level. Thank you, fellow shareholders, for your support over 35 years. I regard myself as truly fortunate to have been able to build a career in this exciting industry. I am especially proud that we have enabled thousands of our shareholders to pursue their economic goals by investing in our funds.

COLUMBIA WAM NEWS

We are pleased to announce that Ashish Kohli has joined our domestic analyst team to follow health care. Jason Selch, who followed energy, departed in May. We are searching for his replacement and continue to talk to some promising candidates. Your Wanger Advisors Trust investment team includes 20 investment analysts and portfolio managers.

---------------
1 Friedman, Thomas, The World Is Flat: A Brief History of the Twenty-first Century, Farrar, Straus and Giroux, 2005. Page 405.

2 Raymond "Chip" Mason, chairman of Legg Mason, The Wall Street Journal, June 27, 2005, page C1.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

[graphic: squirrel]
PERFORMANCE REVIEW WANGER SELECT

Photo of: Ben Andrews


BEN ANDREWS
Portfolio Manager

Wanger Select year-to-date was down 0.82% versus the S&P MidCap 400 Index's gain of 3.85% and it was even with the S&P 500 Index's loss of 0.81%. During the second quarter, the Fund made up some ground from its weak first quarter. The Fund was up 4.90% in the second quarter beating the S&P 400's gain of 4.26% and the S&P 500's return of 1.37%. Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

One of the Fund's winners year-to-date was Mine Safety Appliances (MSA), up 27% as strong demand for combat helmets from the U.S. army drove higher than expected earnings. The stock was added in the second quarter. MSA manufactures products designed to protect the safety and health of workers worldwide.

On the down side Harley-Davidson lost 18% in the first half of 2005. Harley cut production and its earnings forecast and sales slowed for its heavy-weight bikes. We believe this hiccup will be overcome in the next several quarters. In addition to MSA, there were five new companies added to the portfolio during the quarter (Conseco, Nuveen Investments, Spartech, Tribune, and Worthington) while three were sold (McAfee, Moodys, and Synopsys). We also lost a fourth company when Liberty Media International purchased United Global Communications. The combined company is now called Liberty Global and remains in the portfolio.

We continue to search for what we believe are the best risk/return investments for the Fund. As always, we appreciate your investment in Wanger Select.


Wanger Select is a non-diversified fund. The performance of each of its holdings will have a greater impact on the Fund's total return, and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies.

As of 6/30/05, the Fund's positions in the stocks mentioned were: Mine Safety Appliances, 1.5%; Harley-Davidson, 3.9%; Conseco, 2.9%; Nuveen Investments, 1.1%; Spartech, 0.2%; Tribune Company, 1.1%; Worthington Industries, 2.1%; McAfee, 0.0%; Moodys, 0.0%; Synopsys, 0.0%; Liberty Media International, 0.0%; United Global Communications, 0.0%; Liberty Global, 2.6%.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

VALUE OF $10,000 INVESTMENT IN
WANGER SELECT

TOTAL RETURN FOR EACH PERIOD,
FEBRUARY 1, 1999 (INCEPTION DATE) THROUGH JUNE 30, 2005

                           AVERAGE ANNUAL TOTAL RETURN
--------------------------------------------------------------------------------
                1 year            5 years               Life of fund
                 9.31%             10.64%                  13.81%

LINE CHART:

                       WANGER SELECT                     S&P MidCap 400
2/1/99                         10000                              10000
2/1/99                          9750                               9476
3/31/99                        10530                               9741
                               12150                              10510
                               12220                              10555
6/30/99                        12530                              11120
                               12510                              10884
                               11420                              10511
9/30/99                        11410                              10186
                               12250                              10705
                               12510                              11267
12/31/99                       13430                              11937
                               13090                              11601
                               13100                              12413
3/31/00                        13697                              13451
                               13049                              12982
                               12695                              12820
6/30/00                        13822                              13008
                               13404                              13214
                               14782                              14689
9/30/00                        15064                              14588
                               15127                              14094
                               13749                              13030
12/31/00                       14699                              14027
                               15231                              14339
                               14313                              13521
3/31/01                        13791                              12515
                               14762                              13896
                               15555                              14220
6/30/01                        15221                              14162
                               15054                              13951
                               14427                              13495
9/30/01                        13592                              11816
                               13895                              12339
                               15388                              13257
12/31/01                       16035                              13942
                               15764                              13869
                               15398                              13887
3/31/02                        15920                              14879
                               15043                              14810
                               15482                              14560
6/30/02                        15210                              13494
                               14302                              12187
                               14699                              12248
9/30/02                        13979                              11262
                               14814                              11750
                               15451                              12429
12/31/02                       14814                              11919
                               14709                              11570
                               14751                              11295
3/31/03                        15023                              11390
                               15889                              12217
                               16787                              13229
6/30/03                        17277                              13398
                               17998                              13873
                               18718                              14503
9/30/03                        18311                              14281
                               19084                              15360
                               18979                              15896
12/31/03                       19365                              16164
                               19908                              16514
                               20472                              16911
3/31/04                        20481                              16982
                               19906                              16425
                               20220                              16766
6/30/04                        20962                              17147
                               20000                              16347
                               19750                              16304
9/30/04                        20168                              16787
                               21035                              17056
                               22362                              18072
12/31/04                       23104                              18828
                               22278                              18348
                               21965                              18963
3/31/05                        21844                              18753
                               20987                              18024
                               21934                              19110
6/30/05                        22913                              19552


This graph compares the results of $10,000 invested in Wanger Select on February 1, 1999 (the date the Fund began operations) through June 30, 2005, to the S&P MidCap 400 Index, with dividends and capital gains reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Part of the performance shown is due to the Fund's purchase of securities in IPOs. The impact of IPO purchases declines as a Fund grows large. Wanger Select is a non-diversified fund that invests primarily in the stocks of medium- to larger-size U.S. companies. Each stock may represent a significant part of its overall portfolio. The performance of each of these larger holdings will have a greater impact on Wanger Select's total return and may make the Fund's returns more volatile than a more diversified fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

PERFORMANCE SHOWN HERE IS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. FOR MONTHLY PERFORMANCE UPDATES, PLEASE CONTACT US AT 1-888-4-WANGER.

--------------------------------------------------------------------------------
RESULTS TO JUNE 30, 2005
                                            Year
                         2nd quarter       to date        1 year
WANGER SELECT                4.90%          -0.82%         9.31%
S&P MidCap 400               4.26            3.85         14.03
S&P 500                      1.37           -0.81          6.32
Lipper Mid-Cap
  Growth Index               3.14           -0.92          7.31

NAV AS OF 6/30/05: $20.34

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER. The S&P MidCap 400 is a market value-weighted index of 400 U.S. stocks that are in the next tier down from the S&P 500.

The S&P 500 is a broad market-weighted average of blue-chip U.S. companies. The Lipper Mid-Cap Growth Index measures the performance of the 30 largest mid-cap growth funds tracked by Lipper. All indexes are unmanaged and include reinvested dividends. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
TOP 5 SECTORS
As a % of net assets, as of 6/30/05
Consumer Goods/Services                                     31.9%
Information                                                 26.0
Finance                                                     16.5
Industrial Goods/Services                                    7.8
Health Care                                                  6.7

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/05

1. ITT Educational Services                                  5.8%
Technology Oriented Postsecondary Degree Programs

2. Tellabs                                                   5.2%
Telecommunications Equipment

3. Safeway                                                   5.0%
Retail Food & Drug Stores

4. Abercrombie & Fitch                                       4.5%
Teen Apparel Retailer

5. Harley-Davidson                                           3.9%
Motorcycles & Related Merchandise

6. TCF Financial                                             3.8%
Great Lakes Bank

7. Lincare Holdings                                          3.8%
Home Health Care Services

8. Coach                                                     3.6%
Designer & Retailer of Branded Leather Accessories

9. American Tower                                            3.4%
Communication Towers in USA & Mexico

10. Pride International                                      3.2%
Offshore Drilling Contractor

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER SELECT
                              STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

--------------------------------------------------------------------------------
Number of                                                                  Value
Shares
          COMMON STOCKS - 93.0%

            CONSUMER GOODS/SERVICES - 31.9%
--------------------------------------------------------------------------------
            RETAIL - 12.2%
    190,000 Safeway                                                   $4,292,100
            Retail Food & Drug Stores

     57,000 Abercrombie & Fitch                                        3,915,900
            Teen Apparel Retailer

     51,000 CostCo                                                     2,285,820
            Warehouse Superstores
--------------------------------------------------------------------------------
                                                                      10,493,820

--------------------------------------------------------------------------------
            CONSUMER SERVICES - 8.7%
     94,000 ITT Educational Services (b)                               5,021,480
            Technology Oriented Post Secondary Degree Programs

     47,600 Weight Watchers (b)                                        2,456,636
            Weight Loss Program
--------------------------------------------------------------------------------
                                                                       7,478,116

--------------------------------------------------------------------------------
            LEISURE VEHICLES - 3.8%
     67,000 Harley-Davidson                                            3,323,200
            Motorcycles & Related Merchandise

--------------------------------------------------------------------------------
            APPAREL - 3.6%
     92,000 Coach (b)                                                  3,088,440
            Designer & Retailer of Branded Leather Accessories

--------------------------------------------------------------------------------
            ENTERTAINMENT - 2.5%
     38,000 International Speedway Motors                              2,137,880
            Largest Motorsport Racetrack Owner & Operator

--------------------------------------------------------------------------------
            FURNITURE/TEXTILES - 1.1%
     31,700 Herman Miller                                                977,628
            Office Furniture
--------------------------------------------------------------------------------
            CONSUMER GOODS/SERVICES - TOTAL                           27,499,084

            INFORMATION - 26.0%
--------------------------------------------------------------------------------
            TELECOMMUNICATIONS EQUIPMENT - 5.2%
    510,000 Tellabs (b)                                                4,437,000
            Telecommunications Equipment

--------------------------------------------------------------------------------
            BUSINESS/CONSUMER SOFTWARE - 3.9%
    291,000 Novell (b)                                                 1,804,200
            Directory, Operating System & Identity
            Management Software

    137,000 Aspect Communications (b)                                  1,538,510
            Call Center Software
--------------------------------------------------------------------------------
                                                                       3,342,710



--------------------------------------------------------------------------------
Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
            INTERNET - 3.7%
    600,000 Skillsoft Publishing (b)                                  $2,070,000
            Provider of Web-Based Learning Solutions
            (E-Learning)

     47,000 IAC/Interactive Corp (b)                                   1,130,350
            Dominate Internet Middleman
--------------------------------------------------------------------------------
                                                                       3,200,350

--------------------------------------------------------------------------------
            MOBILE COMMUNICATIONS - 3.4%
    140,000 American Tower (b)                                         2,942,800
            Communication Towers in USA & Mexico

--------------------------------------------------------------------------------
            TELEVISION PROGRAMMING/CATV - 2.6%
     48,102 Liberty Global (formerly known
            as Liberty Media International) (b)                        2,244,920
            CATV Holding Company

--------------------------------------------------------------------------------
            ELECTRONICS DISTRIBUTION - 1.9%
     29,000 CDW                                                        1,655,610
            Technology Reseller

--------------------------------------------------------------------------------
            INSTRUMENTATION - 1.9%
     70,000 Tektronix                                                  1,628,900
            Analytical Instruments

--------------------------------------------------------------------------------
            BUSINESS INFORMATION/ADVERTISING - 1.6%
     35,000 Fair Isaac                                                 1,277,500
            Credit Scoring & Decision Analytic Software

      5,400 FTI Consulting (b)                                           112,860
            Financial Consulting Firm
--------------------------------------------------------------------------------
                                                                       1,390,360

--------------------------------------------------------------------------------
            PUBLISHING - 1.2%
     28,000 Tribune Company                                              985,040
            Newspapers & TV Stations

--------------------------------------------------------------------------------
            COMPUTER SERVICES - 0.6%
    152,000 AnswerThink Consulting (b)                                   539,600
            IT Integration & Best Practice Research
--------------------------------------------------------------------------------
            INFORMATION - TOTAL                                       22,367,290
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER SELECT                 STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005
--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


            FINANCE - 16.5%
--------------------------------------------------------------------------------
            BANKS - 6.1%
    128,000 TCF Financial                                             $3,312,640
            Great Lakes Bank

     57,000 Associated Banc-Corp                                       1,918,620
            Midwest Bank
--------------------------------------------------------------------------------
                                                                       5,231,260

--------------------------------------------------------------------------------
            INSURANCE - 5.7%
    114,900 Conseco (b)                                                2,507,118
            Individual Life Insurance & Annuity Products

      7,100 Markel (b)                                                 2,406,900
            Specialty Insurance
--------------------------------------------------------------------------------
                                                                       4,914,018

--------------------------------------------------------------------------------
            MONEY MANAGEMENT - 4.7%
     48,100 SEI Investments                                            1,796,535
            Mutual Fund Administration & Investment
            Management

     89,000 Janus Capital                                              1,338,560
            Manages Mutual Funds

     25,000 Nuveen Investments                                           940,500
            Specialty Mutual Funds
--------------------------------------------------------------------------------
                                                                       4,075,595

--------------------------------------------------------------------------------
            FINANCE - TOTAL                                           14,220,873

            INDUSTRIAL GOODS/SERVICES - 7.8%
--------------------------------------------------------------------------------
            LOGISTICS - 2.5%
     43,000 Expeditors International of Washington                     2,141,830
            International Freight Forwarder

--------------------------------------------------------------------------------
            STEEL - 2.2%
    117,000 Worthington Industries                                     1,848,600
            Steel Processing

--------------------------------------------------------------------------------
            INDUSTRIAL GOODS - 1.5%
     28,400 Mine Safety Appliances                                     1,312,080
            Safety Equipment

--------------------------------------------------------------------------------
            OUTSOURCING SERVICES & TRAINING - 1.4%
    135,000 Quanta Services (b)                                        1,188,000
            Electrical & Telecom Construction Services



--------------------------------------------------------------------------------
Number of Shares                                                           Value
or Principal Amount



--------------------------------------------------------------------------------
            SPECIALTY CHEMICALS & INDUSTRIAL MATERIALS - 0.2%
     11,100 Spartech                                                    $197,580
            Plastics Distribution & Compounding
--------------------------------------------------------------------------------
            INDUSTRIAL GOODS/SERVICES - TOTAL                          6,688,090

            HEALTH CARE - 6.7%
--------------------------------------------------------------------------------
            SERVICES - 6.7%
     80,000 Lincare Holdings                                           3,267,200
            Home Health Care Services

     35,640 Coventry Health Care (b)                                   2,521,530
            PPO Network
--------------------------------------------------------------------------------
                                                                       5,788,730

--------------------------------------------------------------------------------
            HEALTH CARE - TOTAL                                        5,788,730

            ENERGY & MINERALS - 4.1%
--------------------------------------------------------------------------------
            OIL SERVICES - 4.1%
    107,000 Pride International (b)                                    2,749,900
            Offshore Drilling Contractor

     24,000 FMC Technologies (b)                                         767,280
            Oil & Gas Well Head Manufacturer
--------------------------------------------------------------------------------
                                                                       3,517,180

--------------------------------------------------------------------------------
            ENERGY & MINERALS - TOTAL                                  3,517,180

TOTAL COMMON STOCKS - 93.0%                                           80,081,247
--------------------------------------------------------------------------------
(COST $65,134,167)

SHORT-TERM OBLIGATIONS - 6.3%
--------------------------------------------------------------------------------
$5,404,000  Repurchase Agreement with
            State Street Bank & Trust dated
            6/30/05, due 7/1/05 at 3.00%
            collateralized by Federal Home
            Loan Mortgage Association
            Notes, maturing 9/15/09, market
            value $5,516,000
            (repurchase proceeds: $5,404,450)                          5,404,000
--------------------------------------------------------------------------------
(AMORTIZED COST $5,404,000)                                            5,404,000

TOTAL INVESTMENTS (COST $70,538,167) - 99.3% (A)                      85,485,247
--------------------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.7%                            630,457
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100%                                              $86,115,704
--------------------------------------------------------------------------------

See accompanying notes to financial statements.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------
WANGER SELECT                 STATEMENT OF INVESTMENTS (Unaudited) JUNE 30, 2005

NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2005, cost for federal income tax purposes is $70,538,167. The net unrealized appreciation was $14,947,080 consisting of gross unrealized appreciation of $17,549,993 and gross unrealized depreciation of $2,602,913.

(b)  Non-income producing security.

     At June 30, 2005, the Fund held investments in the following sectors:

                                                          % OF
    SECTOR                                             NET ASSETS
-----------------------------------------------------------------
    Consumer Goods/Services                                 31.9%
    Information                                             26.0
    Finance                                                 16.5
    Industrial Goods/Services                                7.8
    Health Care                                              6.7
    Energy & Minerals                                        4.1
    Short-Term Obligations                                   6.3
    Cash and Other Assets Less Liabilities                   0.7
                                                         --------
                                                           100.0%
                                                         --------

See accompanying notes to financial statements.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)




----------------------------------------------------------------
ASSETS
Investments, at cost                                 $70,538,167
----------------------------------------------------------------
Investments, at value                                $85,485,247
Cash                                                          23
Receivable for:
   Investments sold                                      829,242
   Fund shares sold                                      246,914
   Dividends and interest                                 16,009
----------------------------------------------------------------
   Total Assets                                       86,577,435

LIABILITIES
Payable for:
   Investments purchased                                 174,350
   Fund shares repurchased                               188,181
   Investment advisory fees                               57,691
   Transfer agent fees                                       421
   Trustees' fees                                            874
   Custody fees                                              125
   Reports to shareholders                                25,580
Other liabilities                                         14,509
----------------------------------------------------------------
   Total Liabilities                                     461,731
----------------------------------------------------------------
Net Assets                                           $86,115,704
================================================================
COMPOSITION OF NET ASSETS
Paid-in capital                                      $68,996,532
Accumulated net investment loss                          (90,761)
Accumulated net realized gain                          2,262,853
Net unrealized appreciation on investments            14,947,080
----------------------------------------------------------------
Net Assets                                           $86,115,704
================================================================
Fund shares outstanding                                4,233,140
================================================================
Net asset value, offering price and
   redemption price per share                             $20.34
================================================================




STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)



----------------------------------------------------------------
INVESTMENT INCOME:
Dividends                                               $212,416
Interest Income                                           66,767
----------------------------------------------------------------
   Total Investment Income                               279,183

EXPENSES:
Investment advisory fees                                 344,898
Transfer agent fees                                          498
Trustees' fees                                             4,545
Custody fees                                               3,614
Compliance fees                                            1,487
Non-recurring costs (See Note 8)                             665
Other expenses                                            30,173
----------------------------------------------------------------
   Total expenses                                        385,880
Fees waived by Investment Adviser (See Note 4)           (14,597)
Non-recurring costs reimbursed (See Note 8)                 (665)
Less custody fees paid indirectly                           (674)
----------------------------------------------------------------
   Net Expenses                                          369,944
----------------------------------------------------------------
Net Investment Loss                                      (90,761)
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON PORTFOLIO POSITIONS:
     Net realized gain on investments                  2,381,373
     Net change in unrealized appreciation
       (depreciation) on investments                  (2,738,565)
----------------------------------------------------------------
     Net Loss                                           (357,192)
----------------------------------------------------------------
Net Decrease in Net Assets from Operations             $(447,953)
================================================================



See accompanying notes to financial statements.

                                            Wanger Select 2005 Semiannual Report
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  (Unaudited)
                                                                             Six Months ended                Year ended
INCREASE (DECREASE) IN NET ASSETS                                               June 30, 2005         December 31, 2004
-----------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment loss                                                            $   (90,761)               $ (311,671)
   Net realized gain on investments                                                 2,381,373                 5,987,773
   Net change in unrealized appreciation (depreciation)
     on investments                                                                (2,738,565)                6,113,815
-----------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets from operations                             (447,953)               11,789,917

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized gains                                                              (5,786,576)                  (56,308)
-----------------------------------------------------------------------------------------------------------------------
   Total distributions declared to shareholders                                    (5,786,576)                  (56,308)
SHARE TRANSACTIONS:
   Subscriptions                                                                   11,897,304                29,505,736
   Distributions reinvested                                                         5,786,576                    56,308
   Redemptions                                                                     (7,798,656)              (10,942,589)
-----------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                                             9,885,224                18,619,455
-----------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                                     3,650,695                30,353,064

NET ASSETS:
   Beginning of period                                                             82,465,009                52,111,945
-----------------------------------------------------------------------------------------------------------------------
   End of period                                                                  $86,115,704               $82,465,009
-----------------------------------------------------------------------------------------------------------------------
ACCUMULATED NET INVESTMENT LOSS                                                   $   (90,761)              $        --
=======================================================================================================================


See accompanying notes to financial statements.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                  (Unaudited)
                                                  Six Months
Selected data for a share outstanding                  Ended                       Year Ended December 31,
   throughout each period                      June 30, 2005           2004         2003          2002         2001          2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $22.11         $18.55       $14.19        $15.36       $14.08        $13.43
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss (a)                                (0.02)         (0.10)       (0.11)        (0.09)       (0.05)        (0.03)
Net realized and unrealized gain
   (loss) on investments                               (0.22)          3.68         4.47         (1.08)        1.33          1.23
------------------------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                    (0.24)          3.58         4.36         (1.17)        1.28          1.20
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net realized capital gains                        (1.53)         (0.02)          --            --           --         (0.55)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders        (1.53)         (0.02)          --            --           --         (0.55)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $20.34         $22.11       $18.55        $14.19       $15.36        $14.08
====================================================================================================================================
Total Return (b)                                      (0.82)%(c)(d)  19.31%       30.73%       (7.62)%        9.09%         9.45%(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses                                               0.94%(e)(g)    1.10%(e)     1.15%(e)      1.18%(e)     1.33%(e)      1.39%(f)
Net investment loss                                  (0.23)%(e)(g)  (0.49)%(e)   (0.65)%(e)    (0.62)%(e)   (0.34)%(e)    (0.24)%(f)
Waiver/Reimbursement                                   0.04%(g)          --           --            --           --         0.21%
Portfolio turnover rate                                  22%(c)         36%          21%           45%          76%           86%
Net assets, end of period (000's)                    $86,116        $82,465      $52,112       $26,124      $21,429       $12,129

--------------------------------------------------------------------------------

(a) Net investment loss per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f) In accordance with a requirement of the U.S. Securities and Exchange Commission, this ratio reflects total expenses prior to the reduction of custody fees for cash balances the Fund maintains with the custodian ("custody fees paid indirectly"). The ratios of expenses to average daily net assets and net investment income to average daily net assets net of custody fees paid indirectly would have been 1.35% and (0.20%), respectively, for the year ended December 31, 2000.

(g)  Annualized.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. NATURE OF OPERATIONS

Wanger Select (known prior to May 1, 2004 as Wanger Twenty) (the "Fund"), is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase price including interest. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on an accrual basis and includes amortization of discounts on short-term debt obligations and on long-term debt obligations when required for federal income tax purposes. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
Actual results may differ from those estimated.

FUND SHARE VALUATION
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange ("the Exchange") on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES/CREDITS
Custody fees are reduced based on the Fund's cash balances maintained with the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such agreement. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES
The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all their taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

3.       FEDERAL TAX INFORMATION
The tax character of distributions paid during the year ended December 31, 2004 was as follows:

                              DECEMBER 31, 2004
                              -----------------
Distributions paid from:
  Ordinary Income*                  $    --
  Long-Term Capital Gain             56,308

*For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes, was:

                                                         NET
        UNREALIZED            UNREALIZED             UNREALIZED
       APPRECIATION          DEPRECIATION           APPRECIATION
      --------------        --------------         --------------
        $17,549,993          $(2,602,913)            $14,947,080

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------


NOTES TO FINANCIAL STATEMENTS (Unaudited)

4. TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P., ("Columbia WAM") an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to each Fund and is responsible for the overall management of each Fund's business affairs.
   Effective March 8, 2005, under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rate of 0.85% of average daily net assets.
   Prior to March 8, 2005, under the Fund's investment management agreement, fees were accrued daily and paid monthly to Columbia WAM at the annual rate of 0.95% of average daily net assets.
   In accordance with the terms of the NYAG Settlement (as defined and discussed further under Note 8 to these financial statements--"Legal Proceedings"), Columbia WAM waived a portion of the fees payable under the Fund's investment management agreement so that those fees were retained at the annual rate of 0.85% of average daily net assets. The fee waiver was effective from January 1, 2005 through March 8, 2005, but applied as if it had gone into effect on December 1, 2004.
   The investment advisory agreement also provides that Columbia WAM will reimburse the Fund to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual percentage of 1.35% of average daily net assets. There was no reimbursement for the six months ended June 30, 2005.
   Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. For the six months ended June 30, 2005, the Fund paid $4,545 to trustees not affiliated with Columbia WAM. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. These expenses are disclosed separately on the Statement of Operations.
   Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, serves as the principal underwriter of the Trust and receives no compensation for its services.
   Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $21.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.
   During the six months ended June 30, 2005, the Fund engaged in purchase and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were $0 and $72,621, respectively.

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at rate per annual equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. No amounts were borrowed under this facility for the six months ended June 30, 2005.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                  Six months ended            Year ended
                                     June 30, 2005     December 31, 2004
--------------------------------------------------------------------------------
Shares sold                                592,630             1,465,607
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions               294,782                 2,911
--------------------------------------------------------------------------------
Less shares redeemed                       383,985               547,475
--------------------------------------------------------------------------------
Net increase in shares outstanding         503,427               921,043

7. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2005 were $22,783,181 and $16,661,857.

8. LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the Columbia Funds, and CFDI (collectively with Columbia Management, "Columbia") the distributor of the shares of the Columbia Funds, the Columbia Acorn Funds and the Wanger Advisors Trust Funds (collectively, "the Columbia Family of Funds"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. Columbia WAM, the advisor to the Columbia Acorn Funds and the Wanger Advisors Trust Funds, was not a respondent in either proceeding nor were any of its officers or directors.
   On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle. Although none of the Wanger Advisors Trust Funds is a party to the Settlement orders, under the terms of the Settlements and in order for Columbia Management to continue to provide administrative services to the Wanger Advisors Funds, the Board of Trustees of the Wanger Advisors Trust Funds agreed to conform to certain governance requirements, including the election of an independent board chair.
   Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management, LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions based on net assets as of March 15, 2004.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


   Pursuant to the procedures set forth in the SEC order, settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the independent trustees of the funds. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated by Columbia WAM and/or its affiliates at a later date.
   Columbia WAM, Columbia Acorn Trust, another mutual fund family advised by Columbia WAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints which have been consolidated in a Multi-District Action in the federal district court for the District of Massachusetts. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.
   Columbia WAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit filed in the federal district court of Massachusetts alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over other mutual funds to investors. The complaint alleges Columbia WAM and the Trustees of the Trust breached certain common laws duties and federal laws.
   The Columbia Acorn Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Funds' net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court. However, plaintiffs are in the process of appealing that decision.
   On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Acorn Trust and Columbia WAM. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Columbia Acorn Trust funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit Proof of Claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. The complaint seeks compensatory and punitive damages, and the disgorgement of all fees paid to Columbia WAM and affiliated advisers. The trustees of Columbia Acorn Trust and Columbia WAM have been dismissed as defendants in this lawsuit.
   On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and Columbia WAM seeking to rescind the Contingent Deferred Sales Charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been removed to the federal district court of Massachusetts.
   The Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously.
   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.
   In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or BOA (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.
   For the six months ended June 30, 2005, CMG has assumed $665 in consulting services and legal fees incurred by the Fund in connection with these matters.

9. SUBSEQUENT EVENT

Effective August 22, 2005, the Fund's distributor will be Columbia Management Distributors, Inc. and the Fund's transfer agent will be Columbia Management Services, Inc.

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------


                                [EXCERPTS FROM:]




                              Wanger Advisors Trust


                 Management Fee Evaluation of the Senior Officer

              Prepared Pursuant to the New York Attorney General's
                           Assurance of Discontinuance













                                    July 2005

                                            Wanger Select 2005 Semiannual Report
--------------------------------------------------------------------------------


                                  Introduction

The New York Attorney General's Assurance of Discontinuance ("Order") entered into by Columbia Management Advisors, Inc. ("CMAI") and Columbia Funds Distributor, Inc., ("CFDI" and collectively with "CMAI," "CMG") in February 2005, allows CMAI to manage or advise a mutual fund, including the Wanger Advisors Trust's family of funds (the "WAT Funds" or "WAT" or "Trust"), only if the trustees of the WAT Funds appoint a "Senior Officer" to perform specified duties and responsibilities. One of these responsibilities includes "managing the process by which proposed management fees (including but not limited to, advisory fees) to be charged the WAT Fund[s] are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance."

The Order also provides that the Board of Trustees of the WAT Funds ("Board") must determine the reasonableness of proposed "management fees" by using either an annual competitive bidding process supervised by the Senior Officer or Independent Fee Consultant, or by obtaining "an annual independent written evaluation prepared by or under the direction of the Senior Officer or the Independent Fee Consultant."

"Management fees" are only part of the costs and expenses paid by mutual fund shareholders. The expenses can vary depending upon the class of shares held but usually include: (1) investment management or advisory fees to compensate analysts and portfolio managers for stock research and portfolio management, as well as the cost of operating a trading desk; (2) administrative expenses incurred to prepare registration statements and tax returns, calculate the Funds' net asset values, maintain effective compliance procedures and perform recordkeeping services; (3) transfer agency costs for establishing accounts, accepting and disbursing funds, as well as overseeing trading in Fund shares;
(4) custodial expenses incurred to hold the securities purchased by the Funds; and (5) distribution expenses, including commissions paid to brokers that sell the Fund shares to investors.

Columbia Wanger Asset Management, L.P. ("CWAM"), the adviser to the WAT Funds, has proposed that the Trust enter into an agreement that "bundles" the first two categories listed above: advisory and administrative services. The fees paid under this agreement are referred to as "management fees." Other fund expenses are governed by separate agreements, in particular agreements with two CWAM affiliates: CFDI, the broker-dealer that underwrites and distributes the WAT Funds' shares, and Columbia Funds Services, Inc. ("CFSI"), the Funds' transfer agent. In conformity with the terms of the Order, this evaluation, therefore, addresses only the advisory and administrative contract between CWAM and the Trust, and does not extend to the other agreements.

According to the Order, the Senior Officer's evaluation must consider at least the following:

     (1) Management fees (including components thereof) charged to institutional and other clients of CWAM for like services;

     (2) Management fees (including any components thereof) charged by other mutual fund companies for like services;

     (3) Costs to CWAM and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;

     (4) Profit margins of CWAM and its affiliates from supplying such services;

     (5)  Possible economies of scale as the WAT Funds grow larger; and

     (6) The nature and quality of CWAM's services, including the performance of each WAT Fund.

On November 17, 2004, the Board appointed me Senior Officer under the Order. The Board also determined not to pursue a competitive bidding process and instead, charged me with the responsibility of evaluating the WAT Funds' proposed advisory and administrative fee contract with CWAM in conformity with the requirements of the Order. This Report is an annual evaluation required under the Order. In discharging their responsibilities, the independent Trustees have also consulted independent, outside counsel.

                                      * * *

This evaluation was performed in cooperation and regular communication with the Compliance/Contract Renewal Committee of the Board.

                            Process and Independence

The objectives of the Order are to ensure the independent evaluation of the advisory fees paid by the WAT Funds as well as to ensure that all relevant factors are considered. In my view, the contract renewal process has been conducted at arms-length and with independence in gathering, considering and evaluating relevant data. For example, the selection of fund peer groups is critical in assessing a fund's relative performance and cost. I have required Lipper and Morningstar, Inc. to prepare their reports without input or commentary from CWAM; the engagement letters with them reflect this requirement. As a result, the peer groups reflected in the Morningstar, Inc. and Lipper reports were determined independently. After submission of the reports, I asked CWAM to comment on them to avoid errors and to establish a clear record of CWAM's views on which funds, in its judgment, constitute an appropriate peer group.

Similarly, I discussed CWAM's profitability analysis with its management but also sought the independent views of Ernst &Young on the reasonableness of CWAM's cost allocation methodology and on the adequacy of the financial data it provided. The evaluation of CWAM's profitability was performed in the context of the limited industry data available.

My evaluation of the advisory contract was shaped by my experience as WAT's Chief Compliance Officer ("CCO"). As CCO, I report solely to the Board and have no reporting obligation to or employment relationship with CMG or its affiliates, except for administrative purposes. This too contributes to the independence of this evaluation. I have made several comments on compliance matters in evaluating the quality of service provided by CWAM and CMG.


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                                            Wanger Select 2005 Semiannual Report
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Finally, this Report, its supporting materials and the data contained in other materials submitted to the Compliance/Contract Renewal Committee of the Board, in my view, provide a thorough factual basis upon which the Board, in consultation with independent counsel as it deems appropriate, may conduct management fee negotiations that are in the best interests of the WAT Funds' shareholders.

                                      * * *

     VI. Conclusions

My review of the data and other material above leads to the following conclusions with respect to the factors identified in the Order.

     1. Performance. The WAT Funds generally have achieved outstanding performance and rank very favorably against their peers. The international funds have good recent performance records, but weaker long-term performance relative to the domestic WAT Funds. Recent management changes have been followed by improved performance. The domestic WAT Funds and International Select typically achieve their performance with less risk than their competitors; relative risks are greater for International Small Cap.

     2. Management Fees relative to Peers. The management fee rankings of the Funds are generally well below the respective medians and, hence, less favorable to shareholders than their peer group funds.

     3. Administrative Fees. The WAT Funds pay a bundled fee that combines advisory fees and administrative expense, so ranking these fees separately was not possible.

     4. Management Fees relative to Other Accounts. CWAM's focus is its mutual funds. It does not actively seek to manage separate or institutional accounts. The few institutional accounts it does manage vary in rate structures. Some pay advisory fees commensurate with or higher than the WAT Funds. In a few instances, however, sub-advised accounts pay lower management fees than do the WAT Funds.

     5. Costs to CWAM and its Affiliates. CWAM's costs do not appear excessive, and, in my view, it uses appropriate methodologies to allocate overhead costs. CWAM's affiliates do not appear to profit indirectly from CWAM's management agreement with the WAT Funds.

     6. Profit Margins. CWAM's firm-wide profit margins are at the upper end of the industry, though these comparisons are hampered by limited industry data. High profit margins are not unexpected for firms that manage large, successful funds and have provided outstanding investment performance for investors. Profit margins for the WAT Funds are lower than the margins for other accounts managed by CWAM because of payments made to intermediaries that offer the WAT Funds through variable annuity products. CMAI, the Funds' administrator, currently experiences losses rather than profits, in connection with its activities relating to the WAT Funds.

     7. Economies of Scale. Economies of scale do exist at CWAM and will expand, if the assets of the WAT Funds get larger. They are, however, only partially reflected in the management fee schedule for two of the four WAT Funds. If the Funds' assets continue to grow, under the Funds' current fee schedules, shareholders might not benefit in a manner generally commensurate with CWAM's increased profits

     8. Nature and quality of services. This category includes a variety of considerations that are difficult to quantify, yet can have a significant bearing on the performance of the WAT Funds. Several areas merit comment.

          a. Continuity of Management. It is critical that capable and experienced portfolio managers remain committed to the Funds and are able to hire and retain analysts to assist them. CWAM must have in place appropriate incentive plans that align its management's interests with those of investors. Further, CWAM must maintain the independence of its investment process. It should also be supported by effective information technology.

          b. Compliance. CWAM has an effective compliance program and a variety of related services that are valuable to shareholders, such as, systems to ensure best execution of portfolio transactions and the daily review of security prices to ensure accuracy of the WAT Funds' NAV.

          c. Administration Services. The WAT Funds benefit from a variety of administrative services that are performed by CWAM and CMAI, including preparation of registration statements, calculation of Fund NAV's, accounting services, shareholder services, and other functions

In my opinion, these conclusions, taken together, generally support the reasonableness of the proposed management agreement. In reaching this conclusion, I weighed heavily the outstanding performance of the WAT Funds relative to their peers. Performance is an investor's first concern. The expense incurred by shareholders to enjoy this performance is, however, high relative to competing funds, though expenses for the WAT Funds are (with one exception) comparable to the parallel Acorn Funds. Nonetheless, a more complete breakpoint schedule could address this issue as well as share with investors more fully the benefits of economies of scale.


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                                            Wanger Select 2005 Semiannual Report
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   VII.  Recommendations

The Trustees should consider the following proposals to address the issues identified in this Report. Some of these recommendations require the collection and evaluation of more data. This work cannot be accomplished effectively before the expiration of the existing advisory contract on July 31, 2005. Therefore, I recommend that the Trustees consider extending the existing contract pending consideration of these recommendations.

These recommendations do not purport to offer the only avenues to address the opinions and conclusions I have expressed in this Report. Economies of scale, for example, can be addressed in a variety of ways in a management contract. Sound business judgment will guide how any particular area is addressed with due consideration given to all the factors that must be weighed in reaching a management agreement that best serves the WAT Fund shareholders.

I believe the Trustees should consider the following:

     1. Restructure the management fee schedule beyond the current breakpoints to reflect more fully economies of scale. The Trustees might consider several ways to accomplish this objective, including instituting a two-tier fee structure that incorporates a complex- or CWAM-wide fee (including assets held in separate accounts) and a fund specific fee, with each containing breakpoints to reflect their separate economies of scale. Another approach is to consider uniform breakpoints for all WAT Funds, including breakpoints above and below current asset levels.

     2. Conduct further study to ensure that the costs paid to insurance company intermediaries are transparent. The Trustees could consider forming an ad hoc committee to gather and evaluate data regarding CWAM's payments to intermediaries and the services provided by those intermediaries. Such a committee might also seek the assistance of a consultant such as E&Y.

     3. Administrative Fees. Administrative and advisory fees could be unbundled to allow greater transparency and to permit distinct comparisons among peers. An administrative fee could also be formulated with a breakpoint schedule that shares the economies of scale available with shareholders.

     4. Condition contract renewal on submission of an employment agreements or a management incentive plan designed to ensure the continued employment of senior management, under terms that align management's incentives with the interests of the WAT Funds' shareholders. Any incentive plan should be designed to permit CWAM to attract and retain the highest caliber investment professionals and support them with effective and reliable information technology systems.

     5. Review with CWAM its anticipated capacity limitations and the degree to which increased staffing and effective incentives may address those issues.


Robert P. Scales
July 25, 2005

                                      * * *

     More complete copies of the Management Fee Evaluation of the Senior Officer of the Wanger Advisors Trust, edited to delete certain confidential or proprietary information, are available upon written request to:

R. Scott Henderson
Bank of America
MA-515-11-05
One Financial Center
Boston, MA 02111


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[Graphic: squirrel]
WANGER ADVISORS TRUST

TRUSTEES
Patricia H. Werhane, Chairperson
Jerome L. Duffy
Fred D. Hasselbring
Kathryn A. Krueger, M.D.
Ralph Wanger

OFFICERS
Ben Andrews
Vice President

J. Kevin Connaughton
Assistant Treasurer

Michael G. Clarke
Assistant Treasurer

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President, Secretary
and Treasurer

Charles P. McQuaid
President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

Vincent P. Pietropaolo
Assistant Secretary

Robert P. Scales
Chief Compliance Officer, Senior Vice President and General Counsel

TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Management
Distributors, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISER
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
www.wanger.com
1-888-4-WANGER
(1-888-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois


This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.wanger.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


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WANGER ADVISORS TRUST


                                                       SHC-44/88911-0705 05/7138

                                                     WANGER INTERNATIONAL SELECT
                                                          2005 Semiannual Report

[Graphic: Squirrel]
WANGER ADVISORS FUNDS
--------------------------------------------------------------------------------
     managed by Columbia Wanger Asset Management, L.P.

[Graphic: Squirrel]
         WANGER INTERNATIONAL SELECT
         2005 SEMIANNUAL REPORT

         TABLE OF CONTENTS

    1    Understanding Your Expenses
    2    Discipline and Creativity
    4    Performance Review
    6    Statement of Investments
    9    Statement of Assets and Liabilities
    9    Statement of Operations
   10    Statements of Changes in Net Assets
   11    Financial Highlights
   12    Notes to Financial Statements
   15    Management Fee Evaluation of the Senior Officer

COLUMBIA WANGER ASSET MANAGEMENT, L.P. ("COLUMBIA WAM") IS ONE OF THE LEADING GLOBAL SMALL-CAP EQUITY MANAGERS IN THE U.S. WITH MORE THAN 30 YEARS OF SMALL-CAP INVESTMENT EXPERIENCE. COLUMBIA WAM MANAGES MORE THAN $23.5 BILLION IN EQUITIES AND IS THE INVESTMENT ADVISER TO WANGER U.S. SMALLER COMPANIES, WANGER INTERNATIONAL SMALL CAP, WANGER SELECT, WANGER INTERNATIONAL SELECT AND THE COLUMBIA ACORN FAMILY OF FUNDS.

    COLUMBIA MANAGEMENT IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. COLUMBIA MANAGEMENT ENTITIES FURNISH INVESTMENT MANAGEMENT SERVICES AND ADVISE INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS. COLUMBIA WAM IS AN SEC-REGISTERED INVESTMENT ADVISER AND WHOLLY OWNED SUBSIDIARY OF BANK OF AMERICA, N.A. COLUMBIA WANGER IS PART OF COLUMBIA MANAGEMENT.

    FOR MORE COMPLETE INFORMATION ABOUT OUR FUNDS, INCLUDING THE COLUMBIA ACORN FUNDS, OUR FEES, RISKS ASSOCIATED WITH INVESTING, OR EXPENSES, CALL 1-888-4-WANGER FOR A PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY. THIS REPORT IS NOT AN OFFER OF THE SHARE OF THE WANGER ADVISORS FUNDS.

    THE DISCUSSION IN THE REPORT OF PORTFOLIO COMPANIES IS FOR ILLUSTRATION ONLY AND IS NOT A RECOMMENDATION OF INDIVIDUAL STOCKS. THE INFORMATION IS BELIEVED TO BE ACCURATE, BUT THE INFORMATION AND THE VIEWS OF THE PORTFOLIO MANAGERS MAY CHANGE AT ANY TIME WITHOUT NOTICE AND THE PORTFOLIO MANAGERS MAY ALTER A FUND'S PORTFOLIO HOLDINGS BASED ON THESE VIEWS AND THE FUND'S CIRCUMSTANCES AT THAT TIME.

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                              Wanger International Select 2005 Semiannual Report
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UNDERSTANDING YOUR EXPENSES

As a fund shareholder, you incur two types of costs. There are transaction costs, which generally include sales charges on purchases and may include redemption or exchange fees. There are also ongoing costs, which generally include investment advisory, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand your ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

ANALYZING YOUR FUND'S EXPENSES

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the fund during the reporting period. The information in the following table is based on an initial investment of $1,000.00, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using actual operating expenses and total return for the fund. The amount listed in the "hypothetical" column assumes that the return each year is 5% before expenses and then applies each Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the reporting period. See the "Compare with other funds" information for details on using the hypothetical data.

ESTIMATING YOUR ACTUAL EXPENSES

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period.

     1. Divide your ending account balance by $1,000.00. For example, if an account balance was $8,600.00 at the end of the period, the result would be 8.6.

     2. In the section of the table below titled "Expenses paid during the period," locate the amount for your fund. You will find this number is in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

January 1, 2005 - June 30, 2005
------------------------------------------------------------------------------------------------------------------------------------
                           Account value at the          Account value at the          Expenses paid during      Fund's annualized
                       beginning of the period ($)       end of the period ($)            the period ($)         expense ratio (%)*
------------------------------------------------------------------------------------------------------------------------------------
                           Actual     Hypothetical       Actual     Hypothetical       Actual     Hypothetical
------------------------------------------------------------------------------------------------------------------------------------
Wanger International
  Select                 1,000.00         1,000.00     1,005.31         1,018.30         6.51             6.56             1.31
------------------------------------------------------------------------------------------------------------------------------------

Expenses paid during the period are equal to the fund's annualized expense ratio, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. As a shareholder of the fund, you do not incur any transaction costs, such as sales charges, redemption or exchange fees. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts. The hypothetical example provided is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds whose shareholders may incur transaction costs.

* For the six months ended 6/30/05.

COMPARE WITH OTHER FUNDS

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the continuing cost of investing in a fund and do not reflect any transactional costs, such as sales charges or redemption or exchange fees, that may be incurred by shareholders of other funds. Expenses paid during the period do not include any insurance charges imposed by your insurance company's separate accounts.


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                              Wanger International Select 2005 Semiannual Report
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[Graphic: squirrel]
DISCIPLINE AND CREATIVITY

Photo of: Ralph Wanger


RALPH WANGER
Founder, Advisor and Trustee
Columbia Wanger Asset Management, L.P.

A popular new book by Tom Friedman, "The World Is Flat: A Brief History of the Twenty-First Century," recounts how developing countries such as India and China are using modern technology to compete with the United States in both manufacturing and services. He contrasts the success of China and India to the failure of the Arab states to participate in the modern world. He deplores the influence of Yamani, the former Saudi oil minister, who used oil as an economic weapon, and Osama Bin Laden who uses terror as a political weapon. Friedman compares the stagnant current state of Arab culture with its peak in the 12th century. "What makes Yamanism and Bin Ladenism unfortunate as strategies for the Arabic world is that they ignore the examples within the Arab culture and civilization - when it was at its height - of discipline, hard work, knowledge, achievement, scientific inquiry, and pluralism."1

The popular Susan Hockfield was just installed as president of MIT. In her inaugural speech she invoked her list of virtues. She said, "The value of engineering - the rigor; the unflappable curiosity; the discipline and creativity; the appetite for good, old fashioned hard work; the passionate, enthusiastic, can do, hands-on, fix-it-now attitude - these values are and always will be the values of MIT."

The rules for success in the world don't seem to have changed very much. Twelfth century Cordoba and 21st century Cambridge are completely different in almost every way, but the characteristics that make you successful have not changed. Any financial analyst or serious investor should apply the engineer's characteristics of discipline, hard work, knowledge and enthusiasm to investing.

President Hockfield's linking of discipline and creativity is interesting. It's widely believed that we should diversify and balance our investments. We balance stocks vs. bonds, growth stocks vs. value stocks, big-cap vs. small-cap stocks, and U.S. stocks vs. international, but it is unusual to think of the balance between discipline and creativity; yet this balance is what I believe brings good investment results. Discipline without creativity is sterile - you tend to get an index fund. Index funds run by computer algorithm are boring and backward looking - although they have a significant place in investment portfolios. Creativity without discipline tends to result in wild speculation and money-losing results. We all remember the dot.com's in 1999 when the market was dominated by speculators who ignored valuation in favor of science-fiction fantasies. The resulting bubble was a seductive, narcotic experience for a year or two but of course ended very badly. We believe the Wanger Funds have been successful because our analysts have been able to maintain a balance between discipline and creativity.

WE ARE NOT MANUFACTURERS

Organizations that are in the business of marketing mutual funds often prefer discipline and are made nervous by creativity. For instance, Raymond "Chip" Mason, chairman of Legg Mason, a major force in the mutual fund business, said recently, "For two years we've been looking to cross the line and become pure asset management. All the regulators have been pointing toward the need to separate the manufacturing and distribution businesses."2

I have been in corporate meetings in which mutual fund portfolio management was called "manufacturing" but this is a strange and inapt metaphor. Manufacturers make products. Mutual funds are not a product. Cap'n Crunch cereal is a product. When you go to the store to buy a new box of Cap'n Crunch you expect the taste and nutrition performance to be exactly like the last box. Manufacturing cereal is very disciplined resulting in high quality and high reliability, so that every box is identical. Since you are a mutual fund shareholder you know that a mutual fund could be a lot better or a lot worse than you expected when you bought it. Investing involves forecasting the future, but forecasting is an uncertain and sloppy process. While discipline is important, you need a lot of creativity as well.

Predicting the future does not require a fortune teller with a crystal ball. It is more like watching a skilled athlete. When you go to a baseball game and a batter hits a fly ball to left field, the fielder will see the ball heading his direction and, by experience, run to where the ball is going to land and make what looks like a routine catch. The fielder has to predict the flight of the ball, which for a physicist would require solving a complicated equation, but the player shows that it is not an impossible task. Like the outfielder, we have figured out where trends are likely going to land with reasonable success. As in baseball, the ball can elude the fielder and the batter ends up on second base. Sometimes our analysts miss the ball too, but for the full season we tend to catch more balls than we miss.

TWO WHEELS GOOD, FOUR WHEELS BAD

Other teams haven't done so well. Forty years ago, major U.S. car makers were among the largest companies in the world and were highly profitable. Since then, the U.S. automotive industry has fallen into a long slump. Their corporate bonds have been downgraded in quality, which is a definite sign of financial problems. I believe that these companies were complacent and arrogant, so the German and Japanese car makers beat them up.


                                       2

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                              Wanger International Select 2005 Semiannual Report
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A long time ago, perhaps 1966, I attended a meeting of the Chicago Science
Analysts with the General Time Corporation. The company's main business was making name-brand clocks like Seth Thomas and Big Ben. It also made automobile clocks. The clocks were sold as accessories with the car. They were mechanical clocks because electronic clocks hadn't yet been invented. They worked for about three months and then broke. The U.S. automotive giant that bought the clocks from General Time paid $3.25 per clock and resold it to the customer for $21. I asked the president of General Time why his clocks didn't work better. I knew this was an impertinent question but I wanted to see how he would react. I expected him to take a defensive position retorting that the clocks were fine but weren't being used correctly. To my surprise he admitted that the clocks were lousy and he explained why.

General Time couldn't make a good clock for $3.25. The clock needed an additional component that would have made it a sturdy, reliable device, but this improvement would have raised the selling price to $3.75. Its customer, the automobile manufacturer, was adamant about sticking to the lower price. Even to an inexperienced analyst, as I was in 1966, I did not see how the automaker could prosper if it was not delivering a high-quality car. Such a successful company could have paid $3.75 for a clock and sold it for a decent profit even if it kept the price at $21. While this would have been a less enormous markup, the car likely would have been a better vehicle. If the automaker was willing to sell a crummy clock, then I thought that customers would perceive that it was cutting corners on all the other components of the vehicle too. Bad clock, bad car. This willingness to forego quality for price made room for the imports.

Why am I bringing up an anecdote from 40 years ago? I think there are some useful lessons here for financial analysts and investors. First, in a management meeting it is okay to ask tough questions. You get more meaningful answers that way. Second, you can find out a lot about a company by talking to its suppliers or customers. Company spokesmen will only give you their own corporate press release. Third, a long-term trend will take a long time to develop but it is enormously important.

At the time of my 1966 meeting, U.S. automakers were riding high because foreign car imports were not yet a problem. In 1960, Japan exported only 39,000 vehicles. By 1970, the Japanese were starting to exploit the lower quality of U.S. cars and exported 1.1 million cars. In 1980, exports rose to 6 million and the Japanese were producing more vehicles than U.S. manufacturers. U.S. automotive companies had to react to the loss of market share from high-quality imports. However, once there is a loss of market share, it is not usually readily reversible.

DAVID ALWAYS BEATS GOLIATH

There are several lessons we can learn from the decline of Arab civilization and the problems of U.S. auto companies: (1) To operate a successful business, the world is too competitive to be complacent. Like baseball players, companies have to fight to keep their position on the team. Great U.S. businesses must constantly compete in the world market and it is darn tough. (2) Big companies are often just big targets. Small companies are hungry to succeed and are constantly focused on improving with the hope of taking some of the flabby giant's customers. (3) History provides a useful context. Discipline, creativity, hard work, knowledge, achievement, and a can-do, hands-on, fix-it-now attitude worked in the past and will work now. (4) We believe small-cap investing works if you can identify the hungry, small companies whose employees embrace our list of exemplary values. The core investment strategy of the Wanger Advisors Funds has always been to try to find small- and mid-cap companies that are on the way up. We don't want to own once-great companies that are now on their way down. This is partly a matter of personal taste, because we find following big, sick companies to be depressing. Even though there are occasional turnarounds in these big companies, it seems to us that is not the way to bet.

SO LONG AND BEST REGARDS!

This is my final "Squirrel Chatter." I am retiring from Columbia Wanger Asset Management as of September 30. While I considered writing a few more essays, current regulatory rules are not conducive to the free-ranging thought that was characteristic of these essays. I have great confidence in Chuck McQuaid and his team of analysts and portfolio managers to keep the performance of the Funds at a competitive level. Thank you, fellow shareholders, for your support over 35 years. I regard myself as truly fortunate to have been able to build a career in this exciting industry. I am especially proud that we have enabled thousands of our shareholders to pursue their economic goals by investing in our funds.

COLUMBIA WAM NEWS

We are pleased to announce that Ashish Kohli has joined our domestic analyst team to follow health care. Jason Selch, who followed energy, departed in May. We are searching for his replacement and continue to talk to some promising candidates. Your Wanger Advisors Trust investment team includes 20 investment analysts and portfolio managers.

-------------------
1 Friedman, Thomas, The World Is Flat: A Brief History of the Twenty-first Century, Farrar, Straus and Giroux, 2005. Page 405.

2 Raymond "Chip" Mason, chairman of Legg Mason, The Wall Street Journal, June 27, 2005, page C1.


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[Graphic: squirrel]
PERFORMANCE REVIEW WANGER INTERNATIONAL SELECT

Photo of: Todd M. Narter
Photo of: Christopher J. Olson


TODD M. NARTER
Co-Portfolio Manager

CHRISTOPHER J. OLSON
Co-Portfolio Manager

Wanger International Select was up 0.53% in the first six-months of the year, slightly below the 0.79% return of the S&P/Citigroup World ex-US Cap Range $2-10B Index and ahead of the MSCI EAFE Index's loss of 1.17%. Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. Please visit www.columbiafunds.com for daily and most recent month-end performance updates.

Argentina's Tenaris, a manufacturer of seamless pipes used by oil and gas producers, and the Fund's second largest holding, continued its strong performance as the stock gained 65% through the first half of the year. High oil prices continued to drive energy exploration and investment, and tight capacity in the seamless-pipe industry gave Tenaris strong pricing power. Another large holding, SES Global, had good year-to-date performance, up 19% due to continued demand for satellite services from the switch to HDTV. The company also indicated it will launch two new satellites which will increase its capacity even further. SES Global also reported that it will buy back 10% of its outstanding shares, which highlights its strong balance sheet and cash flow. Utilities BKW Energie in Switzerland, a new holding in the second quarter, and Red Electrica in Spain were strong performers as well, up 12% and 25%, respectively.

Two of our weaker holdings year-to-date were in Japan. Fast Retailing was down 27% after several months of disappointing same-store sales and Daito Trust Construction was down 21% after several months of weak orders.

In addition to BKW Energie, we also added Gambro, which manufactures dialyzers and blood collection and separation equipment; William Hill, a United Kingdom betting shop and internet gaming operator; Jupiter Telecommunications, the largest Japanese cable TV provider; Ito En, a maker of green tea and other beverages; Belgacom, a Belgian telecommunications provider; Bank of Yokohama, one of the largest regional banks in Japan; and IAWS, an Irish manufacturer of baked goods.

Mid-cap stocks tend to be more volatile and may be less liquid than the stocks of larger companies. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations.

As of 6/30/05, the Fund's positions in the holdings mentioned were: Tenaris, 4.1%; SES Global, 4.0%; BKW Energie, 0.8%; Red Electrica, 3.0%; Fast Retailing, 0.0%; Daito Trust Construction, 2.8%; Gambro, 0.7%; William Hill, 1.0%; Jupiter Telecommunications, 2.0%; Ito En, 2.3%; Belgacom, 1.6%; Bank of Yokohama, 0.8%; IAWS Group, 2.6%.

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------


VALUE OF A $10,000 INVESTMENT IN
WANGER INTERNATIONAL SELECT

TOTAL RETURN FOR EACH PERIOD,
FEBRUARY 1, 1999 (INCEPTION DATE) THROUGH JUNE 30, 2005

                              AVERAGE ANNUAL RETURN
--------------------------------------------------------------------------------
             1 year            5 years                  Life of fund
             15.83%             -0.33%                    11.30%

LINE CHART:
                                                            S&P/Citigroup World
                         WANGER INTERNATIONAL SELECT        ex-US $2-10B
2/1/99                   10000                              10000
2/28/99                  10020                              9750
3/31/99                  10190                              10135
                         10620                              10701
                         10480                              10249
6/30/99                  11350                              10624
                         11650                              11021
                         11800                              11144
9/30/99                  11650                              11183
                         12160                              11188
                         14530                              11508
12/31/99                 18390                              12388
                         17890                              11789
                         21580                              11941
3/31/00                  20853                              12299
                         20916                              11806
                         19304                              11616
6/30/00                  20193                              12232
                         19817                              11836
                         20863                              12208
9/30/00                  19827                              11802
                         19356                              11437
                         17042                              11096
12/31/00                 18100                              11638
                         18885                              11580
                         16812                              11159
3/31/01                  14664                              10289
                         15748                              11048
                         15703                              10954
6/30/01                  15052                              10669
                         14333                              10401
                         14082                              10307
9/30/01                  11811                              9110
                         12405                              9476
                         12941                              9814
12/31/01                 13283                              9835
                         12656                              9545
                         12496                              9690
3/31/02                  12918                              10245
                         13238                              10432
                         13352                              10764
6/30/02                  12907                              10390
                         11537                              9460
                         11731                              9437
9/30/02                  10864                              8593
                         10898                              8746
                         11218                              9192
12/31/02                 11252                              8933
                         10704                              8708
                         10271                              8546
3/31/03                  10358                              8400
                         11343                              9142
                         12317                              9797
6/30/03                  12386                              10077
                         12604                              10481
                         13142                              11086
9/30/03                  13600                              11543
                         14529                              12434
                         14861                              12538
12/31/03                 15892                              13367
                         16190                              13648
                         16877                              13977
3/31/04                  17001                              14520
                         16702                              14026
                         16725                              13987
6/30/04                  17150                              14342
                         16737                              13798
                         16725                              13925
9/30/04                  17403                              14373
                         17886                              14857
                         19013                              16031
12/31/04                 19760                              16739
                         19587                              16649
                         20691                              17361
3/31/05                  20053                              16921
                         19361                              16432
                         19361                              16531
6/30/05                  19865                              16872

This graph compares the results of $10,000 invested in Wanger International Select on February 1, 1999 (the date the Fund began operations) through June 30, 2005, to the S&P/Citigroup World ex-US Cap Range $2-10B Index, with dividends and capital gains reinvested. DUE TO ONGOING MARKET VOLATILITY, PERFORMANCE IS SUBJECT TO SUBSTANTIAL SHORT-TERM FLUCTUATIONS. Wanger International Select is a diversified fund that invests in the stocks of medium- to larger-size companies with market capitalizations of $2 to $25 billion at the time of initial purchase. Prior to 2/1/02, Wanger International Select was a non-diversified fund. Mid-cap stocks are more volatile and may be less liquid than large-cap stocks. Investments in foreign securities have special risks, including political or economic instability, higher costs, different regulations, accounting standards, trading practices and levels of information, and currency exchange rate fluctuations. Performance results reflect any voluntary waivers or reimbursements of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

PERFORMANCE SHOWN HERE IS PAST PERFORMANCE, WHICH CANNOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE CHANGES OVER TIME. CURRENT RETURNS FOR THE FUND MAY BE DIFFERENT THAN THAT SHOWN. FOR MONTHLY PERFORMANCE UPDATES, PLEASE CONTACT US AT 1-888-4-WANGER.



RESULTS TO JUNE 30, 2005
--------------------------------------------------------------------------------

                                                 Year
                                2nd quarter     to date     1 year
WANGER INTERNATIONAL
  SELECT                           -0.94%        0.53%      15.83%
S&P/Citigroup World ex-US
  Cap Range $2-10B                 -0.29         0.79       17.64
MSCI EAFE                          -1.01        -1.17       13.65
Lipper International
  Funds Index                      -0.60        -0.65       13.45


NAV AS OF 6/30/05: $16.95

PERFORMANCE NUMBERS REFLECT ALL FUND EXPENSES BUT DO NOT INCLUDE ANY INSURANCE CHARGE IMPOSED BY YOUR INSURANCE COMPANY'S SEPARATE ACCOUNTS. IF PERFORMANCE INCLUDED THE EFFECT OF THESE ADDITIONAL CHARGES, IT WOULD BE LOWER.

The S&P/Citigroup World ex-U.S. Cap Range $2-10B is a subset of the broad market, selected by the index sponsor, representing the mid-cap developed market, excluding the United States. MSCI EAFE is Morgan Stanley's Europe, Australasia and Far East Index, a widely recognized international benchmark that comprises 20 major markets in Europe, Australia and the Far East. Lipper Indexes include the largest funds tracked by Lipper, Inc. in the named category. The Lipper International Funds Index is made up of the 30 largest non-U.S. funds. All indexes are unmanaged and returns include reinvested dividends. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
TOP 5 COUNTRIES
As a % of net assets, as of 6/30/05
Japan                                                       17.9%
Ireland                                                     13.1
Switzerland                                                 12.4
France                                                      12.2
United Kingdom                                              10.4

--------------------------------------------------------------------------------
TOP 10 HOLDINGS
As a % of net assets, as of 6/30/05
1. Anglo Irish Bank                                          4.7%
Small Business & Middle Market Banking - Ireland

2. Tenaris                                                   4.1%
Steel Pipe for Oil Wells & Pipelines - Argentina

3. Excel                                                     4.1%
Global Logistics & Freight Forwarding - United Kingdom

4. Neopost                                                   4.0%
Postage Meter Machines - France

5. SES Global                                                4.0%
Satellite Broadcasting Services - Luxembourg

6. Kuehne & Nagel                                            3.1%
Freight Forwarding/Logistics - Switzerland

7. Komercni Banka                                            3.1%
Leading Czech Universal Bank - Czech Republic

8. Red Electrica                                             3.0%
Spanish Power Grid - Spain

9. Depfa Bank                                                2.9%
International Public Sector Finance - Ireland

10. Lion Nathan                                              2.9%
Beer Brewer/ Distributor - Australia

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------


WANGER INTERNATIONAL SELECT   STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2005
--------------------------------------------------------------------------------
Number of                                                                  Value
Shares
            COMMON STOCKS - 98.8%

            EUROPE - 62.1%
--------------------------------------------------------------------------------
            UNITED KINGDOM/IRELAND - 23.5%
    143,000 Anglo Irish Bank (Ireland)                                $1,771,249
            Small Business & Middle Market Banking

    103,000 Exel                                                       1,559,218
            Global Logistics & Freight Forwarding

     68,500 Depfa Bank (Ireland)                                       1,094,642
            International Public Sector Finance

     70,000 IAWS Group (Ireland)                                         977,957
            Manufacturer of Baked Goods

    220,000 Compass Group                                                922,826
            International Concession & Contract Caterer

     55,000 Grafton Group (Ireland)                                      636,454
            Building Materials Wholesaling & DIY Retailing

     18,000 Kerry Group (Ireland)                                        443,918
            Food Ingredients

     45,000 British Sky Broadcasting (b)                                 424,039
            Digital Satellite Broadcasting

     40,000 William Hill                                                 384,847
            Largest Bookmaker

     20,000 Intermediate Capital                                         373,215
            European Provider of Mezzanine Capital

     11,000 Cobham                                                       278,761
            Aerospace Components
--------------------------------------------------------------------------------
                                                                       8,867,126

--------------------------------------------------------------------------------
            FRANCE/BELGIUM - 13.8%
     17,300 Neopost                                                    1,520,486
            Postage Meter Machines
    100,000 SES Global                                                 1,505,218
            Satellite Broadcasting Services
     15,000 Imerys                                                     1,031,096
            Industrial Minerals Producer
     17,600 Belgacom (Belgium)                                           599,270
            Telecom Service Provider
      8,200 Essilor International                                        558,002
            Eyeglass Lenses
--------------------------------------------------------------------------------
                                                                       5,214,072

--------------------------------------------------------------------------------
            SWITZERLAND - 12.4%
      5,550 Kuehne & Nagel                                             1,173,560
            Freight Forwarding/Logistics
      7,500 Swatch Group                                               1,049,458
            Watch & Electronics Manufacturer
--------------------------------------------------------------------------------


Number of                                                                  Value
Shares



--------------------------------------------------------------------------------
      1,100 Geberit International                                       $701,907
            Plumbing Supplies

      5,700 Synthes                                                      623,782
            Products for Orthopedic Surgery

      1,300 Schindler                                                    467,932
            Elevator Manufacturer & Service Provider

        630 Givaudan                                                     365,412
            Industrial Fragrances & Flavors

      5,000 BKW Energie                                                  312,475
            Electric Utility
--------------------------------------------------------------------------------
                                                                       4,694,526

--------------------------------------------------------------------------------
            CZECH REPUBLIC - 3.1%
      9,360 Komercni Banka                                             1,172,381
            Leading Czech Universal Bank

--------------------------------------------------------------------------------
            SPAIN - 3.0%
     41,000 Red Electrica                                              1,131,667
            Spanish Power Grid

--------------------------------------------------------------------------------
            GERMANY - 2.8%
      7,500 Deutsche Boerse                                              585,114
            Trading, Clearing & Settlement Services
            for Financial Markets

      7,000 Rhoen Klinikum                                               483,846
            Hospital Management
--------------------------------------------------------------------------------
                                                                       1,068,960

--------------------------------------------------------------------------------
            NORWAY - 2.8%
     74,300 Den Norske Bank                                              769,912
            Largest Norwegian Bank

      8,000 Orkla                                                        293,323
            Food & Diversified Consumer Goods
--------------------------------------------------------------------------------
                                                                       1,063,235

--------------------------------------------------------------------------------
            SWEDEN - 0.7%
     19,400 Gambro                                                       258,877
            Products/Services for Renal Care
--------------------------------------------------------------------------------
            EUROPE - TOTAL                                            23,470,844



See accompanying notes to financial statements.

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------

WANGER INTERNATIONAL SELECT   STATEMENT OF INVESTMENTS (UNAUDITED) JUNE 30, 2005


--------------------------------------------------------------------------------
Number of                                                                  Value
Shares


            ASIA - 24.4%
--------------------------------------------------------------------------------
            JAPAN - 17.9%
     28,000 Daito Trust Construction                                  $1,045,563
            Apartment Builder

     35,000 Shimano                                                      993,134
            Bicycle Components & Fishing Tackle

      8,400 Hoya                                                         965,154
            Opto-Electrical Components & Eyeglass Lenses

     17,100 Ito En                                                       876,859
            Bottled Tea & Other Beverages

        914 Jupiter Telecommunications                                   768,024
            Largest Cable Service Provider in Japan

     41,000 Ushio                                                        726,594
            Industrial Light Sources

      5,600 Funai Electric                                               572,576
            Consumer Electronics

    110,000 Hiroshima Bank                                               500,013
            Regional Bank

     55,000 Bank of Yokohama                                             316,036
            Regional Bank
--------------------------------------------------------------------------------
                                                                       6,763,953

--------------------------------------------------------------------------------
            HONG KONG/CHINA - 4.1%
    350,000 Hong Kong Exchanges & Clearing                               906,562
            Hong Kong Equity & Derivatives Operator

  1,000,000 Global Bio-Chem Technology Group (China)                     619,253
            Refiner of Corn-Based Commodities
--------------------------------------------------------------------------------
                                                                       1,525,815

--------------------------------------------------------------------------------
            SINGAPORE - 2.4%
    900,000 Comfort Del Gro                                              899,625
            Taxi & Mass Transit Service
--------------------------------------------------------------------------------
            ASIA - TOTAL                                               9,189,393

            OTHER COUNTRIES - 8.2%
--------------------------------------------------------------------------------
            CANADA - 5.3%
    175,000 Kinross Gold (b)                                           1,069,421
            Gold Mining

     24,900 Talisman Energy                                              931,239
            Oil & Gas Producer
--------------------------------------------------------------------------------
                                                                       2,000,660

--------------------------------------------------------------------------------
            AUSTRALIA - 2.9%
    190,000 Lion Nathan                                                1,092,302
            Beer Brewer/Distributor
--------------------------------------------------------------------------------
            OTHER - TOTAL                                              3,092,962


--------------------------------------------------------------------------------
Number of Shares                                                           Value
or Principal Amount


            LATIN AMERICA - 4.1%
--------------------------------------------------------------------------------
            ARGENTINA - 4.1%
     20,000 Tenaris                                                   $1,565,400
            Steel Pipe for Oil Wells & Pipelines
--------------------------------------------------------------------------------
            LATIN AMERICA - TOTAL                                      1,565,400

TOTAL COMMON STOCKS - 98.8%                                           37,318,599
--------------------------------------------------------------------------------
(COST $28,469,817)

SHORT-TERM OBLIGATIONS - 0.9%
--------------------------------------------------------------------------------
$   353,000 Repurchase Agreement with State
            Street Bank & Trust dated 6/30/05,
            due 7/1/05 at 3.00% collateralized by
            Federal Home Loan Mortgage
            Corporation Notes, maturing 11/15/11,
            market value $362,770
            (repurchase proceeds: $353,000)                              353,000
--------------------------------------------------------------------------------
(AMORTIZED COST $353,000)                                                353,000

TOTAL INVESTMENTS (COST: $28,822,817) - 99.7% (a) (c)                 37,671,599
--------------------------------------------------------------------------------

CASH AND OTHER ASSETS LESS LIABILITIES - 0.3%                            118,079
--------------------------------------------------------------------------------

TOTAL NET ASSETS - 100%                                              $37,789,678
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS:

(a) At June 30, 2005, cost for federal income tax purposes is $28,822,817. The net unrealized appreciation was $8,848,782 consisting of gross unrealized appreciation of $9,985,217 and gross unrealized depreciation of $1,136,435.

(b)  Non-income producing security.

(c) On June 30, 2005, the Fund's total investments were denominated in currencies as follows:

                                                                %
                                                             of Net
    Currency                              Value              Assets
--------------------------------------------------------------------------------
    Euro Dollars                   $ 12,338,919               32.7%
    Japanese Yen                      6,763,952               17.9
    Swiss Francs                      4,694,527               12.4
    British Pounds                    3,942,906               10.4
    Canadian Dollars                  2,000,660                5.3
    U.S. Dollars                      1,918,400                5.1
    Other currencies less than        6,012,235               15.9
                                   ------------               ----
      5% of total net assets       $ 37,671,599               99.7%
                                   ============               ====



See accompanying notes to financial statements.

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------
WANGER INTERNATIONAL SELECT  PORTFOLIO DIVERSIFICATION (UNAUDITED) JUNE 30, 2005

AT JUNE 30, 2005, THE FUND'S PORTFOLIO INVESTMENTS AS A PERCENT OF NET ASSETS WAS DIVERSIFIED AS FOLLOWS:


                                           Value          Percent
-----------------------------------------------------------------
INDUSTRIAL GOODS/SERVICES
Industrial Services                   $3,200,710             8.5%
Industrial Materials                   1,733,003             4.6
Steel                                  1,565,400             4.1
Machinery                              1,520,486             4.0
Construction                           1,045,563             2.8
Electrical Components                  1,005,355             2.7
Industrial Distribution                  636,454             1.7
Speciality Chemicals                     365,412             1.0
-----------------------------------------------------------------
                                      11,072,383            29.4

-----------------------------------------------------------------
CONSUMER GOODS/SERVICES
Durable Goods                          2,042,592             5.4
Beverage                               1,969,161             5.2
Food                                   1,421,875             3.8
Restaurants                              922,826             2.4
Consumer Electronics                     572,576             1.5
Gaming                                   384,847             1.0
Nondurables                              293,323             0.8
-----------------------------------------------------------------
                                       7,607,200            20.1

-----------------------------------------------------------------
FINANCE
Banks                                  5,624,233            14.9
Finance Companies                        373,215             1.0
-----------------------------------------------------------------
                                       5,997,448            15.9

-----------------------------------------------------------------
INFORMATION TECHNOLOGY
Computer Related Hardware
Semiconductors & Related Equipment       965,154             2.6
-----------------------------------------------------------------
                                         965,154             2.6

-----------------------------------------------------------------
Media
Satellite Broadcasting and Services    1,505,218             4.0
Cable Television                         768,024             2.0
TV Broadcasting                          424,039             1.1
-----------------------------------------------------------------
                                       2,697,281             7.1

-----------------------------------------------------------------
Software and Services
Financial Processors                   1,491,676             3.9
-----------------------------------------------------------------
                                       1,491,676             3.9

-----------------------------------------------------------------
Telecommunications
Telephone Services                       599,270             1.6
-----------------------------------------------------------------
                                         599,270             1.6
-----------------------------------------------------------------
                                       5,753,381            15.2

-----------------------------------------------------------------
ENERGY/MINERALS
Non-Ferrous Metals                     1,069,421             2.8
Oil/Gas Producers                        931,239             2.5
Agricultural Commodities
   (includes Forestry)                   619,253             1.6
-----------------------------------------------------------------
                                       2,619,913             6.9


                                           Value         Percent
-----------------------------------------------------------------
OTHER
Regulated Utilities                    1,444,142             3.8
Transportation                           899,625             2.4
-----------------------------------------------------------------
                                       2,343,767             6.2

-----------------------------------------------------------------
HEALTHCARE
Medical Equipment                      1,181,784             3.1
Hospital Management                      483,846             1.3
Services                                 258,877             0.7
-----------------------------------------------------------------
                                       1,924,507             5.1

-----------------------------------------------------------------
TOTAL COMMON STOCKS                   37,318,599            98.8

-----------------------------------------------------------------
SHORT-TERM OBLIGATIONS                   353,000             0.9

-----------------------------------------------------------------
TOTAL INVESTMENTS                     37,671,599            99.7

-----------------------------------------------------------------
CASH AND OTHER ASSETS
   LESS LIABILITIES                      118,079             0.3

-----------------------------------------------------------------
NET ASSETS                            $37,789,678          100.0%

=================================================================

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005 (UNAUDITED)



----------------------------------------------------------------
ASSETS
Investments, at cost                                 $28,822,817
----------------------------------------------------------------
Investments, at value                                $37,671,599
Foreign currency (cost of $28,118)                        28,135
Receivable for:
   Fund shares sold                                      128,821
   Dividends and interest                                 54,685
   Foreign tax reclaims                                   21,991
Expense reimbursement due from
   Investment Advisor                                        734
----------------------------------------------------------------
   Total Assets                                       37,905,965

LIABILITIES
Payable to custodian bank                                  8,260
Payable for:
   Investments purchased                                  41,038
   Investment advisory fees                               29,632
   Transfer agent fees                                       441
   Trustees' fees                                            639
   Audit fees                                              8,733
   Custody fees                                            7,295
   Reports to shareholders                                16,404
Other liabilities                                          3,845
----------------------------------------------------------------
   Total Liabilities                                     116,287
----------------------------------------------------------------
Net Assets                                           $37,789,678
----------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                      $33,105,625
Distributions in excess of net investment income        (298,081)
Accumulated net realized loss                         (3,863,714)
Net unrealized appreciation (depreciation) on:
   Investments                                         8,848,782
   Foreign currency translations                          (2,934)
----------------------------------------------------------------
Net Assets                                           $37,789,678
================================================================
Fund shares outstanding                                2,229,492
================================================================
Net asset value, offering price and
   redemption price per share                             $16.95
================================================================



STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005 (UNAUDITED)


----------------------------------------------------------------
INVESTMENT INCOME
Dividend income (net of foreign taxes of $48,122)       $532,979
Interest income                                           10,385
----------------------------------------------------------------
   Total investment income                               543,364

EXPENSES:
Investment advisory fees                                 184,818
Transfer agent fees                                          457
Trustees' fees                                             2,249
Custody fees                                              27,481
Compliance fees                                              693
Non-recurring costs (See Note 8)                             312
Other expenses                                            29,165
----------------------------------------------------------------
   Total expenses                                        245,175
Fees waived by Investment Adviser (See Note 4)              (674)
Non-recurring costs reimbursed (See Note 8)                 (312)
----------------------------------------------------------------
   Net Expenses                                          244,189
----------------------------------------------------------------
Net Investment Income                                    299,175

NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON PORTFOLIO POSITIONS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
   Investments                                           734,108
   Foreign currency transactions                          (7,725)
----------------------------------------------------------------
     Net realized gain                                   726,383
----------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                          (892,516)
   Foreign currency translations                          (4,327)
----------------------------------------------------------------
     Net change in unrealized
       appreciation (depreciation)                      (896,843)
----------------------------------------------------------------
     Net Loss                                           (170,460)
----------------------------------------------------------------
Net Increase in Net Assets from Operations              $128,715
================================================================


See accompanying notes to financial statements.

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  (Unaudited)
                                                                                             Six Months ended            Year ended
INCREASE (DECREASE) IN NET ASSETS                                                               June 30, 2005     December 31, 2004
-----------------------------------------------------------------------------------------------------------------------------------
FROM OPERATIONS:
   Net investment income                                                                             $299,175               $82,031
   Net realized gain on investments                                                                   726,383             3,328,351
   Net change in unrealized appreciation (depreciation)
     on investments and foreign currency translations                                                (896,843)            3,070,465
-----------------------------------------------------------------------------------------------------------------------------------
   Net increase in net assets from operations                                                         128,715             6,480,847

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   From net investment income                                                                        (770,742)              (87,061)
-----------------------------------------------------------------------------------------------------------------------------------
   Total distributions to shareholders                                                               (770,742)              (87,061)
SHARE TRANSACTIONS:
   Subscriptions                                                                                    6,263,708            15,850,018
   Distributions reinvested                                                                           770,742                87,061
   Redemptions                                                                                     (3,834,403)          (14,026,796)
-----------------------------------------------------------------------------------------------------------------------------------
   Net Increase from Share Transactions                                                             3,200,047             1,910,283
-----------------------------------------------------------------------------------------------------------------------------------
   Total Increase in Net Assets                                                                     2,558,020             8,304,069

NET ASSETS:
   Beginning of period                                                                             35,231,658            26,927,589
-----------------------------------------------------------------------------------------------------------------------------------
   End of period                                                                                  $37,789,678           $35,231,658
-----------------------------------------------------------------------------------------------------------------------------------
(DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME)/ UNDISTRIBUTED NET INVESTMENT INCOME             $(298,081)             $173,486
===================================================================================================================================

See accompanying notes to financial statements.

                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
                                                      (Unaudited)
                                                      Six Months
Selected data for a share outstanding                      Ended                      Year Ended December 31,
throughout each period                             June 30, 2005           2004        2003         2002         2001        2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $17.19         $13.87       $9.86       $11.64       $17.29      $18.39
------------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) (a)                            0.14           0.04        0.04         0.04        (0.03)      (0.04)
Net realized and unrealized gain (loss)
   on investments
   and foreign currency transactions                       (0.03)          3.33        4.01        (1.82)       (4.46)      (0.10)
------------------------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                            0.11           3.37        4.05        (1.78)       (4.49)      (0.14)
------------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income                                 (0.35)         (0.05)      (0.04)          --        (0.02)      (0.01)
From net realized capital gains                             --               --          --           --        (1.14)      (0.95)
------------------------------------------------------------------------------------------------------------------------------------
   Total Distributions Declared to Shareholders            (0.35)         (0.05)      (0.04)          --        (1.16)      (0.96)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $16.95         $17.19      $13.87        $9.86       $11.64      $17.29
====================================================================================================================================
Total Return (b)                                           0.53%(c)(d)   24.34%      41.24%(d)  (15.29)%(d)  (26.61)%     (1.58)%(d)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Expenses(e)                                                1.31%(f)       1.43%       1.45%        1.45%        1.45%       1.45%
Net investment income (loss)(e)                            1.61%(f)       0.29%       0.39%        0.35%      (0.20)%     (0.20)%
Waiver/Reimbursement                                       0.00%(f)(g)      --        0.09%        0.10%           --       0.23%
Portfolio turnover rate                                      19%(c)         71%         59%         113%          72%         96%
Net assets, end of period (000's)                        $37,790        $35,232     $26,928      $14,083      $15,431     $15,496


--------------------------------------------------------------------------------

(a) Net investment income (loss) per share was based upon the average shares outstanding during the period.

(b)  Total return at net asset value assuming all distributions reinvested.

(c)  Not annualized.

(d) Had the investment adviser not waived or reimbursed a portion of expenses, total return would have been reduced.

(e)  The benefits derived from custody fees paid indirectly had no impact.

(f)  Annualized.

(g)  Rounds to less than 0.01%


See accompanying notes to financial statements.

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                              Wanger International Select 2005 Semiannual Report
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NOTES TO FINANCIAL STATEMENTS (Unaudited)


1. NATURE OF OPERATIONS

Wanger International Select (known prior to May 1, 2004 as Wanger Foreign Forty), (the "Fund") is a series of Wanger Advisors Trust (the "Trust"), an open-end management investment company organized as a Massachusetts business trust. The investment objective of the Fund is to seek long-term growth of capital. The Fund is available only for allocation to certain life insurance company separate accounts established for the purpose of funding qualified and non-qualified variable annuity contracts, and may also be offered directly to certain types of pension plans and retirement arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION
Securities of the Fund are valued at market value or, if a market quotation for a security is not readily available or is deemed not to be reliable because of events or circumstances that have occurred between the market quotation and the time as of which the security is to be valued, the security is valued at a fair value determined in accordance with procedures established by the Board of Trustees. Securities traded on securities exchanges or in over-the-counter markets in which transaction prices are reported are valued at the last sales price at the time of valuation. If a security is traded principally on the Nasdaq Stock Market Inc., the Nasdaq Official Closing Price will be applied. Securities for which there are no reported sales on the valuation date are valued at the latest bid quotation. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis. Securities for which quotations are not readily available and any other assets are valued as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. The Trust has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities principally traded in a foreign market in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which Fund shares are priced. If a security is valued at a "fair value", that value may be different from the last quoted market price for the security.

REPURCHASE AGREEMENTS
The Fund may engage in repurchase agreement transactions. The Fund, through its custodians, receives delivery of underlying securities collateralizing each repurchase agreement. The Fund's investment advisor determines that the value of the underlying securities is at all times at least equal to the repurchase prices including interest. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

FOREIGN CURRENCY TRANSLATIONS
Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rate of exchange prevailing on the respective dates of such transactions. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate.

SECURITY TRANSACTIONS AND INVESTMENT INCOME
Security transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information is available to the Fund. Interest income is recorded on an accrual basis and includes amortization of discounts on short-term debt obligations and on long-term debt obligations when required for federal income tax purposes. Short-term debt obligations having a maturity of 60 days or less from the valuation date are valued on an amortized cost basis, which approximates fair value. Realized gains and losses from security transactions are reported on an identified cost basis.

USE OF ESTIMATES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.
Actual results may differ from those estimated.

FUND SHARE VALUATION
Fund shares are sold and redeemed on a continuing basis at net asset value. Net asset value per share is determined daily as of the close of trading on the New York Stock Exchange ("the Exchange") on each day the Exchange is open for trading by dividing the total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding.

CUSTODY FEES/CREDITS
Custody fees are reduced based on the Fund's cash balances maintained with the custodian. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. The amount is disclosed as a reduction of total expenses in the Statement of Operations.

FEDERAL INCOME TAXES
The Fund has complied with the provisions of the Internal Revenue Code available to regulated investment companies and, in the manner provided therein, distributes all its taxable income, as well as any net realized gain on sales of investments and foreign currency transactions reportable for federal income tax purposes. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from 10%-15%. The Fund accrues for such foreign taxes on net realized and unrealized gains at the appropriate rate for each jurisdiction.

DISTRIBUTIONS TO SHAREHOLDERS
Distributions to shareholders are recorded on the ex-date.

3. FEDERAL TAX INFORMATION

The tax character of distributions paid during the year ended December 31, 2004 was as follows:


                              DECEMBER 31, 2004
                              -----------------
Distributions paid from:
  Ordinary Income                  $87,061

   Unrealized appreciation and depreciation at June 30, 2005, based on cost of investments for federal income tax purposes, was:

                                                           NET
        UNREALIZED             UNREALIZED              UNREALIZED
       APPRECIATION           DEPRECIATION            APPRECIATION
      ---------------        ---------------         ---------------
        $9,985,217            $(1,136,435)             $8,848,782

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                              Wanger International Select 2005 Semiannual Report
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NOTES TO FINANCIAL STATEMENTS (Unaudited)

   The following capital loss carryforwards, determined as of December 31, 2004, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

YEAR OF                               CAPITAL LOSS
EXPIRATION                           CARRYFORWARDS
----------                          --------------
2010                                    $3,592,626
2011                                       982,004
                                        ----------
Total                                   $4,574,630

4. TRANSACTIONS WITH AFFILIATES

Columbia Wanger Asset Management, L.P., ("Columbia WAM") an indirect wholly-owned subsidiary of Columbia Management Group, Inc., which in turn is a wholly owned subsidiary of Bank of America Corporation ("BOA"), furnishes continuing investment supervision to the Fund and is responsible for the overall management of the Fund's business affairs.
   Effective March 8, 2005, under the Fund's investment management agreement, fees are accrued daily and paid monthly to Columbia WAM at the annual rate of 0.99% of average daily net assets.
   Prior to March 8, 2005, under the Fund's investment management agreement, fees were accrued daily and paid monthly to Columbia WAM at the annual rate of 1.00% of average daily net assets.
   In accordance with the terms of the NYAG Settlement (as defined and discussed further under Note 8 to these Financial Statements--"Legal Proceedings"), Columbia WAM waived a portion of the fees payable under the Fund's investment management agreement so that those fees were retained at the annual rate of 0.99% of average daily net assets. The fee waiver was effective from January 1, 2005 through March 8, 2005, but applied as if it had gone into effect on December 1, 2004.
   The investment advisory agreement also provides that Columbia WAM will reimburse the Fund to the extent that ordinary operating expenses (computed based on net custodian fees) exceed an annual rate of 1.45% of average daily net assets. There was no reimbursement for the six months ended June 30, 2005.
   Certain officers and trustees of the Trust are also officers of Columbia WAM. The Trust makes no direct payments to its officers and trustees who are affiliated with Columbia WAM. For the six months ended June 30, 2005, the Fund paid $2,249 to trustees not affiliated with Columbia WAM. The Board of Trustees appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund will pay its pro-rata share of the expenses associated with the Office of the Chief Compliance Officer. These expenses are disclosed separately on the Statement of Operations.
   Columbia Funds Distributor, Inc. ("CFDI"), an indirect wholly-owned subsidiary of BOA, serves as the principal underwriter of the Trust and receives no compensation for its services.
   Columbia Funds Services, Inc. (the "Transfer Agent"), an indirect wholly-owned subsidiary of BOA, provides shareholder services to the Fund and has subcontracted with Boston Financial Data Services ("BFDS") to serve as subtransfer agent. For such services, the Transfer Agent receives a fee, paid monthly, at the annual rate of $21.00 per open account. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.
   During the six months ended June 30, 2005, the Fund engaged in purchase and sales transactions with funds that have a common investment advisor (or affiliated investment advisors), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with the provisions of Rule 17a-7 under the Investment Company Act of 1940 and were $419,565 and $4,475,603, respectively.

5. BORROWING ARRANGEMENTS

The Trust participates in a $150,000,000 credit facility, which was entered into to facilitate portfolio liquidity. Interest is charged to each participating fund based on its borrowings at a rate per annum equal to the Federal Funds rate plus 0.50%. In addition, a commitment fee of 0.10% per annum is accrued and apportioned among the participating funds based on their pro-rata portion of the unutilized line of credit. The commitment fee is included in "Other expenses" on the Statement of Operations. No amounts were borrowed under this facility for the six months ended June 30, 2005.

6. FUND SHARE TRANSACTIONS

Proceeds and payments on Fund shares as shown in the statement of changes in net assets are in respect of the following numbers of shares:

                                  Six months ended            Year ended
                                     June 30, 2005     December 31, 2004
--------------------------------------------------------------------------------

Shares sold                                365,013             1,041,265
--------------------------------------------------------------------------------
Shares issued in reinvestment
   of dividend distributions                43,155                 6,025
--------------------------------------------------------------------------------
Less shares redeemed                       227,637               940,310
--------------------------------------------------------------------------------
Net increase in shares outstanding         180,531               106,980

7. INVESTMENT TRANSACTIONS

The aggregate cost of purchases and proceeds from sales other than short-term obligations for the six months ended June 30, 2005 were $10,850,493 and $6,819,863.

8. LEGAL PROCEEDINGS

On March 15, 2004, Columbia Management Advisors, Inc. ("Columbia Management"), the advisor to the Columbia Funds, and CFDI (collectively with Columbia Management, "Columbia") the distributor of the shares of the Columbia Funds, the Columbia Acorn Funds and the Wanger Advisors Trust Funds (collectively, "the Columbia Family of Funds"), entered into agreements in principle with the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") to resolve the proceedings brought in connection with the SEC's and NYAG's investigations of frequent trading and market timing in certain Columbia mutual funds. Columbia WAM, the advisor to the Columbia Acorn Funds and the Wanger Advisors Trust Funds, was not a respondent in either proceeding nor were any of its officers or directors.
   On February 9, 2005, Columbia entered into an Assurance of Discontinuance with the New York Attorney General ("NYAG") (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the Securities and Exchange Commission ("SEC") (the "SEC Order"). The SEC Order and the NYAG Settlement are referred to collectively as the "Settlements". The Settlements contain substantially the same terms and conditions as outlined in the agreements in principle. Although none of the Wanger Advisors Trust Funds is a party to the Settlement orders, under the terms of the Settlements and in order for Columbia Management to continue to provide administrative services to the Wanger Advisors Funds, the Board of Trustees of the Wanger Advisors Trust Funds agreed to conform to certain governance requirements, including the election of an independent board chair.
   Under the terms of the SEC Order, the Columbia Group has agreed, among other things, to: pay $70 million in disgorgement and $70 million in civil money penalties; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; retain an independent consultant to review the Columbia Group's applicable supervisory, compliance, control and other policies and procedures; and retain an independent distribution consultant (see below). The NYAG Settlement also, among other things, requires Columbia and its affiliates, Banc of America Capital Management,

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                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)


LLC and BACAP Distributors, LLC to reduce certain Columbia Funds, Nations Funds and other mutual funds management fees collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions based on net assets as of March 15, 2004.
   Pursuant to the procedures set forth in the SEC order, settlement amounts described above will be distributed in accordance with a distribution plan to be developed by an independent distribution consultant, who is acceptable to the SEC staff and the independent trustees of the funds. The distribution plan must be based on a methodology developed in consultation with the Columbia Group and the Fund's independent trustees and not unacceptable to the staff of the SEC. More specific information on the distribution plan will be communicated by Columbia WAM and/or its affiliates at a later date.
   Columbia WAM, Columbia Acorn Trust, another mutual fund family advised by Columbia WAM, and the trustees of Columbia Acorn Trust, are named as defendants in class and derivative complaints which have been consolidated in a Multi-District Action in the federal district court for the District of Massachusetts. These lawsuits contend that defendants permitted certain investors to market time their trades in certain Columbia Acorn Funds. The Multi-District Action is ongoing. Accordingly, an estimate of the financial impact of this litigation on any fund, if any, cannot currently be made.
   Columbia WAM, the Columbia Acorn Funds and the trustees of Columbia Acorn Trust are defendants in a consolidated lawsuit filed in the federal district court of Massachusetts alleging that Columbia WAM used Fund assets to make undisclosed payments to brokers as an incentive for the brokers to market the Columbia Acorn Funds over other mutual funds to investors. The complaint alleges Columbia WAM and the Trustees of the Trust breached certain common laws duties and federal laws.
   The Columbia Acorn Trust and Columbia WAM are also defendants in a class action lawsuit that alleges, in summary, that the Columbia Acorn Trust and Columbia WAM exposed shareholders of Columbia Acorn International Fund to trading by market timers by allegedly (a) failing to properly evaluate daily whether a significant event affecting the value of that Fund's securities had occurred after foreign markets had closed but before the calculation of the Funds' net asset value ("NAV"); (b) failing to implement the Fund's portfolio valuation and share pricing policies and procedures; and (c) failing to know and implement applicable rules and regulations concerning the calculation of NAV (the "Fair Valuation Lawsuit"). The plaintiffs' complaint was dismissed by the district court. However, plaintiffs are in the process of appealing that decision.
   On January 11, 2005 a putative class action lawsuit was filed in federal district court in Massachusetts against, among others, the Trustees of the Columbia Acorn Trust and Columbia WAM. The lawsuit alleges that defendants violated common law duties to fund shareholders as well as sections of the Investment Company Act of 1940, by failing to ensure that the Columbia Acorn Trust funds and other affiliated funds participated in securities class action settlements for which the funds were eligible. Specifically, plaintiffs allege that defendants failed to submit Proof of Claims in connection with settlements of securities class action lawsuits filed against companies in which the funds held positions. The complaint seeks compensatory and punitive damages, and the disgorgement of all fees paid to Columbia WAM and affiliated advisers. The trustees of Columbia Acorn Trust and Columbia WAM have been dismissed as defendants in this lawsuit.
   On March 21, 2005, a class action complaint was filed against the Columbia Acorn Trust and Columbia WAM seeking to rescind the Contingent Deferred Sales Charges assessed upon redemption of Class B shares of Columbia Acorn Funds due to the alleged market timing of the Columbia Acorn Funds. In addition to the rescission of sales charges, plaintiffs seek recovery of actual damages, attorneys' fees and costs. The case has been removed to the federal district court of Massachusetts.
   The Columbia Acorn Trust and Columbia WAM intend to defend these suits vigorously.
   As a result of these matters or any adverse publicity or other developments resulting from them, there may be increased redemptions or reduced sales of Fund shares, which could increase transaction costs or operating expenses, or have other adverse consequences for the Funds.
   In connection with the events described in detail above, various parties have filed suit against certain funds, their Boards and/or BOA (and affiliated entities). These suits are ongoing. However, based on currently available information, the Columbia Acorn Trust believes that the likelihood that these lawsuits will have a material adverse impact on any fund is remote, and Columbia WAM believes that the lawsuits are not likely to materially affect its ability to provide investment management services to the Funds.
   For the six months ended June 30, 2005, CMG has assumed $312 in consulting services and legal fees incurred by the Fund in connection with these matters.

9. SUBSEQUENT EVENT

Effective August 22, 2005, the Fund's distributor will be Columbia Management Distributors, Inc. and the Fund's transfer agent will be Columbia Management Services, Inc.

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                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------


                                [EXCERPTS FROM:]




                              WANGER ADVISORS TRUST


                 Management Fee Evaluation of the Senior Officer

              Prepared Pursuant to the New York Attorney General's
                           Assurance of Discontinuance











                                    July 2005

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                              Wanger International Select 2005 Semiannual Report
--------------------------------------------------------------------------------


                                  Introduction

The New York Attorney General's Assurance of Discontinuance ("Order") entered into by Columbia Management Advisors, Inc. ("CMAI") and Columbia Funds Distributor, Inc., ("CFDI" and collectively with "CMAI," "CMG") in February 2005, allows CMAI to manage or advise a mutual fund, including the Wanger Advisors Trust's family of funds (the "WAT Funds" or "WAT" or "Trust"), only if the trustees of the WAT Funds appoint a "Senior Officer" to perform specified duties and responsibilities. One of these responsibilities includes "managing the process by which proposed management fees (including but not limited to, advisory fees) to be charged the WAT Fund[s] are negotiated so that they are negotiated in a manner which is at arms' length and reasonable and consistent with this Assurance of Discontinuance."

The Order also provides that the Board of Trustees of the WAT Funds ("Board") must determine the reasonableness of proposed "management fees" by using either an annual competitive bidding process supervised by the Senior Officer or Independent Fee Consultant, or by obtaining "an annual independent written evaluation prepared by or under the direction of the Senior Officer or the Independent Fee Consultant."

"Management fees" are only part of the costs and expenses paid by mutual fund shareholders. The expenses can vary depending upon the class of shares held but usually include: (1) investment management or advisory fees to compensate analysts and portfolio managers for stock research and portfolio management, as well as the cost of operating a trading desk; (2) administrative expenses incurred to prepare registration statements and tax returns, calculate the Funds' net asset values, maintain effective compliance procedures and perform recordkeeping services; (3) transfer agency costs for establishing accounts, accepting and disbursing funds, as well as overseeing trading in Fund shares;
(4) custodial expenses incurred to hold the securities purchased by the Funds; and (5) distribution expenses, including commissions paid to brokers that sell the Fund shares to investors.

Columbia Wanger Asset Management, L.P. ("CWAM"), the adviser to the WAT Funds, has proposed that the Trust enter into an agreement that "bundles" the first two categories listed above: advisory and administrative services. The fees paid under this agreement are referred to as "management fees." Other fund expenses are governed by separate agreements, in particular agreements with two CWAM affiliates: CFDI, the broker-dealer that underwrites and distributes the WAT Funds' shares, and Columbia Funds Services, Inc. ("CFSI"), the Funds' transfer agent. In conformity with the terms of the Order, this evaluation, therefore, addresses only the advisory and administrative contract between CWAM and the Trust, and does not extend to the other agreements.

According to the Order, the Senior Officer's evaluation must consider at least the following:

     (1) Management fees (including components thereof) charged to institutional and other clients of CWAM for like services;
     (2) Management fees (including any components thereof) charged by other mutual fund companies for like services;
     (3) Costs to CWAM and its affiliates of supplying services pursuant to the management fee agreements, excluding any intra-corporate profit;
     (4) Profit margins of CWAM and its affiliates from supplying such services;
     (5)  Possible economies of scale as the WAT Funds grow larger; and
     (6) The nature and quality of CWAM's services, including the performance of each WAT Fund.

On November 17, 2004, the Board appointed me Senior Officer under the Order. The Board also determined not to pursue a competitive bidding process and instead, charged me with the responsibility of evaluating the WAT Funds' proposed advisory and administrative fee contract with CWAM in conformity with the requirements of the Order. This Report is an annual evaluation required under the Order. In discharging their responsibilities, the independent Trustees have also consulted independent, outside counsel.

                                      * * *

This evaluation was performed in cooperation and regular communication with the Compliance/Contract Renewal Committee of the Board.

                            Process and Independence

The objectives of the Order are to ensure the independent evaluation of the advisory fees paid by the WAT Funds as well as to ensure that all relevant factors are considered. In my view, the contract renewal process has been conducted at arms-length and with independence in gathering, considering and evaluating relevant data. For example, the selection of fund peer groups is critical in assessing a fund's relative performance and cost. I have required Lipper and Morningstar, Inc. to prepare their reports without input or commentary from CWAM; the engagement letters with them reflect this requirement. As a result, the peer groups reflected in the Morningstar, Inc. and Lipper reports were determined independently. After submission of the reports, I asked CWAM to comment on them to avoid errors and to establish a clear record of CWAM's views on which funds, in its judgment, constitute an appropriate peer group.

Similarly, I discussed CWAM's profitability analysis with its management but also sought the independent views of Ernst & Young on the reasonableness of CWAM's cost allocation methodology and on the adequacy of the financial data it provided. The evaluation of CWAM's profitability was performed in the context of the limited industry data available.

My evaluation of the advisory contract was shaped by my experience as WAT's Chief Compliance Officer ("CCO"). As CCO, I report solely to the Board and have no reporting obligation to or employment relationship with CMG or its affiliates, except for administrative purposes. This too contributes to the independence of this evaluation. I have made several comments on compliance matters in evaluating the quality of service provided by CWAM and CMG.

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                              Wanger International Select 2005 Semiannual Report
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Finally, this Report, its supporting materials and the data contained in other materials submitted to the Compliance/Contract Renewal Committee of the Board, in my view, provide a thorough factual basis upon which the Board, in consultation with independent counsel as it deems appropriate, may conduct management fee negotiations that are in the best interests of the WAT Funds' shareholders.

                                      * * *

     VI. Conclusions

My review of the data and other material above leads to the following conclusions with respect to the factors identified in the Order.

     1. Performance. The WAT Funds generally have achieved outstanding performance and rank very favorably against their peers. The international funds have good recent performance records, but weaker long-term performance relative to the domestic WAT Funds. Recent management changes have been followed by improved performance. The domestic WAT Funds and International Select typically achieve their performance with less risk than their competitors; relative risks are greater for International Small Cap.

     2. Management Fees relative to Peers. The management fee rankings of the Funds are generally well below the respective medians and, hence, less favorable to shareholders than their peer group funds.

     3. Administrative Fees. The WAT Funds pay a bundled fee that combines advisory fees and administrative expense, so ranking these fees separately was not possible.

     4. Management Fees relative to Other Accounts. CWAM's focus is its mutual funds. It does not actively seek to manage separate or institutional accounts. The few institutional accounts it does manage vary in rate structures. Some pay advisory fees commensurate with or higher than the WAT Funds. In a few instances, however, sub-advised accounts pay lower management fees than do the WAT Funds.

     5. Costs to CWAM and its Affiliates. CWAM's costs do not appear excessive, and, in my view, it uses appropriate methodologies to allocate overhead costs. CWAM's affiliates do not appear to profit indirectly from CWAM's management agreement with the WAT Funds.

     6. Profit Margins. CWAM's firm-wide profit margins are at the upper end of the industry, though these comparisons are hampered by limited industry data. High profit margins are not unexpected for firms that manage large, successful funds and have provided outstanding investment performance for investors. Profit margins for the WAT Funds are lower than the margins for other accounts managed by CWAM because of payments made to intermediaries that offer the WAT Funds through variable annuity products. CMAI, the Funds' administrator, currently experiences losses rather than profits, in connection with its activities relating to the WAT Funds.

     7. Economies of Scale. Economies of scale do exist at CWAM and will expand, if the assets of the WAT Funds get larger. They are, however, only partially reflected in the management fee schedule for two of the four WAT Funds. If the Funds' assets continue to grow, under the Funds' current fee schedules, shareholders might not benefit in a manner generally commensurate with CWAM's increased profits

     8. Nature and quality of services. This category includes a variety of considerations that are difficult to quantify, yet can have a significant bearing on the performance of the WAT Funds. Several areas merit comment.

          a. Continuity of Management. It is critical that capable and experienced portfolio managers remain committed to the Funds and are able to hire and retain analysts to assist them. CWAM must have in place appropriate incentive plans that align its management's interests with those of investors. Further, CWAM must maintain the independence of its investment process. It should also be supported by effective information technology.

          b. Compliance. CWAM has an effective compliance program and a variety of related services that are valuable to shareholders, such as, systems to ensure best execution of portfolio transactions and the daily review of security prices to ensure accuracy of the WAT Funds' NAV.

          c. Administration Services. The WAT Funds benefit from a variety of administrative services that are performed by CWAM and CMAI, including preparation of registration statements, calculation of Fund NAV's, accounting services, shareholder services, and other functions

In my opinion, these conclusions, taken together, generally support the reasonableness of the proposed management agreement. In reaching this conclusion, I weighed heavily the outstanding performance of the WAT Funds relative to their peers. Performance is an investor's first concern. The expense incurred by shareholders to enjoy this performance is, however, high relative to competing funds, though expenses for the WAT Funds are (with one exception) comparable to the parallel Acorn Funds. Nonetheless, a more complete breakpoint schedule could address this issue as well as share with investors more fully the benefits of economies of scale.

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                              Wanger International Select 2005 Semiannual Report
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   VII.  Recommendations

The Trustees should consider the following proposals to address the issues identified in this Report. Some of these recommendations require the collection and evaluation of more data. This work cannot be accomplished effectively before the expiration of the existing advisory contract on July 31, 2005. Therefore, I recommend that the Trustees consider extending the existing contract pending consideration of these recommendations.

These recommendations do not purport to offer the only avenues to address the opinions and conclusions I have expressed in this Report. Economies of scale, for example, can be addressed in a variety of ways in a management contract. Sound business judgment will guide how any particular area is addressed with due consideration given to all the factors that must be weighed in reaching a management agreement that best serves the WAT Fund shareholders.

I believe the Trustees should consider the following:

     1. Restructure the management fee schedule beyond the current breakpoints to reflect more fully economies of scale. The Trustees might consider several ways to accomplish this objective, including instituting a two-tier fee structure that incorporates a complex- or CWAM-wide fee (including assets held in separate accounts) and a fund specific fee, with each containing breakpoints to reflect their separate economies of scale. Another approach is to consider uniform breakpoints for all WAT Funds, including breakpoints above and below current asset levels.

     2. Conduct further study to ensure that the costs paid to insurance company intermediaries are transparent. The Trustees could consider forming an ad hoc committee to gather and evaluate data regarding CWAM's payments to intermediaries and the services provided by those intermediaries. Such a committee might also seek the assistance of a consultant such as E&Y.

     3. Administrative Fees. Administrative and advisory fees could be unbundled to allow greater transparency and to permit distinct comparisons among peers. An administrative fee could also be formulated with a breakpoint schedule that shares the economies of scale available with shareholders.

     4. Condition contract renewal on submission of an employment agreements or a management incentive plan designed to ensure the continued employment of senior management, under terms that align management's incentives with the interests of the WAT Funds' shareholders. Any incentive plan should be designed to permit CWAM to attract and retain the highest caliber investment professionals and support them with effective and reliable information technology systems.

     5. Review with CWAM its anticipated capacity limitations and the degree to which increased staffing and effective incentives may address those issues.



Robert P. Scales
July 25, 2005

                                      * * *

     More complete copies of the Management Fee Evaluation of the Senior Officer of the Wanger Advisors Trust, edited to delete certain confidential or proprietary information, are available upon written request to:

R. Scott Henderson
Bank of America
MA-515-11-05
One Financial Center
Boston, MA 02111

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                              Wanger International Select 2005 Semiannual Report
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
                              Wanger International Select 2005 Semiannual Report
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[Grahic: squirrel]
WANGER ADVISORS TRUST

TRUSTEES
Patricia H. Werhane, Chairperson
Jerome L. Duffy
Fred D. Hasselbring
Kathryn A. Krueger, M.D.
Ralph Wanger

OFFICERS
Ben Andrews
Vice President

J. Kevin Connaughton
Assistant Treasurer

Michael G. Clarke
Assistant Treasurer

Kenneth A. Kalina
Assistant Treasurer

Bruce H. Lauer
Vice President, Secretary
and Treasurer

Charles P. McQuaid
President

Robert A. Mohn
Vice President

Todd M. Narter
Vice President

Christopher J. Olson
Vice President

Vincent P. Pietropaolo
Assistant Secretary

Robert P. Scales
Chief Compliance Officer, Senior Vice President and General Counsel



TRANSFER AGENT,
DIVIDEND DISBURSING AGENT
Columbia Management Services, Inc.
P.O. Box 8081
Boston, Massachusetts
02266-8081

DISTRIBUTOR
Columbia Management
Distributors, Inc.
One Financial Center
Boston, Massachusetts
02111-2621

INVESTMENT ADVISER
Columbia Wanger Asset
Management, L.P.
227 West Monroe Street
Suite 3000
Chicago, Illinois 60606
www.wanger.com
1-888-4-WANGER
(1-888-492-6437)

LEGAL COUNSEL
Bell, Boyd & Lloyd LLC
Chicago, Illinois




This report, including the schedules of investments and financial statements, is submitted for the general information of the shareholders of the Wanger Advisors Trust. This report is not authorized for distribution unless preceded or accompanied by a prospectus.

A description of the fund's proxy voting policies and procedures is available
(i) on the fund's website, www.wanger.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-492-6437. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 is available from the SEC's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

WANGER ADVISORS TRUST


                                                       SHC-44/89023-0705 05/7141

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

The registrant's "Schedule I - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, since those procedures were last disclosed in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officers, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable at this time.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                        Wanger Advisors Trust
            ------------------------------------------------------------------


By (Signature and Title)            /S/ Charles P. McQuaid
                        ------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                August 24, 2005
    --------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)            /S/ Charles P. McQuaid
                        ------------------------------------------------------
                                    Charles P. McQuaid, President

Date                                August 24, 2005
    --------------------------------------------------------------------------


By (Signature and Title)            /S/ Bruce H. Lauer
                        ------------------------------------------------------
                                    Bruce H. Lauer, Treasurer

Date                                August 24, 2005
    --------------------------------------------------------------------------